UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:

The following 12 series of Wells Fargo Funds Trust have a February 28 fiscal year end:

Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, and Wells Fargo Dow Jones Target 2060 Fund.

The following 10 series of Wells Fargo Funds Trust have an August 31 fiscal year end:

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Government Securities Fund, Wells Fargo High Income Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of reporting period:             May 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo Dow Jones Target Today Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.02%
Affiliated Master Portfolios : 100.02%
Wells Fargo Diversified Fixed Income Portfolio		$323,240,876
Wells Fargo Diversified Stock Portfolio		99,059,802
Wells Fargo Short-Term Investment Portfolio		232,690,277
Total Investment Companies (Cost $613,513,779)		654,990,955

Total investments in securities (Cost $613,513,779)*	100.02%	654,990,955
Other assets and liabilities, net	(0.02)	(149,438)

Total net assets	100.00%	$654,841,517

*	Cost for federal income tax purposes is $615,065,894 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,925,061
Gross unrealized losses	0

Net unrealized gains	$39,925,061

1

Wells Fargo Dow Jones Target Today (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	6%
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	24

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $654,990,955 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2010 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.08%
Affiliated Master Portfolios : 100.08%
Wells Fargo Diversified Fixed Income Portfolio		$231,383,559
Wells Fargo Diversified Stock Portfolio		72,823,749
Wells Fargo Short-Term Investment Portfolio		126,262,551
Total Investment Companies (Cost $377,619,617)		430,469,859

Total investments in securities (Cost $377,619,617)*	100.08%	430,469,859
Other assets and liabilities, net	(0.08)	(332,967)

Total net assets	100.00%	$430,136,892

*	Cost for federal income tax purposes is $386,705,598 and unrealized gains (losses) consists of:

Gross unrealized gains	$43,764,261
Gross unrealized losses	0

Net unrealized gains	$43,764,261

1

Wells Fargo Dow Jones Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	4%
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	13

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $430,469,859 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2015 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.00%
Affiliated Master Portfolios : 100.00%
Wells Fargo Diversified Fixed Income Portfolio		$471,639,593
Wells Fargo Diversified Stock Portfolio		157,655,775
Wells Fargo Short-Term Investment Portfolio		63,866,356
Total Investment Companies (Cost $612,353,829)		693,161,724

Total investments in securities (Cost $612,353,829)*	100.00%	693,161,724
Other assets and liabilities, net	0.00	19,409

Total net assets	100.00%	$693,181,133

*	Cost for federal income tax purposes is $613,619,460 and unrealized gains (losses) consists of:

Gross unrealized gains	$79,542,264
Gross unrealized losses	0

Net unrealized gains	$79,542,264

1

Wells Fargo Dow Jones Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	8%
Wells Fargo Diversified Stock Portfolio	2
Wells Fargo Short-Term Investment Portfolio	7

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $693,161,724 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2020 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 99.97%
Affiliated Master Portfolios : 99.97%
Wells Fargo Diversified Fixed Income Portfolio		$1,524,871,801
Wells Fargo Diversified Stock Portfolio		758,206,168
Wells Fargo Short-Term Investment Portfolio		95,284,448
Total Investment Companies (Cost $2,088,382,144)		2,378,362,417

Total investments in securities (Cost $2,088,382,144)*	99.97%	2,378,362,417
Other assets and liabilities, net	0.03	716,845

Total net assets	100.00%	$2,379,079,262

*	Cost for federal income tax purposes is $2,106,901,243 and unrealized gains (losses) consists of:

Gross unrealized gains	$271,461,174
Gross unrealized losses	0

Net unrealized gains	$271,461,174

1

Wells Fargo Dow Jones Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	27%
Wells Fargo Diversified Stock Portfolio	9
Wells Fargo Short-Term Investment Portfolio	10

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $2,378,362,417 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2025 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.06%
Affiliated Master Portfolios : 100.06%
Wells Fargo Diversified Fixed Income Portfolio		$1,179,897,275
Wells Fargo Diversified Stock Portfolio		1,026,838,038
Wells Fargo Short-Term Investment Portfolio		91,950,997

Total Investment Companies (Cost $1,995,419,619)		2,298,686,310

Total investments in securities (Cost $1,995,419,619)*	100.06%	2,298,686,310
Other assets and liabilities, net	(0.06)	(1,428,888)

Total net assets	100.00%	$2,297,257,422

*	Cost for federal income tax purposes is $2,000,061,006 and unrealized gains (losses) consists of:

Gross unrealized gains	$298,625,304
Gross unrealized losses	0

Net unrealized gains	$298,625,304

1

Wells Fargo Dow Jones Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	21%
Wells Fargo Diversified Stock Portfolio	12
Wells Fargo Short-Term Investment Portfolio	10

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $2,298,686,310 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2030 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.03%
Affiliated Master Portfolios : 100.03%
Wells Fargo Diversified Fixed Income Portfolio		$1,011,742,299
Wells Fargo Diversified Stock Portfolio		1,596,798,077
Wells Fargo Short-Term Investment Portfolio		108,501,671
Total Investment Companies (Cost $2,329,518,195)		2,717,042,047

Total investments in securities (Cost $2,329,518,195)*	100.03%	2,717,042,047
Other assets and liabilities, net	(0.03)	(839,598)

Total net assets	100.00%	$2,716,202,449

*	Cost for federal income tax purposes is $2,344,312,721 and unrealized gains (losses) consists of:

Gross unrealized gains	$372,729,326
Gross unrealized losses	0

Net unrealized gains	$372,729,326

1

Wells Fargo Dow Jones Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	18%
Wells Fargo Diversified Stock Portfolio	19
Wells Fargo Short-Term Investment Portfolio	11

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $2,717,042,047 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2035 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.01%
Affiliated Master Portfolios : 100.01%
Wells Fargo Diversified Fixed Income Portfolio		$342,355,395
Wells Fargo Diversified Stock Portfolio		981,729,901
Wells Fargo Short-Term Investment Portfolio		54,989,270
Total Investment Companies (Cost $1,181,184,931)		1,379,074,566

Total investments in securities (Cost $1,181,184,931)*	100.01%	1,379,074,566
Other assets and liabilities, net	(0.01)	(81,008)

Total net assets	100.00%	$1,378,993,558

*	Cost for federal income tax purposes is $1,184,222,520 and unrealized gains (losses) consists of:

Gross unrealized gains	$194,852,046
Gross unrealized losses	0

Net unrealized gains	$194,852,046

1

Wells Fargo Dow Jones Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	6%
Wells Fargo Diversified Stock Portfolio	11
Wells Fargo Short-Term Investment Portfolio	6

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $1,379,074,566 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2040 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.10%
Affiliated Master Portfolios : 100.10%
Wells Fargo Diversified Fixed Income Portfolio		$301,817,501
Wells Fargo Diversified Stock Portfolio		1,636,354,811
Wells Fargo Short-Term Investment Portfolio		80,392,452
Total Investment Companies (Cost $1,706,927,502)		2,018,564,764

Total investments in securities (Cost $1,706,927,502)*	100.10%	2,018,564,764
Other assets and liabilities, net	(0.10)	(2,066,122)

Total net assets	100.00%	$2,016,498,642

*	Cost for federal income tax purposes is $1,717,164,277 and unrealized gains (losses) consists of:

Gross unrealized gains	$301,400,487
Gross unrealized losses	0

Net unrealized gains	$301,400,487

1

Wells Fargo Dow Jones Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	5%
Wells Fargo Diversified Stock Portfolio	19
Wells Fargo Short-Term Investment Portfolio	8

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $2,018,564,764 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2045 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.05%
Affiliated Master Portfolios : 100.05%
Wells Fargo Diversified Fixed Income Portfolio		$68,676,390
Wells Fargo Diversified Stock Portfolio		709,185,818
Wells Fargo Short-Term Investment Portfolio		32,238,267
Total Investment Companies (Cost $700,035,576)		810,100,475

Total investments in securities (Cost $700,035,576)*	100.05%	810,100,475
Other assets and liabilities, net	(0.05)	(433,243)

Total net assets	100.00%	$809,667,232

*	Cost for federal income tax purposes is $701,522,363 and unrealized gains (losses) consists of:

Gross unrealized gains	$108,578,112
Gross unrealized losses	0

Net unrealized gains	$108,578,112

1

Wells Fargo Dow Jones Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	1%
Wells Fargo Diversified Stock Portfolio	8
Wells Fargo Short-Term Investment Portfolio	3

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $810,100,475 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2050 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.00%
Affiliated Master Portfolios : 100.00%
Wells Fargo Diversified Fixed Income Portfolio		$85,273,880
Wells Fargo Diversified Stock Portfolio		1,278,090,576
Wells Fargo Short-Term Investment Portfolio		56,486,651
Total Investment Companies (Cost $1,221,459,900)		1,419,851,107

Total investments in securities (Cost $1,221,459,900)*	100.00%	1,419,851,107
Other assets and liabilities, net	0.00	(43,396)

Total net assets	100.00%	$1,419,807,711

*	Cost for federal income tax purposes is $1,225,670,004 and unrealized gains (losses) consists of:

Gross unrealized gains	$194,181,103
Gross unrealized losses	0

Net unrealized gains	$194,181,103

1

Wells Fargo Dow Jones Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	2%
Wells Fargo Diversified Stock Portfolio	15
Wells Fargo Short-Term Investment Portfolio	6

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $1,419,851,107 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2055 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 99.74%
Affiliated Master Portfolios : 99.74%
Wells Fargo Diversified Fixed Income Portfolio		$15,396,264
Wells Fargo Diversified Stock Portfolio		231,370,614
Wells Fargo Short-Term Investment Portfolio		10,223,978
Total Investment Companies (Cost $238,226,357)		256,990,856

Total investments in securities (Cost $238,226,357)*	99.74%	256,990,856
Other assets and liabilities, net	0.26	659,825

Total net assets	100.00%	$257,650,681

*	Cost for federal income tax purposes is $237,739,929 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,250,927
Gross unrealized losses	0

Net unrealized gains	$19,250,927

1

Wells Fargo Dow Jones Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	0	%*
Wells Fargo Diversified Stock Portfolio	3
Wells Fargo Short-Term Investment Portfolio	1

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $256,990,856 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2060 Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Value
Investment Companies : 94.65%
Affiliated Master Portfolios : 94.65%
Wells Fargo Diversified Fixed Income Portfolio		$135,996
Wells Fargo Diversified Stock Portfolio		2,043,714
Wells Fargo Short-Term Investment Portfolio		90,309
Total Investment Companies (Cost $2,188,478)		2,270,019

Total investments in securities (Cost $2,188,478)*	94.65%	2,270,019
Other assets and liabilities, net	5.35	128,416

Total net assets	100.00%	$2,398,435

*	Cost for federal income tax purposes is $2,186,853 and unrealized gains (losses) consists of:

Gross unrealized gains	$83,166
Gross unrealized losses	0

Net unrealized gains	$83,166

1

Wells Fargo Dow Jones Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of May 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	0	%*
Wells Fargo Diversified Stock Portfolio	0	*
Wells Fargo Short-Term Investment Portfolio	0	*

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. Wells Fargo Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2016, the affiliated Master Portfolios valued at $2,270,019 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 25.93%
FHLMC ±	2.19%	1-1-2036	$51,344	$52,862
FHLMC	3.50	12-1-2045	5,258,885	5,500,763
FHLMC	3.50	12-1-2045	1,986,353	2,077,713
FHLMC	4.00	6-1-2044	4,849,739	5,170,261
FHLMC	5.00	6-1-2036	485,549	539,259
FHLMC	5.00	8-1-2040	490,211	543,163
FHLMC	5.50	10-1-2017	85,006	86,383
FHLMC	5.50	8-1-2038	104,253	117,207
FHLMC	5.50	12-1-2038	879,518	986,646
FHLMC	5.50	6-1-2040	1,316,018	1,465,586
FHLMC	7.50	5-1-2038	3,824	3,962
FHLMC	8.00	2-1-2030	339	398
FHLMC Series 2013-K28 Class B ±144A	3.49	6-25-2046	1,970,000	1,982,523
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	2,515,000	2,537,934
FHLMC Series 2013-K32 Class B ±144A	3.54	10-25-2046	1,875,000	1,900,266
FHLMC Series 2015-K44 Class B ±144A	3.81	1-25-2048	3,055,000	2,884,758
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,725,920	1,767,288
FHLMC Series 2640 Class G	4.50	7-15-2018	353,872	361,919
FHLMC Series 3774 Class AB	3.50	12-15-2020	299,850	311,412
FHLMC Series K020 Class X1 ±(c)	1.45	5-25-2022	14,061,947	995,873
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,995,372	2,378,605
FHLMC Series T-57 Class 2A1 ±	3.35	7-25-2043	59,319	63,471
FHLMC Series T-59 Class 2A1 ±	3.10	10-25-2043	299,280	315,693
FNMA	2.13	4-24-2026	6,100,000	6,086,891
FNMA%%	2.50	6-16-2031	4,855,000	4,977,133
FNMA ±	2.50	8-1-2036	104,244	110,638
FNMA ±	2.56	1-1-2036	194,811	206,688
FNMA ±	2.60	8-1-2036	1,681,259	1,776,698
FNMA ±	2.61	9-1-2036	43,225	45,607
FNMA	3.00	11-1-2045	2,850,973	2,921,779
FNMA	3.00	12-1-2045	7,044,675	7,219,633
FNMA%%	3.00	6-13-2046	3,100,000	3,174,352
FNMA	3.27	7-1-2022	1,266,177	1,354,600
FNMA	3.50	10-1-2043	1,362,495	1,427,502
FNMA	3.50	4-1-2045	469,610	491,595
FNMA	3.50	8-1-2045	9,219,906	9,651,535
FNMA	3.95	9-1-2021	424,411	464,225
FNMA	4.00	9-1-2024	194,638	201,935
FNMA%%	4.00	6-13-2046	7,040,000	7,515,200
FNMA	4.26	4-1-2021	2,786,590	3,067,557
FNMA	5.00	1-1-2024	186,356	199,433
FNMA	5.00	2-1-2036	47,858	53,187
FNMA	5.00	6-1-2040	173,270	193,343
FNMA	5.00	8-1-2040	3,068,177	3,419,522
FNMA	5.50	11-1-2023	95,543	104,241
FNMA	5.50	8-1-2034	165,271	187,024
FNMA	5.50	2-1-2035	49,665	56,221
FNMA	5.50	8-1-2038	221,772	248,312
FNMA	5.50	8-1-2038	667,079	753,377
FNMA	6.00	10-1-2037	924,432	1,055,423
FNMA	6.00	11-1-2037	59,215	67,661
FNMA	6.50	7-1-2036	36,916	42,274
FNMA	6.50	7-1-2036	18,301	22,009
FNMA	6.50	11-1-2036	9,506	10,885
FNMA	7.00	12-1-2022	271,750	294,007
FNMA	7.00	7-1-2036	22,263	24,550
FNMA	7.00	11-1-2037	15,506	17,393
FNMA	7.50	5-1-2038	2,021	2,052
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	8,331	10,254
FNMA Series 2003-W08 Class 4A ±	3.35	11-25-2042	219,592	231,638
FNMA Series 2003-W14 Class 2A ±	2.50	6-25-2045	166,299	174,735
FNMA Series 2003-W14 Class 2A ±	3.75	1-25-2043	388,943	409,622
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,743,258	2,078,085
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	961,626	1,108,925
GNMA%%	3.00	6-21-2046	5,780,000	5,979,815
GNMA%%	3.50	6-21-2046	11,685,000	12,331,788
GNMA%%	4.00	6-21-2046	3,140,000	3,348,331
GNMA	5.00	7-20-2040	1,196,020	1,325,785

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	7.50%	12-15-2029	$761	$862
GNMA Series 2008-22 Class XM ±(c)	0.80	2-16-2050	2,264,267	70,533
Total Agency Securities (Cost $113,090,825)				116,558,800

Asset-Backed Securities : 9.69%
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	3,800,000	3,811,799
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	1,510,000	1,510,580
American Airlines 2015-1 Class B Pass-Through Trust	3.70	11-1-2024	1,784,734	1,749,932
BMW Vehicle Lease Trust Series 2015-2 Class A3	1.40	9-20-2018	1,500,000	1,503,209
Cabela S Master Credit Card Trust Series 2011-4A Class A1 144A	1.90	10-15-2019	3,000,000	3,008,908
CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	1,960,000	1,969,633
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,704,035
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	598,622	597,798
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	4,670,000	4,670,766
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,153,956	1,284,360
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,034,667
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	915,000	913,222
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,596,311
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-15-2018	1,735,000	1,734,942
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	1,174,000	1,176,005
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	1,205,000	1,203,850
Nissan Auto Lease Trust Series 2015-B Class A4	1.70	4-15-2021	2,600,000	2,610,821
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	1,770,000	1,768,739
Suntrust Auto Receivables Trust Series 2015-1A Class A3 144A	1.42	9-16-2019	1,935,000	1,935,738
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	915,886	915,431
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	3,200,000	3,203,794
World OMNI Auto Receivables Trust Series 2015-A Series A3	1.34	5-15-2020	2,660,000	2,666,520
Total Asset-Backed Securities (Cost $43,425,526)				43,571,060

Corporate Bonds and Notes : 32.32%
Consumer Discretionary : 7.20%
Auto Components : 0.71%
American Axle Manufacturing Incorporated «	6.63	10-15-2022	1,175,000	1,235,219
Delphi Corporation	5.00	2-15-2023	1,855,000	1,966,300
				3,201,519

Automobiles : 0.72%
Ford Motor Company	7.45	7-16-2031	1,465,000	1,910,575
General Motors Company	6.75	4-1-2046	1,120,000	1,310,266
				3,220,841

Commercial Services & Supplies : 0.17%
Avis Budget Car/Finance Company 144A	6.38	4-1-2024	790,000	758,400

Diversified Consumer Services : 0.31%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	795,000	802,950
Service Corporation International	8.00	11-15-2021	500,000	585,000
				1,387,950

Hotels, Restaurants & Leisure : 0.31%
Agua Caliente Band of Cahuilla Indians 144A	6.44	10-1-2016	154,000	152,776
MGM Resorts International	6.00	3-15-2023	1,200,000	1,254,000
				1,406,776

Household Durables : 0.65%
KB Home	7.50	9-15-2022	950,000	969,000
Lennar Corporation	4.75	11-15-2022	1,130,000	1,121,525

2

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Durables (continued)
Toll Brothers Finance Corporation	4.38%	4-15-2023	$810,000	$807,975
				2,898,500

Internet & Catalog Retail : 0.60%
Amazon.com Incorporated	4.95	12-5-2044	815,000	950,740
Priceline Group Incorporated	2.15	11-25-2022	1,500,000	1,720,780
				2,671,520

Media : 3.52%
CCO Holdings LLC 144A	5.75	2-15-2026	1,230,000	1,260,750
Charter Communications Operating LLC 144A	6.48	10-23-2045	655,000	755,545
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	700,000	702,625
Comcast Corporation	3.15	3-1-2026	845,000	874,488
DISH DBS Corporation	5.13	5-1-2020	965,000	978,269
Gannett Company Incorporated 144A	5.50	9-15-2024	805,000	831,163
Interpublic Group Company	4.20	4-15-2024	1,810,000	1,906,127
Neptune Finco Corporation 144A	10.88	10-15-2025	750,000	853,125
Omnicom Group Incorporated	6.25	7-15-2019	1,820,000	2,056,518
SES Global Americas Holding Company 144A	5.30	3-25-2044	880,000	795,430
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	585,000	602,550
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	965,000	960,175
Thompson Reuters Corporation	1.30	2-23-2017	2,218,000	2,220,021
Thompson Reuters Corporation	5.85	4-15-2040	945,000	1,043,728
				15,840,514

Specialty Retail : 0.14%
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	610,000	638,213

Textiles, Apparel & Luxury Goods : 0.07%
Levi Strauss & Company	5.00	5-1-2025	325,000	325,406

Consumer Staples : 1.11%
Beverages : 0.45%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	1,955,000	2,031,626

Food & Staples Retailing : 0.44%
Whole Foods Market Incorporated 144A	5.20	12-3-2025	1,875,000	1,949,576

Food Products : 0.22%
TreeHouse Foods Incorporated 144A	6.00	2-15-2024	950,000	999,875

Energy : 3.41%
Energy Equipment & Services : 0.13%
NGPL PipeCo LLC 144A	7.77	12-15-2037	595,000	584,588

Oil, Gas & Consumable Fuels : 3.28%
Concho Resources Incorporated	5.50	4-1-2023	820,000	820,000
Continental Resources Incorporated	4.50	4-15-2023	1,105,000	1,006,241
Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,249,563
Hess Corporation	8.13	2-15-2019	1,340,000	1,487,769
Kinder Morgan Incorporated	5.55	6-1-2045	1,100,000	1,011,655
Magellan Midstream Partners LP	5.00	3-1-2026	1,320,000	1,451,534
Marathon Oil Corporation	5.90	3-15-2018	1,770,000	1,829,474
Marathon Petroleum Corporation	4.75	9-15-2044	630,000	508,428
Newfield Exploration Company	5.38	1-1-2026	280,000	273,087
Newfield Exploration Company	5.63	7-1-2024	325,000	323,375
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,300,000	1,313,000
TC Pipelines LP	4.38	3-13-2025	1,595,000	1,456,313
Tesoro Logistics LP Corporation	6.13	10-15-2021	980,000	1,010,008

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Williams Partners LP	4.88%	3-15-2024	$1,105,000	$998,811
				14,739,258

Financials : 11.64%
Banks : 2.06%
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,168,254
Bank of America Corporation ±	6.10	12-29-2049	1,290,000	1,321,040
Citigroup Incorporated ±	6.25	12-29-2049	1,485,000	1,533,263
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,905,599
Huntington National Bank	2.20	11-6-2018	1,985,000	2,001,503
JPMorgan Chase & Company ±	5.15	12-29-2049	1,370,000	1,347,738
				9,277,397

Capital Markets : 1.69%
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,284,760
Goldman Sachs Group Incorporated	3.75	5-22-2025	1,370,000	1,409,959
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,100,000	1,130,264
Legg Mason Incorporated	5.63	1-15-2044	815,000	818,758
Morgan Stanley	3.95	4-23-2027	1,660,000	1,655,076
Morgan Stanley	4.35	9-8-2026	1,260,000	1,298,710
				7,597,527

Consumer Finance : 1.64%
Ally Financial Incorporated	5.13	9-30-2024	1,080,000	1,113,750
Diamond 1 Finance Corporation 144A%%	6.02	6-15-2026	1,600,000	1,614,466
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,717,989
Hyundai Capital America Incorporated 144A	2.50	3-18-2019	1,640,000	1,663,787
Navient Corporation	8.00	3-25-2020	1,225,000	1,258,688
				7,368,680

Diversified Financial Services : 1.07%
Argos Merger Incorporated 144A	7.13	3-15-2023	1,090,000	1,103,625
GLP Capital LP / GLP Financing II Incorporated	5.38	4-15-2026	130,000	135,525
JBS USA LLC / JBS USA Finance Incorporated 144A	5.75	6-15-2025	1,310,000	1,251,050
S&P Global Incorporated	4.00	6-15-2025	2,165,000	2,310,789
				4,800,989

Insurance : 4.16%
Chubb INA Holdings Incorporated	4.35	11-3-2045	880,000	961,731
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,330,000	1,506,652
Genworth Holdings Incorporated	4.80	2-15-2024	390,000	280,800
Genworth Holdings Incorporated	7.63	9-24-2021	330,000	276,375
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	1,965,840
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,819,344
Progressive Corporation ±	6.70	6-15-2067	2,050,000	1,886,000
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,511,457
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,830,063
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,105,000	1,089,098
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,468,245
Unum Group	3.88	11-5-2025	1,200,000	1,190,798
ZFS Finance (USA) Trust II ±144A	6.45	12-15-2065	1,920,000	1,922,880
				18,709,283

Real Estate Management & Development : 0.22%
CBRE Services Incorporated	5.00	3-15-2023	940,000	963,905

REITs : 0.81%
American Tower Corporation	4.40	2-15-2026	1,120,000	1,198,371
Digital Realty Trust LP	4.75	10-1-2025	1,530,000	1,599,577
VEREIT Operating Partner LP	4.60	2-6-2024	825,000	830,156
				3,628,104

4

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.30%
Health Care Providers & Services : 1.08%
DaVita HealthCare Partners Incorporated	5.00%	5-1-2025	$810,000	$802,913
Express Scripts Holding Company	4.50	2-25-2026	850,000	909,882
HCA Incorporated	5.38	2-1-2025	1,250,000	1,268,750
HealthSouth Corporation	5.75	11-1-2024	980,000	993,475
Select Medical Corporation	6.38	6-1-2021	900,000	866,250
				4,841,270

Pharmaceuticals : 0.22%
Endo Finance LLC 144A	6.00	7-15-2023	1,120,000	980,459

Industrials : 1.65%
Airlines : 0.36%
American Airlines Group Incorporated 144A	4.63	3-1-2020	635,000	615,950
United Continental Holdings Incorporated «	6.00	12-1-2020	955,000	1,002,750
				1,618,700

Building Products : 0.07%
Masco Corporation	4.38	4-1-2026	325,000	336,375

Professional Services : 0.46%
Verisk Analytics Incorporated	5.80	5-1-2021	1,810,000	2,051,802

Road & Rail : 0.26%
The Hertz Corporation «	6.25	10-15-2022	1,200,000	1,192,500

Trading Companies & Distributors : 0.50%
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,399,738
United Rentals North America Incorporated	5.75	11-15-2024	835,000	837,088
				2,236,826

Information Technology : 1.23%
Communications Equipment : 0.18%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	800,000	814,000

Electronic Equipment, Instruments & Components : 0.54%
Arrow Electronics Incorporated	4.00	4-1-2025	730,000	723,450
Corning Incorporated	7.25	8-15-2036	1,417,000	1,702,397
				2,425,847

Semiconductors & Semiconductor Equipment : 0.42%
Lam Research Corporation%%	3.90	6-15-2026	1,860,000	1,885,759

Software : 0.09%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	370,000	388,500

Materials : 1.06%
Chemicals : 1.06%
Ashland Incorporated	4.75	8-15-2022	840,000	849,744
CF Industries Incorporated	6.88	5-1-2018	1,880,000	2,037,290
RPM International Incorporated	5.25	6-1-2045	1,100,000	1,077,669
W.R. Grace & Company 144A	5.63	10-1-2024	760,000	803,700
				4,768,403

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 2.21%
Diversified Telecommunication Services : 0.97%
AT&T Incorporated	5.65%	2-15-2047	$1,050,000	$1,182,605
CenturyLink Incorporated	5.63	4-1-2020	1,040,000	1,066,000
Frontier Communications Corporation	6.25	9-15-2021	575,000	534,750
Level 3 Financing Incorporated 144A	5.25	3-15-2026	485,000	483,788
Verizon Communications Incorporated	6.55	9-15-2043	825,000	1,079,006
				4,346,149

Wireless Telecommunication Services : 1.24%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,652,806
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,811,033
T-Mobile USA Incorporated	6.63	4-1-2023	1,075,000	1,139,500
				5,603,339

Utilities : 1.51%
Electric Utilities : 0.28%
Southern Power Company	1.85	12-1-2017	1,250,000	1,257,084

Gas Utilities : 0.17%
Boardwalk Pipelines Company	5.95	6-1-2026	770,000	771,290

Independent Power & Renewable Electricity Producers : 0.62%
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	864,518	903,421
The AES Corporation	5.50	3-15-2024	1,010,000	1,019,785
Tri-State Generation and Transmission Association Incorporated 144A	4.25	6-1-2046	850,000	846,185
				2,769,391

Multi-Utilities : 0.44%
CenterPoint Energy Incorporated	6.50	5-1-2018	1,845,000	1,992,264

Total Corporate Bonds and Notes (Cost $141,838,839)				145,280,405

Foreign Corporate Bonds and Notes @: 3.30%
Consumer Discretionary : 0.25%
Hotels, Restaurants & Leisure : 0.25%
McDonald’s Corporation (EUR)	1.13	5-26-2022	1,000,000	1,136,974

Consumer Staples : 0.77%
Food & Staples Retailing : 0.25%
Walgreens Boots Alliance Incorporated (EUR)	2.13	11-20-2026	1,000,000	1,106,753

Food Products : 0.26%
Kraft Heinz Foods Company (EUR)	2.00	6-30-2023	1,000,000	1,171,040

Tobacco : 0.26%
Imperial Tobacco Finance Company (EUR)	2.25	2-26-2021	1,000,000	1,188,092

Financials : 1.75%
Banks : 0.74%
ABN AMRO Bank NV (EUR)	7.13	7-6-2022	800,000	1,131,605
Allied Irish Banks plc ± (EUR)	4.13	11-26-2025	1,000,000	1,059,799
The Bank Tokyo-Mitsubishi UFJ Limited (EUR)	0.88	3-11-2022	1,000,000	1,120,186
				3,311,590

Diversified Financial Services : 0.74%
LYB International Finance Company (EUR)	1.88	3-2-2022	1,000,000	1,145,856
Tesco Corporate Treasury Services plc (EUR)	1.38	7-1-2019	1,000,000	1,107,399

6

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Virgin Media Finance plc (EUR)	4.50%	1-15-2025	1,000,000	$1,087,616
				3,340,871

REITs : 0.27%
Prologis LP (EUR)	3.00	6-2-2026	1,000,000	1,226,086

Health Care : 0.26%
Life Sciences Tools & Services : 0.26%
Thermo Fisher Scientific Incorporated (EUR)	2.15	7-21-2022	1,000,000	1,175,337

Materials : 0.27%
Containers & Packaging : 0.27%
Ball Corporation (EUR)	4.38	12-15-2023	1,000,000	1,202,719

Total Foreign Corporate Bonds and Notes (Cost $14,498,724)				14,859,462

Foreign Government Bonds @: 1.41%
Indonesia Government (IDR)	7.88	4-15-2019	27,000,000,000	1,999,611
Turkey Government (TRY)	9.00	3-8-2017	5,630,000	1,904,352
Turkey Government (TRY)	10.50	1-15-2020	7,000,000	2,447,072
Total Foreign Government Bonds (Cost $6,580,110)				6,351,035

Municipal Obligations : 3.64%
California : 0.52%
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	$2,000,000	2,317,760

District of Columbia : 0.23%
Metropolitan Washington DC Airports Authority Build America Bonds (Transportation Revenue)	7.46	10-1-2046	695,000	1,042,104

Illinois : 1.10%
Chicago IL Series B (GO Revenue)	7.38	1-1-2033	1,125,000	1,144,665
Cook County IL Series B (GO Revenue, Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,095,623
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	1,790,000	1,712,189
				4,952,477

Michigan : 0.49%
Michigan Finance Authority Local Government Loan Program Project Series E (Miscellaneous Revenue)	7.19	11-1-2022	1,915,000	2,197,960

New Jersey : 0.88%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	3,935,840

Texas : 0.42%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,899,294

Total Municipal Obligations (Cost $15,283,001)				16,345,435

Non-Agency Mortgage-Backed Securities : 6.53%
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	2,935,000	2,889,537
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AMA ±	6.09	6-11-2050	2,380,000	2,482,357
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3	3.87	1-10-2048	1,135,000	1,224,498
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	2,315,000	2,376,763
CNH Equipment Trust Series 2014-C Series A3	1.05	11-15-2019	2,145,000	2,142,816
CNH Equipment Trust Series 2016-B Class A2A (a)	1.31	10-15-2019	1,240,000	1,240,479
Commercial Mortgage Trust Pass-Through Certificate Series 2014-CR20 Class 4	3.59	11-10-2047	3,033,000	3,225,599

7

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Pass-Through Certificate Series 2014-LC17 Class A5	3.92%	10-10-2047	$1,270,000	$1,383,210
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.21	11-15-2030	185,627	312
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	45,624	42,756
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	1,600,000	1,655,103
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	0.60	6-12-2047	2,265,000	2,186,657
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,980,000	1,940,572
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.59	5-28-2040	281,780	2,761
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72	7-15-2050	3,000,000	3,213,353
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.26	10-28-2033	86,335	27
Morgan Stanley Capital I Series 2008-T29 Class A4 ±	6.28	1-11-2043	2,128,279	2,248,283
TAL Advantage V LLC Series 2014-3A Class A 144A	3.27	11-21-2039	1,147,500	1,084,950
Total Non-Agency Mortgage-Backed Securities (Cost $29,442,505)				29,340,033

U.S. Treasury Securities : 8.80%
TIPS	0.13	4-15-2020	3,558,555	3,604,008
U.S. Treasury Bond ##	2.50	2-15-2046	4,625,000	4,486,070
U.S. Treasury Bond	2.75	11-15-2042	4,000,000	4,118,908
U.S. Treasury Bond ##	2.88	5-15-2043	5,370,000	5,651,087
U.S. Treasury Bond ##	2.88	8-15-2045	1,025,000	1,074,048
U.S. Treasury Bond	3.00	11-15-2045	2,970,000	3,190,199
U.S. Treasury Note ##	1.25	3-31-2021	15,000,000	14,909,760
U.S. Treasury Note ##	1.63	5-15-2026	2,560,000	2,509,299
Total U.S. Treasury Securities (Cost $38,118,513)				39,543,379

Yankee Corporate Bonds and Notes : 10.77%
Consumer Discretionary : 1.33%
Automobiles : 0.22%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	980,000	975,100

Media : 1.11%
Altice Luxembourg SA 144A	7.75	5-15-2022	850,000	870,719
British Sky Broadcasting Group plc 144A	3.75	9-16-2024	800,000	810,318
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	625,000	731,081
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,506,413
Numericable - SFR 144A	6.25	5-15-2024	1,115,000	1,084,338
				5,002,869

Consumer Staples : 0.29%
Food & Staples Retailing : 0.29%
Delhaize Group SA	5.70	10-1-2040	1,155,000	1,286,008

Energy : 0.10%
Energy Equipment & Services : 0.10%
Ensco plc	5.20	3-15-2025	650,000	431,925

Financials : 7.60%
Banks : 4.75%
ABN AMRO Bank NV 144A	4.80	4-18-2026	850,000	880,208
Banco Nacional de Costa Rica 144A	5.88	4-25-2021	1,600,000	1,611,600
Barclays plc	5.20	5-12-2026	1,500,000	1,531,392
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,777,992
Credit Suisse Group Funding (Guernsey) Limited 144A	3.13	12-10-2020	2,335,000	2,332,324
HSBC Holdings plc ±%%	6.88	12-29-2049	1,745,000	1,758,616

8

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Intesa Sanpaolo SpA 144A	5.71%	1-15-2026	$1,065,000	$1,047,004
Nordea Bank AB ±144A«	5.50	12-31-2049	1,800,000	1,761,750
Perrigo Finance Unlimited Company	4.38	3-15-2026	725,000	737,050
Rabobank Nederland NV	4.38	8-4-2025	1,160,000	1,207,199
Royal Bank of Scotland Group plc	5.13	5-28-2024	1,295,000	1,279,280
Santander Issuances SA	5.18	11-19-2025	2,130,000	2,116,193
Santander UK Group Holdings plc 144A	4.75	9-15-2025	2,065,000	2,034,647
Santander UK plc 144A	5.00	11-7-2023	1,210,000	1,260,572
				21,335,827

Capital Markets : 0.58%
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,622,615

Diversified Consumer Services : 0.21%
NXP BV / NXP Funding LLC 144A	4.63	6-1-2023	965,000	969,835

Diversified Financial Services : 1.00%
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,421,675
Brookfield Finance Incorporated%%	4.25	6-2-2026	940,000	942,302
Schaeffler Finance BV 144A	4.75	5-15-2023	1,120,000	1,147,300
				4,511,277

Insurance : 0.69%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	2,250,000	2,253,650
Axis Specialty Finance plc	2.65	4-1-2019	840,000	842,209
				3,095,859

Real Estate Management & Development : 0.37%
Brookfield Asset Management Incorporated	5.80	4-25-2017	1,595,000	1,650,581

Information Technology : 0.23%
Technology Hardware, Storage & Peripherals : 0.23%
Seagate HDD Cayman	5.75	12-1-2034	1,530,000	1,055,700

Materials : 0.34%
Chemicals : 0.34%
Agrium Incorporated	4.13	3-15-2035	1,665,000	1,517,846

Telecommunication Services : 0.23%
Wireless Telecommunication Services : 0.23%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	1,025,000	1,018,736

Utilities : 0.65%
Electric Utilities : 0.65%
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,947,635

Total Yankee Corporate Bonds and Notes (Cost $47,305,975)				48,421,813

Yankee Government Bonds : 2.64%
Republic of Argentina 144A	6.25	4-22-2019	1,500,000	1,566,750
Republic of Argentina 144A	6.88	4-22-2021	3,830,000	4,013,840
Republic of Argentina 144A	7.50	4-22-2026	3,445,000	3,615,528
Republic of Guatemala 144A	4.50	5-3-2026	1,775,000	1,757,234
Republic of Turkey	6.63	2-17-2045	795,000	902,891
Total Yankee Government Bonds (Cost $11,552,805)				11,856,243

9

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name		Yield		Shares	Value
Short-Term Investments : 4.53%
Investment Companies : 4.29%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45%		3,494,306	$3,494,306
Wells Fargo Cash Investment Money Market Fund Select Class ##(l)(u)		0.41		15,820,342	15,820,342
					19,314,648

			Maturity date	Principal
U.S. Treasury Securities : 0.24%
U.S. Treasury Bill (z)#		0.29	6-16-2016	$1,075,000	1,074,932

Total Short-Term Investments (Cost $20,389,510)					20,389,580

Total investments in securities (Cost $481,526,333)*	109.56%				492,517,245
Other assets and liabilities, net	(9.56)				(42,978,706)

Total net assets	100.00%				$449,538,539

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
%%	The security is issued on a when-issued basis.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
¤	The security is issued in zero coupon form with no periodic interest payments.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $481,650,905 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,876,522
Gross unrealized losses	(4,010,182)

Net unrealized gains	$10,866,340

Abbreviations:
AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities
TRY	Turkish lira

10

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$116,558,800	$0	$116,558,800
Asset-backed securities	0	43,571,060	0	43,571,060
Corporate bonds and notes	0	145,280,405	0	145,280,405
Foreign corporate bonds and notes	0	14,859,462	0	14,859,462
Foreign government bonds	0	6,351,035	0	6,351,035
Municipal obligations	0	16,345,435	0	16,345,435
Non-agency mortgage-backed securities	0	29,340,033	0	29,340,033
U.S. Treasury securities	39,543,379	0	0	39,543,379
Yankee corporate bonds and notes	0	48,421,813	0	48,421,813
Yankee government bonds	0	11,856,243	0	11,856,243
Short-term investments
Investment companies	15,820,342	0	0	15,820,342
U.S. Treasury securities	1,074,932	0	0	1,074,932
Investments measured at net asset value*				3,494,306

	56,438,653	432,584,286	0	492,517,245
Credit default swap contracts	0	886,504	0	886,504
Futures contracts	50	0	0	50

Total assets	$56,438,703	$433,470,790	$0	$493,403,799

Liabilities
Credit default swap contracts	$0	$450,601	$0	$450,601
Forward foreign currency contracts	0	30,014	0	30,014
Futures contracts	9,762	0	0	9,762

Total liabilities	$9,762	$480,615	$0	$490,377

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,494,306 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2016	Unrealized gains (losses)
6-8-2016	JP Morgan	21 Short	Euro FX Futures	$3,831,267	$(311)
6-8-2016	JP Morgan	51 Short	Euro FX Futures	7,455,180	10,201

During the nine months ended May 31, 2016 the Fund entered into forward foreign currency contracts for economic hedging purposes. At May 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at May 31, 2016	In exchange for U.S. $	Unrealized losses
6-30-2016	Citibank	17,800,000 MXN	$961,491	$991,505	$(30,014)

During the nine months ended May 31, 2016, the Fund entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At May 31, 2016, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on an index – Buy protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments made	Value	Premiums received	Unrealized gains
6-20-2021	JPMorgan	Markit iTraxx Europe Crossover Index	$4,000,000	1.00%	$(450,601)	$(538,000)	$87,399

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments received	Value	Premiums paid	Unrealized gains (losses)
6-20-2021	JPMorgan	Markit CDX North America High Yield Index	$2,000,000	5.00%	$54,489	$46,699	$7,790
6-20-2021	JPMorgan	Markit iTraxx Europe Crossover Index	4,000,000	5.00%	832,015	891,779	(59,764)

As of May 31, 2016, the Fund had $271,780 on deposit at broker for outstanding credit default swaps.

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 55.60%
FHLMC ±	2.29%	3-1-2043	$6,803,890	$6,945,653
FHLMC ±	2.30	8-1-2044	7,158,839	7,307,947
FHLMC ±	2.66	8-1-2041	6,812,253	7,170,441
FHLMC ±	2.74	1-1-2041	13,581,123	14,226,035
FHLMC ±	2.78	5-1-2046	14,243,489	14,711,539
FHLMC ±	2.86	7-1-2044	5,850,463	6,059,933
FHLMC ±	2.90	7-1-2044	5,385,653	5,575,332
FHLMC ±	2.94	5-1-2044	1,207,928	1,247,373
FHLMC ±	2.98	7-1-2044	6,326,671	6,558,590
FHLMC ±	3.05	12-1-2043	4,016,445	4,181,125
FHLMC ±	3.14	7-1-2042	2,390,091	2,502,692
FHLMC ±	3.46	5-1-2042	9,900,817	10,321,798
FHLMC	3.50	2-15-2028	3,113,390	3,265,055
FHLMC	3.50	2-1-2031	1,374,180	1,466,258
FHLMC	3.50	2-1-2031	3,797,973	4,052,684
FHLMC	3.50	2-1-2031	1,883,385	2,009,634
FHLMC	3.50	6-1-2032	2,395,883	2,551,060
FHLMC	4.00	6-1-2025	2,294,101	2,439,204
FHLMC	4.00	2-1-2026	3,193,905	3,394,513
FHLMC	4.00	9-1-2030	378,129	399,458
FHLMC	4.00	3-1-2031	1,176,628	1,254,742
FHLMC	4.00	6-1-2031	2,936,575	3,161,069
FHLMC	4.00	4-1-2032	1,130,580	1,206,956
FHLMC	4.00	2-1-2034	1,216,146	1,315,314
FHLMC	4.00	1-1-2035	441,120	478,262
FHLMC	4.00	1-1-2035	656,384	710,038
FHLMC	4.00	2-1-2035	403,104	436,056
FHLMC	4.00	3-1-2036	3,234,483	3,491,921
FHLMC	4.50	8-1-2018	2,618,174	2,692,219
FHLMC	4.50	10-1-2018	1,373,500	1,414,827
FHLMC	4.50	8-1-2020	43,734,581	44,959,773
FHLMC	4.50	4-1-2031	2,277,487	2,497,571
FHLMC	5.50	5-1-2041	526,847	601,820
FHLMC	5.50	5-1-2041	244,576	279,505
FHLMC	6.00	5-15-2039	2,851,430	3,262,879
FHLMC	7.00	3-25-2044	1,812,263	2,151,489
FHLMC Series 2744 Class JH	5.00	2-15-2034	2,199,577	2,432,842
FHLMC Series 3537 Class MA	4.50	6-15-2038	3,039,887	3,278,197
FHLMC Series 3574 Class D	5.00	9-15-2039	1,378,977	1,526,115
FHLMC Series 4382 Class AB	3.00	7-15-2040	5,869,394	5,983,928
FNMA ±	2.13	6-1-2043	4,238,330	4,309,328
FNMA ±	2.18	9-1-2043	10,730,711	10,930,940
FNMA ±	2.29	5-1-2042	3,478,458	3,586,994
FNMA ±	2.30	8-1-2043	4,753,061	4,867,191
FNMA ±	2.31	5-1-2042	5,087,565	5,242,792
FNMA ±	2.33	10-1-2043	2,602,163	2,669,055
FNMA ±	2.49	10-1-2043	3,956,091	4,064,714
FNMA ±	2.61	5-1-2038	48,786,933	51,573,579
FNMA ±	2.61	12-1-2040	9,113,235	9,533,124
FNMA ±	2.65	11-1-2044	6,590,459	6,787,197
FNMA ±	2.68	1-1-2045	2,360,598	2,432,270
FNMA ±	2.72	11-1-2044	4,025,054	4,160,560
FNMA ±	2.74	5-1-2044	2,804,121	2,883,865
FNMA ±	2.79	2-1-2045	5,390,057	5,585,941
FNMA ±	3.22	12-1-2043	1,651,350	1,723,075
FNMA ±	3.48	3-1-2041	859,136	895,003
FNMA	3.50	12-1-2029	2,235,083	2,369,459
FNMA	3.50	2-1-2030	2,467,227	2,627,696
FNMA	3.50	5-1-2030	2,657,757	2,813,957
FNMA	3.50	6-1-2030	7,979,681	8,449,550
FNMA	3.50	8-1-2030	4,681,929	4,957,806
FNMA	3.50	12-1-2030	7,580,071	8,094,368
FNMA	3.50	12-1-2030	2,358,489	2,518,916
FNMA	3.50	1-1-2031	6,275,220	6,702,114
FNMA	3.50	3-1-2031	7,103,247	7,586,872
FNMA	3.50	3-1-2031	4,418,425	4,680,317
FNMA	3.50	3-1-2031	5,843,230	6,189,183
FNMA	3.50	4-1-2031	3,980,246	4,213,801

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	4-1-2032	$1,694,002	$1,789,488
FNMA	3.50	6-1-2032	3,747,598	3,958,995
FNMA	3.50	8-1-2032	9,693,635	10,240,702
FNMA	3.50	10-1-2032	9,986,599	10,549,914
FNMA	3.50	3-1-2033	2,104,414	2,223,206
FNMA	3.50	12-1-2035	32,212,068	33,989,941
FNMA ±	3.52	12-1-2041	3,712,424	3,863,900
FNMA	4.00	3-1-2026	4,329,169	4,604,095
FNMA	4.00	3-1-2026	2,516,320	2,672,179
FNMA	4.00	5-1-2026	798,000	848,724
FNMA	4.00	9-1-2030	517,963	553,539
FNMA	4.00	4-1-2032	1,118,992	1,211,798
FNMA	4.00	8-1-2032	1,207,526	1,304,711
FNMA	4.00	3-1-2033	5,826,869	6,267,277
FNMA	4.00	1-1-2036	1,071,397	1,160,576
FNMA	4.50	1-1-2020	8,574,551	8,850,308
FNMA	4.50	1-1-2020	6,521,045	6,728,976
FNMA	4.50	1-1-2020	10,632,826	10,964,353
FNMA	4.50	1-1-2020	9,176,057	9,465,521
FNMA	4.50	5-1-2020	11,899,027	12,278,989
FNMA	4.50	10-1-2020	3,274,278	3,381,027
FNMA	4.50	10-25-2020	11,928,241	12,267,328
FNMA	4.50	6-1-2025	1,857,336	1,988,475
FNMA	4.50	2-1-2026	483,912	510,148
FNMA	4.50	10-1-2026	6,167,339	6,607,148
FNMA	5.00	2-1-2023	2,942,705	3,055,889
FNMA	5.00	5-1-2023	634,065	678,038
FNMA	5.00	8-1-2030	881,116	976,376
FNMA	5.50	6-1-2040	80,493	92,364
FNMA	5.50	7-1-2040	217,765	250,003
FNMA	5.50	5-1-2041	167,786	192,558
FNMA	5.50	7-1-2041	167,061	191,566
FNMA	5.50	8-1-2041	1,680,206	1,928,552
FNMA	6.00	3-25-2035	548,376	568,951
FNMA Series 2001-W03 Class A ±	6.70	9-25-2041	484,854	544,842
FNMA Series 2002-90 Class A1	6.50	6-25-2042	22,266	25,993
FNMA Series 2003-63 Class GB	4.00	7-25-2033	2,966,085	3,155,670
FNMA Series 2003-W1 Class 2A ±	6.32	12-25-2042	250,525	293,236
FNMA Series 2009-101 Class MJ	3.00	12-25-2039	6,617,267	6,821,356
FNMA Series 2009-20 Class DT	4.50	4-25-2039	4,444,536	4,865,255
FNMA Series 2010-71 Class HJ	5.50	7-25-2040	1,161,408	1,321,440
FNMA Series 2010-98 Class EA	4.00	9-25-2030	1,878,177	2,014,410
FNMA Series 2011-46 Class BA	4.00	4-25-2037	5,887,994	6,053,013
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	1,920,625	1,935,037
FNMA Series 2012-28 Class PT	4.00	3-25-2042	898,734	959,754
FNMA Series 2012-65 Class HJ	5.00	7-25-2040	6,826,292	7,531,916
FNMA Series 2013-103 Class H	4.50	3-25-2038	5,226,436	5,652,949
FNMA Series 2015-53 Class MA	2.50	6-25-2045	17,360,897	17,761,263
FNMA Series 2015-69 Class MC	2.50	9-25-2045	9,605,671	9,789,533
FNMA Series 2015-M10 Class FA ±	0.68	3-25-2019	9,496,138	9,477,355
FNMA Series 2015-M4 Class FA ±	0.64	9-25-2018	10,218,438	10,178,165
FNMA Series 2015-M8 Class FA ±	0.60	11-25-2018	5,905,302	5,891,684
Total Agency Securities (Cost $634,439,088)				632,460,000

Asset-Backed Securities : 14.55%
Avis Budget Rental Car Funding (AESOP) LLC Series 2014-1A Class A 144A	2.46	7-20-2020	6,637,000	6,669,932
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	3,179,000	3,180,102
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,620,000	3,613,546
California Republic Auto Receivables Trust Series 2015-4 Class A3 144A	2.04	1-15-2020	4,163,000	4,200,531
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	4,948,000	4,950,796
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	3,186,000	3,191,765
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	3,144,000	3,152,011
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	2,433,000	2,447,171
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	8,044,000	8,107,610
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	4,930,000	4,923,519
Capital One Multi Asset Execution Trust 2016-A1 Class A1 ±	0.90	2-15-2022	4,025,000	4,038,977
Chrysler Capital Auto Receivables Trust Series 2016-AA Class A4 144A	1.96	1-18-2022	6,248,000	6,240,759

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Discover Card Execution Note Trust Series 2016-A2 Class A2 ±	0.97%	9-15-2021	$7,767,000	$7,812,721
Ford Credit Auto Owner Trust Series 2014-2 Class A 144A	2.31	4-15-2026	6,033,000	6,121,177
Ford Credit Floorplan Master Owner Trust Series 2016-1 Class A2 ±	1.33	2-15-2021	6,710,000	6,756,245
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	3,345,000	3,354,326
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.13	9-16-2024	9,844,792	9,756,309
Navient Student Loan Trust Series 2015-CA Class A 144A±	1.93	1-16-2035	12,325,701	12,372,638
Navient Student Loan Trust Series 2016-AA Class A1 144A±	1.53	12-15-2025	2,393,821	2,398,272
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.80	1-25-2037	3,500,876	3,344,471
Nelnet Student Loan Trust Series 2006-1 Class A5 ±	0.76	8-23-2027	2,505,031	2,455,586
Santander Drive Auto Receivables Trust Series 2016-2 Class A3	1.56	5-15-2020	11,711,000	11,685,392
SLC Student Loan Trust Series 2007-2 Class A2 ±	1.03	5-15-2028	732,966	723,796
SLC Student Loan Trust Series 2010-1 Class A ±	1.50	11-25-2042	2,264,896	2,239,923
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.84	7-27-2026	1,769,801	1,773,495
SLM Student Loan Trust Series 2005-6 Class A5A ±	0.75	7-27-2026	1,385,470	1,368,893
SLM Student Loan Trust Series 2005-8 Class A4 ±	1.39	1-25-2028	3,941,000	3,913,373
SLM Student Loan Trust Series 2010-1 Class A ±	0.85	3-25-2025	3,425,381	3,323,986
SLM Student Loan Trust Series 2010-A Class 1A 144A±	3.45	5-16-2044	2,123,526	2,169,867
SLM Student Loan Trust Series 2010-A Class 2A 144A±	3.68	5-16-2044	3,760,585	3,865,325
SLM Student Loan Trust Series 2011-C Class A2A 144A±	3.68	10-17-2044	1,714,032	1,781,846
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	2,541,902	2,586,008
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.58	1-15-2026	4,005,000	3,969,437
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	1.03	7-17-2023	6,895,688	6,886,498
SMB Private Education Loan Trust Series 2015-C Class A1 144A±	1.33	7-15-2022	3,521,680	3,525,084
TCF Auto Receivables Owner Trust Series 2015-1A Class A4 144A	1.96	11-16-2020	6,610,000	6,591,354
Total Asset-Backed Securities (Cost $165,848,453)				165,492,741

Non-Agency Mortgage-Backed Securities : 3.74%
Commercial Mortgage Trust Series 2012-LC4 Class A2	2.26	12-10-2044	2,661,970	2,670,079
Commercial Mortgage Trust Series 2012-LC4 Class A3	3.07	12-10-2044	14,264,000	14,603,435
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	1,647,039	1,636,557
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	638,570	662,037
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,027,030	1,063,319
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	1,066,719	1,102,824
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,579,000	2,652,514
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	2,478,000	2,634,857
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,259,000	2,305,141
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A2 144A	3.67	2-15-2046	240,071	240,930
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A2	3.15	8-15-2046	516,392	516,665
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-15-2045	3,573,048	3,630,483
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C18 Class A1	1.25	2-15-2047	1,094,332	1,091,674
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,301,148	1,330,195
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	3,711,395	3,717,979
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	705,000	740,149
Morgan Stanley Dean Witter Capital I Trust Series 2011-C3 Class A2	3.22	7-15-2049	1,982,365	1,984,513
Total Non-Agency Mortgage-Backed Securities (Cost $43,441,812)				42,583,351

U.S. Treasury Securities : 25.50%
U.S. Treasury Note	0.75	1-31-2018	20,672,000	20,634,852
U.S. Treasury Note	0.75	2-28-2018	4,621,000	4,611,615
U.S. Treasury Note	0.75	4-30-2018	54,129,000	53,995,789
U.S. Treasury Note	0.75	2-15-2019	14,445,000	14,349,071
U.S. Treasury Note	0.88	4-15-2019	6,172,000	6,145,479
U.S. Treasury Note	0.88	5-15-2019	124,951,000	124,365,230
U.S. Treasury Note	1.00	9-15-2018	61,969,000	62,053,712

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		1.25%	12-15-2018	$3,816,000	$3,842,235
Total U.S. Treasury Securities (Cost $290,045,649)					289,997,983

		Yield		Shares
Short-Term Investments : 1.81%
Investment Companies : 1.81%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.23		20,566,822	20,566,822

Total Short-Term Investments (Cost $20,566,822)					20,566,822

Total investments in securities (Cost $1,154,341,824)*	101.20%				1,151,100,897
Other assets and liabilities, net	(1.20)				(13,658,603)

Total net assets	100.00%				$1,137,442,294

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,154,644,158 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,878,812
Gross unrealized losses	(5,422,073)

Net unrealized losses	$(3,543,261)

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited liability company

4

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$632,460,000	$0	$632,460,000
Asset-backed securities	0	165,492,741	0	165,492,741
Non-agency mortgage-backed securities	0	42,583,351	0	42,583,351
U.S. Treasury securities	289,997,983	0	0	289,997,983
Short-term investments
Investment companies	20,566,822	0	0	20,566,822

Total assets	$310,564,805	$840,536,092	$0	$1,151,100,897

Liabilities
Futures contracts	$1,609	$0	$0	$1,609

Total liabilities	$1,609	$0	$0	$1,609

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2016	Unrealized losses
9-30-2016	JPMorgan	307 Long	2-Year U.S. Treasury Notes	$66,897,219	$(10,177)
9-30-2016	JPMorgan	206 Short	5-Year U.S. Treasury Notes	24,744,141	(2,001)

As of May 31, 2016, the Fund had segregated $100,000 as cash collateral for open futures contracts.

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 82.66%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$796,645	$797,456
FDIC Series 2010-S1 Class 1A 144A±	0.99	2-25-2048	2,796,357	2,796,743
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	4,036,597	3,972,771
FHLB ¤	0.00	7-7-2016	22,000,000	21,992,718
FHLB ¤	0.00	7-27-2016	60,000,000	59,969,100
FHLB ¤	0.00	8-8-2016	60,000,000	59,953,200
FHLB	0.88	6-29-2018	9,080,000	9,057,318
FHLB	5.63	3-14-2036	6,150,000	8,482,554
FHLMC ±	1.12	2-25-2023	1,134,948	1,138,851
FHLMC ±	1.61	12-15-2036	581,461	599,998
FHLMC ±	2.50	6-1-2032	77,417	81,436
FHLMC ±	2.59	10-1-2026	195,184	203,210
FHLMC ±	2.66	9-1-2031	8,868	9,033
FHLMC ±	2.66	9-1-2031	51,834	52,152
FHLMC ±	2.69	7-1-2029	143,530	149,480
FHLMC ±	2.88	1-1-2038	1,095,443	1,163,598
FHLMC ±	3.01	5-1-2026	95,810	99,814
FHLMC ±	3.09	7-1-2032	1,062,635	1,100,353
FHLMC ±	3.31	5-25-2023	2,850,000	3,074,121
FHLMC	3.50	8-1-2045	8,817,002	9,222,533
FHLMC	3.50	11-1-2045	15,273,309	15,975,792
FHLMC	3.50	12-1-2045	10,673,445	11,164,361
FHLMC	3.50	12-1-2045	3,614,589	3,780,839
FHLMC	4.00	6-1-2044	9,126,886	9,730,088
FHLMC	4.50	3-1-2042	822,560	898,783
FHLMC	4.50	9-1-2044	6,151,466	6,715,520
FHLMC	5.00	5-1-2018	99,832	102,431
FHLMC	5.00	4-1-2019	119,285	122,458
FHLMC	5.00	4-1-2019	112,070	115,057
FHLMC	5.00	6-1-2019	201,890	210,382
FHLMC	5.00	8-1-2019	679,848	704,887
FHLMC	5.00	10-1-2019	251,204	258,063
FHLMC	5.00	2-1-2020	697,621	724,823
FHLMC	5.00	8-1-2040	2,290,546	2,537,965
FHLMC	5.50	3-15-2035	1,460,602	1,518,791
FHLMC	5.50	7-1-2035	5,342,321	6,034,914
FHLMC	5.50	12-1-2038	3,520,463	3,949,268
FHLMC	6.00	1-1-2024	2,031,712	2,208,453
FHLMC	6.00	10-1-2032	49,140	56,518
FHLMC	6.00	5-25-2043	5,837,853	6,642,115
FHLMC ±	6.38	1-1-2026	71,136	70,519
FHLMC	6.50	4-1-2018	5,808	5,903
FHLMC	6.50	4-1-2021	11,173	11,555
FHLMC	6.50	4-1-2022	85,429	96,211
FHLMC	6.50	9-1-2028	28,117	32,370
FHLMC	6.50	9-1-2028	21,800	24,866
FHLMC	6.50	7-1-2031	5	5
FHLMC	6.50	8-1-2037	213,461	228,726
FHLMC	7.00	12-1-2023	4,439	5,024
FHLMC	7.00	5-1-2024	9,965	10,125
FHLMC	7.00	12-1-2026	2,293	2,342
FHLMC	7.00	12-1-2026	700	780
FHLMC	7.00	4-1-2029	2,485	2,893
FHLMC	7.00	5-1-2029	15,261	17,087
FHLMC	7.00	4-1-2032	158,994	191,243
FHLMC	7.50	11-1-2031	276,476	327,817
FHLMC	7.50	4-1-2032	215,629	251,797
FHLMC	8.00	2-1-2017	960	964
FHLMC	8.00	8-1-2023	18,736	20,298
FHLMC	8.00	6-1-2024	6,641	7,499
FHLMC	8.00	6-1-2024	3,506	3,609
FHLMC	8.00	6-1-2024	9,411	10,409
FHLMC	8.00	8-1-2026	21,288	25,591

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	8.00%	11-1-2026	$21,120	$24,166
FHLMC	8.00	11-1-2028	15,246	17,516
FHLMC	8.50	7-1-2022	4,278	4,713
FHLMC	8.50	12-1-2025	15,040	17,338
FHLMC	8.50	5-1-2026	2,322	2,616
FHLMC	8.50	8-1-2026	6,044	6,207
FHLMC	8.50	8-1-2026	23,304	23,400
FHLMC	9.00	1-1-2017	995	1,001
FHLMC	9.00	4-1-2017	1,127	1,133
FHLMC	9.00	11-1-2018	1,488	1,496
FHLMC	9.00	8-1-2019	255	259
FHLMC	9.00	8-1-2019	57	57
FHLMC	9.00	12-1-2019	136	146
FHLMC	9.00	1-1-2020	14	14
FHLMC	9.00	2-1-2020	105	113
FHLMC	9.00	3-1-2020	1,494	1,516
FHLMC	9.00	3-1-2020	209	215
FHLMC	9.00	9-1-2020	135	146
FHLMC	9.00	9-1-2020	593	612
FHLMC	9.00	12-1-2020	24	24
FHLMC	9.00	3-1-2021	2,958	3,183
FHLMC	9.00	4-1-2021	2,888	2,971
FHLMC	9.00	4-1-2021	177	194
FHLMC	9.00	4-1-2021	13,896	14,035
FHLMC	9.00	7-1-2021	3,709	3,725
FHLMC	9.00	7-1-2021	3,422	3,527
FHLMC	9.00	8-1-2021	442	491
FHLMC	9.00	7-1-2022	455	461
FHLMC	9.00	9-1-2024	886	948
FHLMC	9.50	9-1-2016	1	1
FHLMC	9.50	10-1-2016	19	19
FHLMC	9.50	8-1-2018	19	19
FHLMC	9.50	8-1-2019	86	91
FHLMC	9.50	2-1-2020	3	4
FHLMC	9.50	6-1-2020	51	55
FHLMC	9.50	8-1-2020	191	207
FHLMC	9.50	9-1-2020	16	16
FHLMC	9.50	9-1-2020	1,436	1,457
FHLMC	9.50	9-1-2020	36	39
FHLMC	9.50	10-1-2020	56	61
FHLMC	9.50	10-1-2020	28	29
FHLMC	9.50	11-1-2020	66	72
FHLMC	9.50	5-1-2021	176	193
FHLMC	9.50	9-17-2022	305,422	320,544
FHLMC	9.50	4-1-2025	28,054	30,752
FHLMC	10.00	8-1-2017	3	3
FHLMC	10.00	1-1-2019	6	6
FHLMC	10.00	12-1-2019	186	201
FHLMC	10.00	3-1-2020	8	8
FHLMC	10.00	6-1-2020	20	22
FHLMC	10.00	7-1-2020	7	7
FHLMC	10.00	8-1-2020	29	32
FHLMC	10.00	10-1-2021	37,041	38,893
FHLMC	10.00	8-17-2022	115,166	117,760
FHLMC	10.00	2-17-2025	395,385	428,045
FHLMC	10.50	2-1-2019	13	13
FHLMC	10.50	5-1-2019	46	47
FHLMC	10.50	6-1-2019	6	7
FHLMC	10.50	8-1-2019	10,744	11,215
FHLMC	10.50	12-1-2019	14,070	14,129
FHLMC	10.50	5-1-2020	3,107	3,119
FHLMC	10.50	5-1-2020	17,372	18,491
FHLMC	10.50	8-1-2020	10,508	10,598
FHLMC	10.50	8-1-2020	25,256	26,167

2

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 16 Class D	10.00%	10-15-2019	$3,751	$3,816
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	4,479,546	4,586,916
FHLMC Series 2758 Class FH ±	0.78	3-15-2019	1,378,760	1,381,488
FHLMC Series 2882 Class TF ±	0.68	10-15-2034	1,276,979	1,280,155
FHLMC Series 3706 Class C	2.00	8-15-2020	3,274,582	3,310,742
FHLMC Series 3767 Class PD	4.00	7-15-2040	196,969	203,085
FHLMC Series 3948 Class DA	3.00	12-15-2024	669,678	685,535
FHLMC Series K020 Class X1 ±(c)	1.45	5-25-2022	46,801,703	3,314,515
FHLMC Series M036 Class A	4.16	12-15-2029	4,124,820	4,272,117
FHLMC Series T-15 Class A6 ±	0.84	11-25-2028	200,871	200,116
FHLMC Series T-23 Class A ±	0.73	5-25-2030	851,529	841,886
FHLMC Series T-35 Class A ±	0.73	9-25-2031	1,155,216	1,141,779
FHLMC Series T-42 Class A6	9.50	2-25-2042	1,051,018	1,302,314
FHLMC Series T-55 Class 2A1 ±	3.06	3-25-2043	606,285	613,452
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,385,981	1,634,558
FHLMC Series T-57 Class 2A1 ±	3.35	7-25-2043	2,630,087	2,814,181
FHLMC Series T-62 Class 1A1 ±	1.58	10-25-2044	1,191,793	1,210,066
FHLMC Series T-67 Class 1A1C ±	3.06	3-25-2036	1,321,536	1,404,673
FHLMC Series T-67 Class 2A1C ±	3.00	3-25-2036	2,378,857	2,489,004
FHLMC Series T-75 Class A1 ±	0.49	12-25-2036	3,984,139	3,957,492
FNMA ¤	0.00	5-15-2030	7,700,000	5,073,476
FNMA (a)	0.01	7-1-2016	45,345,000	45,331,046
FNMA ±	0.68	6-27-2036	334,633	334,273
FNMA ±	0.80	8-25-2018	5,886,995	5,887,785
FNMA	1.03	6-1-2017	2,347,601	2,349,456
FNMA ±	1.88	1-1-2043	1,484,321	1,520,703
FNMA	2.00	5-25-2021	223,829	225,550
FNMA ±	2.08	5-1-2036	2,514,016	2,640,035
FNMA	2.13	4-24-2026	9,410,000	9,389,778
FNMA ±	2.33	5-1-2036	1,424,723	1,486,815
FNMA ±	2.34	5-1-2023	723,094	734,870
FNMA ±	2.35	12-1-2035	1,330,363	1,395,829
FNMA ±	2.48	9-1-2031	54,110	57,063
FNMA%%	2.50	6-16-2031	18,190,000	18,647,591
FNMA ±	2.50	8-1-2036	2,725,396	2,892,561
FNMA	2.50	4-25-2039	228,358	229,014
FNMA ±	2.51	11-1-2031	169,071	177,101
FNMA ±	2.51	6-1-2032	162,627	170,528
FNMA ±	2.52	9-1-2031	332,362	348,747
FNMA ±	2.55	6-1-2034	519,908	548,794
FNMA	2.55	3-1-2022	1,673,000	1,737,643
FNMA ±	2.56	9-1-2027	408,247	434,396
FNMA ±	2.59	12-1-2034	1,654,313	1,747,464
FNMA ±	2.61	9-1-2036	1,177,401	1,242,279
FNMA	2.63	9-6-2024	16,000,000	16,771,072
FNMA ±	2.65	12-1-2040	80,403	85,181
FNMA (a)%%	2.73	2-25-2024	500,000	516,048
FNMA ±	2.77	4-1-2032	110,615	112,658
FNMA ±	2.80	10-1-2027	220,623	230,126
FNMA	2.86	11-1-2021	2,696,131	2,816,237
FNMA ±	2.97	1-1-2033	44,055	44,484
FNMA%%	3.00	6-16-2031	19,125,000	19,927,990
FNMA	3.00	4-1-2045	182,083	186,605
FNMA	3.00	11-1-2045	14,122,040	14,472,767
FNMA	3.00	12-1-2045	31,677,044	32,463,757
FNMA%%	3.00	6-13-2046	11,945,000	12,231,494
FNMA ±	3.01	5-1-2036	956,074	1,017,815
FNMA ±	3.28	7-1-2026	312,407	330,314
FNMA ±	3.31	2-1-2027	409,504	413,629
FNMA	3.31	12-1-2017	3,856,450	3,915,638
FNMA%%	3.50	6-16-2031	21,320,000	22,492,600
FNMA	3.50	2-1-2043	115,165	120,556
FNMA	3.50	2-1-2045	22,835,503	23,904,544

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	4-1-2045	$9,403,362	$9,843,579
FNMA	3.50	8-1-2045	1,049,716	1,098,859
FNMA	3.50	12-1-2045	13,328,366	13,952,331
FNMA	3.50	12-1-2045	4,158,993	4,353,696
FNMA	3.50	2-1-2046	5,412,353	5,666,855
FNMA	3.56	1-1-2024	6,908,969	7,506,080
FNMA ±	3.72	9-1-2028	101,056	103,042
FNMA	3.80	3-1-2018	685,676	708,463
FNMA ±	3.86	4-1-2033	37,168	38,662
FNMA	4.00	5-1-2021	744,810	772,677
FNMA (c)	4.00	10-25-2025	1,990,329	88,868
FNMA%%	4.00	6-13-2046	58,150,000	62,075,125
FNMA ±	4.36	7-1-2033	154,534	158,823
FNMA	4.50	12-1-2018	465,568	478,620
FNMA	4.50	1-1-2026	5,605,857	5,769,494
FNMA%%	4.50	6-13-2046	45,762,000	49,825,039
FNMA	4.68	2-1-2020	3,181,524	3,487,440
FNMA	4.79	5-1-2019	2,105,983	2,281,186
FNMA	5.00	12-1-2018	341,763	353,297
FNMA	5.00	6-1-2019	260,420	267,518
FNMA	5.00	6-1-2023	1,001,479	1,067,721
FNMA	5.00	3-1-2034	864,317	963,141
FNMA	5.00	8-1-2040	17,139,149	19,101,797
FNMA	5.00	10-1-2040	1,054,866	1,171,618
FNMA	5.38	5-1-2017	688,367	700,652
FNMA	5.39	1-1-2024	2,247,857	2,545,496
FNMA	5.50	6-1-2016	680	679
FNMA%%	5.50	6-1-2020	525,370	556,518
FNMA	5.50	11-1-2023	141,480	154,360
FNMA	5.50	1-1-2025	105,052	112,089
FNMA	5.50	1-1-2025	478,075	510,659
FNMA	5.50	8-1-2033	5,390,879	6,095,610
FNMA	5.50	9-1-2033	3,114,922	3,524,622
FNMA	5.50	9-1-2033	1,434,009	1,621,825
FNMA	5.50	8-1-2035	944,266	1,065,254
FNMA	5.50	1-1-2037	1,072,492	1,208,467
FNMA	5.50	4-1-2040	2,637,727	2,975,883
FNMA	5.55	9-1-2019	578,355	598,373
FNMA	5.61	2-1-2021	2,077,839	2,242,403
FNMA	5.63	2-1-2018	1,044,428	1,110,829
FNMA	5.67	11-1-2021	5,326,263	5,776,501
FNMA	5.75	5-1-2021	3,366,752	3,792,785
FNMA	5.79	10-1-2017	1,036,119	1,081,728
FNMA	5.95	6-1-2024	1,705,242	2,032,965
FNMA	6.00	3-1-2024	113,533	129,314
FNMA	6.00	1-1-2028	1,526,291	1,738,451
FNMA	6.00	2-1-2035	1,864,627	2,091,492
FNMA	6.00	11-1-2037	764,296	873,317
FNMA%%	6.00	6-13-2046	15,585,000	17,775,137
FNMA	6.08	1-1-2019	407,530	419,493
FNMA	6.50	6-1-2017	11,953	12,069
FNMA	6.50	1-1-2024	38,353	43,919
FNMA	6.50	3-1-2028	34,882	38,447
FNMA	6.50	12-1-2029	354,474	405,919
FNMA	6.50	11-1-2031	85,149	98,683
FNMA	6.50	7-1-2036	562,099	643,676
FNMA	6.50	7-1-2036	509,418	612,658
FNMA	6.50	7-25-2042	1,979,831	2,309,330
FNMA	6.63	11-15-2030	4,150,000	6,119,341
FNMA	7.00	11-1-2026	11,833	13,368
FNMA	7.00	9-1-2031	5,264	5,278
FNMA	7.00	1-1-2032	5,787	6,559
FNMA	7.00	2-1-2032	122,720	145,921
FNMA	7.00	10-1-2032	284,816	345,078
FNMA	7.00	2-1-2034	2,973	3,420

4

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	7.00%	4-1-2034	$229,857	$274,157
FNMA	7.00	1-1-2036	6,685	7,196
FNMA	7.00	9-1-2036	150,919	172,105
FNMA	7.50	9-1-2031	124,711	153,851
FNMA	7.50	11-25-2031	638,948	745,750
FNMA	7.50	2-1-2032	48,210	57,629
FNMA	7.50	10-1-2037	1,440,577	1,704,216
FNMA	8.00	5-1-2027	49,052	50,845
FNMA	8.00	10-1-2027	7,930	7,992
FNMA	8.00	6-1-2028	6,701	7,594
FNMA	8.00	2-1-2030	90,533	102,412
FNMA	8.00	7-1-2031	1,696,532	2,068,010
FNMA	8.50	5-1-2017	585	591
FNMA	8.50	5-1-2017	51,781	52,930
FNMA	8.50	8-1-2024	30,069	33,481
FNMA	8.50	5-1-2026	170,422	191,466
FNMA	8.50	7-1-2026	29,075	30,978
FNMA	8.50	8-1-2026	14,719	14,988
FNMA	8.50	9-1-2026	145	145
FNMA	8.50	10-1-2026	340	355
FNMA	8.50	10-1-2026	7,369	7,396
FNMA	8.50	11-1-2026	32,483	33,440
FNMA	8.50	11-1-2026	10,085	10,626
FNMA	8.50	12-1-2026	192,400	226,269
FNMA	8.50	12-1-2026	19,978	22,837
FNMA	8.50	12-1-2026	307	308
FNMA	8.50	2-1-2027	376	431
FNMA	8.50	2-1-2027	8,028	8,058
FNMA	8.50	3-1-2027	912	991
FNMA	8.50	3-1-2027	2,743	2,753
FNMA	8.50	6-1-2027	124,864	136,421
FNMA	8.50	7-1-2029	904	908
FNMA	9.00	3-1-2021	19,040	19,300
FNMA	9.00	6-1-2021	162	177
FNMA	9.00	7-1-2021	33,826	34,544
FNMA	9.00	8-1-2021	210	231
FNMA	9.00	10-1-2021	9,154	9,258
FNMA	9.00	1-1-2025	2,625	2,672
FNMA	9.00	1-1-2025	20,909	23,689
FNMA	9.00	3-1-2025	91	91
FNMA	9.00	3-1-2025	2,309	2,348
FNMA	9.00	3-1-2025	1,359	1,364
FNMA	9.00	4-1-2025	2,663	2,674
FNMA	9.00	7-1-2028	28,646	29,215
FNMA	9.50	11-1-2020	155	170
FNMA	9.50	12-15-2020	33,529	35,878
FNMA	9.50	1-1-2021	20,717	21,261
FNMA	9.50	6-1-2022	2,048	2,069
FNMA	9.50	7-1-2028	7,283	7,279
FNMA	10.00	12-1-2020	35,401	36,207
FNMA	11.00	10-15-2020	940	961
FNMA Series 161 Class 2 (c)	8.50	7-25-2022	46,848	9,866
FNMA Series 1988-7 Class Z	9.25	4-25-2018	10,211	10,651
FNMA Series 1989-10 Class Z	9.50	3-25-2019	82,950	88,544
FNMA Series 1989-100 Class Z	8.75	12-25-2019	46,218	49,557
FNMA Series 1989-12 Class Y	10.00	3-25-2019	104,592	112,476
FNMA Series 1989-22 Class G	10.00	5-25-2019	113,826	123,144
FNMA Series 1989-63 Class Z	9.40	10-25-2019	9,891	10,551
FNMA Series 1989-98 Class E	9.20	12-25-2019	36,091	38,356
FNMA Series 1990-144 Class W	9.50	12-25-2020	79,746	87,700
FNMA Series 1990-75 Class Z	9.50	7-25-2020	102,189	112,008
FNMA Series 1990-84 Class Y	9.00	7-25-2020	15,930	17,189
FNMA Series 1990-96 Class Z	9.67	8-25-2020	137,828	152,081

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1991-5 Class Z	8.75%	1-25-2021	$29,329	$31,510
FNMA Series 1991-85 Class Z	8.00	6-25-2021	51,252	54,750
FNMA Series 1992-45 Class Z	8.00	4-25-2022	102,429	114,785
FNMA Series 1999-W6 Class A ±	9.25	9-25-2028	9,204	9,463
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	1,009,798	1,202,959
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,534,569	1,773,945
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	392,222	455,785
FNMA Series 2002-T12 Class A5 ±	3.82	10-25-2041	1,334,857	1,390,257
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	5,218,928	6,052,487
FNMA Series 2002-T5 Class A1 ±	0.69	5-25-2032	310,293	301,195
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	869,854	1,004,980
FNMA Series 2003-T2 Class A1 ±	0.73	3-25-2033	410,829	401,053
FNMA Series 2003-W1 Class 1A1 ±	5.66	12-25-2042	815,143	923,286
FNMA Series 2003-W11 Class A1 ±	3.89	6-25-2033	117,823	123,299
FNMA Series 2003-W3 Class 1A4 ±	3.50	8-25-2042	3,467,259	3,658,379
FNMA Series 2003-W5 Class A ±	0.67	4-25-2033	510,049	493,550
FNMA Series 2003-W6 Class 6A ±	3.32	8-25-2042	2,312,062	2,517,558
FNMA Series 2003-W6 Class PT4 ±	8.72	10-25-2042	2,082,602	2,579,376
FNMA Series 2003-W8 Class PT1 ±	10.00	12-25-2042	810,045	937,686
FNMA Series 2003-W9 Class A ±	0.69	6-25-2033	123,995	121,421
FNMA Series 2004-79 Class FA ±	0.74	8-25-2032	900,865	900,905
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	794,434	934,851
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	1,781,516	2,106,083
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,221,715	1,408,852
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,296,447	1,375,272
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,404,790	1,432,454
FNMA Series 2007-W10 Class 2A ±	6.34	8-25-2047	717,674	812,400
FNMA Series 2009-3 Class HL	5.00	2-25-2039	223,635	226,638
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	1,830,070	140,169
FNMA Series 2011-42 Class A	3.00	2-25-2024	723,516	736,982
FNMA Series 2015-M10 Class FA ±	0.68	3-25-2019	3,048,100	3,042,071
FNMA Series 265 Class 2	9.00	3-25-2024	134,013	161,404
FNMA Series G-8 Class E	9.00	4-25-2021	95,298	103,622
FNMA Series G92-30 Class Z	7.00	6-25-2022	146,330	156,276
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	2,025,245	2,257,457
GNMA ±	1.14	8-20-2065	4,900,698	4,908,471
GNMA ±	1.17	9-20-2063	5,008,855	5,019,389
GNMA ±	1.34	8-20-2065	4,989,156	5,006,562
GNMA ±	1.34	4-20-2066	5,973,885	5,996,756
GNMA ±	3.00	8-20-2020	140,530	143,747
GNMA ±	3.00	11-20-2020	90,557	93,754
GNMA%%	3.00	6-21-2046	23,450,000	24,260,667
GNMA%%	3.50	6-21-2046	36,705,000	38,736,695
GNMA%%	4.00	6-21-2046	13,155,000	14,027,801
GNMA	5.00	7-20-2040	5,387,159	5,971,649
GNMA	6.00	8-20-2034	271,812	308,449
GNMA	6.50	12-15-2025	38,564	44,099
GNMA	6.50	5-15-2029	1,891	2,163
GNMA	6.50	5-15-2031	2,470	2,824
GNMA	6.50	9-20-2033	75,196	90,585
GNMA	7.00	12-15-2022	37,479	40,386
GNMA	7.00	5-15-2026	4,316	4,751
GNMA	7.00	3-15-2028	65,525	72,367
GNMA	7.00	4-15-2031	1,176	1,210
GNMA	7.00	8-15-2031	21,193	22,336
GNMA	7.00	3-15-2032	15,805	16,227
GNMA	7.34	10-20-2021	48,346	49,744
GNMA	7.34	12-20-2021	17,227	17,283
GNMA	7.34	2-20-2022	12,995	13,037
GNMA	7.34	9-20-2022	13,277	13,272
GNMA	8.00	6-15-2023	4,901	5,393
GNMA	8.00	12-15-2023	329,807	379,974
GNMA	8.00	2-15-2024	1,057	1,178
GNMA	8.00	9-15-2024	4,261	4,430
GNMA	8.00	6-15-2025	82	83

6

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	8.35%	4-15-2020	$193,124	$207,669
GNMA	8.40	5-15-2020	116,745	125,350
GNMA	8.50	7-15-2016	31	31
GNMA	9.00	12-15-2016	559	560
GNMA	9.50	10-20-2019	32,758	33,169
GNMA	10.00	12-15-2018	4,759	4,783
GNMA Series 2002-53 Class IO ±(c)	0.60	4-16-2042	455,056	5
GNMA Series 2005-23 Class IO ±(c)	0.01	6-17-2045	4,064,290	41
GNMA Series 2006-32 Class C ±	5.30	11-16-2038	4,242,975	4,359,599
GNMA Series 2006-32 Class XM ±(c)	0.02	11-16-2045	11,292,392	7,820
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	7,962,537	8,438,063
GNMA Series 2007-35 Class NF ±	0.53	10-16-2035	585,712	585,676
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	905,972	973,309
GNMA Series 2008-22 Class XM ±(c)	0.80	2-16-2050	30,979,097	965,008
GNMA Series 2012-12 Class HD	2.00	5-20-2062	3,062,614	3,080,180
GNMA Series 2016-H07 Class FE ±	1.59	3-20-2066	5,340,872	5,448,536
GNMA Series 2016-H07 Class FH ±	1.44	2-20-2066	4,741,817	4,790,350
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	16,380,000	15,386,651
SBA (a)(c)(i)	1.40	2-15-2018	69,580	507
SBA Series 1992-6 Class A (a)(c)(i)	2.47	10-15-2017	63,340	661
TVA	5.38	4-1-2056	3,670,000	4,736,010
Total Agency Securities (Cost $998,916,748)				1,017,357,886

Asset-Backed Securities : 1.01%
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	12,370,000	12,368,900

Total Asset-Backed Securities (Cost $12,371,643)				12,368,900

Corporate Bonds and Notes : 0.75%
Utilities : 0.75%
Electric Utilities : 0.75%
Cleveland Thermal LLC	6.25	11-1-2018	585,000	616,355
Cleveland Thermal LLC	7.75	11-1-2025	2,665,000	3,122,852
Cleveland Thermal LLC	8.00	11-1-2028	1,800,000	2,119,891
Cleveland Thermal LLC	8.25	11-1-2037	2,880,000	3,408,610
Total Corporate Bonds and Notes (Cost $9,376,556)				9,267,708

Municipal Obligations : 0.60%
Texas : 0.60%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,355,502

Total Municipal Obligations (Cost $6,424,754)				7,355,502

Non-Agency Mortgage-Backed Securities : 5.48%
Brean Home Equity Conversion Mortgage (a)%%	1.14	6-30-2056	7,000,000	6,989,609
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3	3.87	1-10-2048	3,990,000	4,304,622
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,093,083
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	8,660,239	8,689,500
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	6,130,000	6,293,545
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2019	4,195,000	4,339,472
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,477,654
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	6,200,000	6,393,392
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A4	3.72	7-15-2050	8,500,000	9,104,500

7

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Government Securities Fund

Security name		Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5		3.53%	10-15-2048	$4,285,000	$4,530,678
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class APT		2.65	10-29-2020	520,252	520,403
National Credit Union Administration Guaranteed Notes Program Series 2011-R4 Class 1A ±		0.82	3-6-2020	1,602,418	1,603,314
Vendee Mortgage Trust Series 1995-1 Class 4 ±		8.73	2-15-2025	284,285	321,806
Vendee Mortgage Trust Series 1995-2C Class 3A		8.79	6-15-2025	390,530	475,719
Vendee Mortgage Trust Series 2011-1 Class DA		3.75	2-15-2035	3,129,304	3,299,275
Total Non-Agency Mortgage-Backed Securities (Cost $66,371,442)					67,436,572

U.S. Treasury Securities : 28.61%
U.S. Treasury Bond		2.50	2-15-2046	6,320,000	6,130,154
U.S. Treasury Bond		2.88	8-15-2045	55,590,000	58,250,093
U.S. Treasury Bond ##		3.00	5-15-2045	11,520,000	12,375,003
U.S. Treasury Bond		7.25	8-15-2022	4,685,000	6,268,567
U.S. Treasury Note ##		0.88	11-30-2016	80,000,000	80,124,240
U.S. Treasury Note		1.00	3-15-2019	5,995,000	5,993,130
U.S. Treasury Note ##		1.13	2-28-2021	13,680,000	13,529,835
U.S. Treasury Note ##		1.50	5-31-2020	84,040,000	84,808,210
U.S. Treasury Note		1.63	2-15-2026	11,150,000	10,921,336
U.S. Treasury Note ##		2.00	2-15-2023	72,015,000	73,714,122
Total U.S. Treasury Securities (Cost $349,624,201)					352,114,690

Yankee Corporate Bonds and Notes : 0.52%
Financials : 0.52%
Banks : 0.52%
Royal Bank of Canada Incorporated		2.00	10-1-2018	6,370,000	6,427,770

Total Yankee Corporate Bonds and Notes (Cost $6,367,681)					6,427,770

Yankee Government Bonds : 0.81%
State of Israel		5.50	12-4-2023	8,030,000	9,946,722

Total Yankee Government Bonds (Cost $10,015,906)					9,946,722

		Yield		Shares
Short-Term Investments : 2.78%
Investment Companies : 2.60%
Wells Fargo Government Money Market Fund Select Class ##(l)(u)		0.23		31,945,252	31,945,252

				Principal
U.S. Treasury Securities : 0.18%
U.S. Treasury Bill (z)#		0.30	6-16-2016	$2,225,000	2,224,860

Total Short-Term Investments (Cost $34,169,951)					34,170,112

Total investments in securities (Cost $1,493,638,882)*	123.22%				1,516,445,862
Other assets and liabilities, net	(23.22)				(285,719,221)

Total net assets	100.00%				$1,230,726,641

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.

8

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2016 (unaudited)

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,493,772,110 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,529,514
Gross unrealized losses	(3,855,762)

Net unrealized gains	$22,673,752

Abbreviations:
FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company
SBA	Small Business Authority
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority

9

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,013,084,601	$4,273,285	$1,017,357,886
Asset-backed securities	0	12,368,900	0	12,368,900
Corporate bonds and notes	0	9,267,708	0	9,267,708
Municipal obligations	0	7,355,502	0	7,355,502
Non-agency mortgage-backed securities	0	67,436,572	0	67,436,572
U.S. Treasury securities	352,114,690	0	0	352,114,690
Yankee corporate bonds and notes	0	6,427,770	0	6,427,770
Yankee government bonds	0	9,946,722	0	9,946,722
Short-term investments
Investment companies	31,945,252	0	0	31,945,252
U.S. Treasury securities	2,224,860	0	0	2,224,860

	386,284,802	1,125,887,775	4,273,285	1,516,445,862
Futures contracts	28,949	0	0	28,949

Total assets	$386,313,751	$1,125,887,775	$4,273,285	$1,516,474,811

Liabilities
Futures contracts	$9,000	$0	$0	$9,000

Total liabilities	$9,000	$0	$0	$9,000

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2016	Unrealized gains (losses)
9-21-2016	JPMorgan	37 Short	10-Year U.S. Treasury Notes	$ 4,798,438	$ (4,019)
9-21-2016	JPMorgan	24 Short	U.S. Treasury Bonds	3,919,500	(19,539)
9-30-2016	JPMorgan	178 Short	2-Year U.S. Treasury Notes	38,787,313	9,336
9-30-2016	JPMorgan	549 Long	5-Year U.S. Treasury Notes	65,944,336	101,670

Wells Fargo High Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 74.03%
Consumer Discretionary : 15.05%
Auto Components : 2.20%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$4,000,000	$4,205,000
Goodyear Tire & Rubber Company	5.13	11-15-2023	3,000,000	3,067,500
				7,272,500

Diversified Consumer Services : 1.42%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	2,935,000	2,964,350
Avis Budget Car Rental LLC/Avis Budget Finance Incorporated 144A	6.38	4-1-2024	1,800,000	1,728,000
				4,692,350

Household Durables : 2.43%
Calatlantic Group Incorporated	5.88	11-15-2024	2,400,000	2,532,000
KB Home	7.50	9-15-2022	3,000,000	3,060,000
Lennar Corporation	4.75	5-30-2025	2,500,000	2,450,000
				8,042,000

Media : 6.80%
CCO Holdings LLC 144A	5.75	2-15-2026	3,000,000	3,075,000
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,122,000
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	2,000,000	1,910,000
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	2,925,000
DISH DBS Corporation	5.88	7-15-2022	3,000,000	2,911,530
Neptune Finco Corporation 144A	10.88	10-15-2025	2,000,000	2,275,000
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	3,090,000
Sirius XM Radio Incorporated 144A	5.75	8-1-2021	2,000,000	2,092,500
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	2,000,000	2,095,000
				22,496,030

Multiline Retail : 0.62%
JC Penney Corporation Incorporated «	8.13	10-1-2019	2,000,000	2,045,000

Specialty Retail : 1.58%
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	5,000,000	5,231,250

Consumer Staples : 4.32%
Food Products : 3.69%
Dean Foods Company 144A	6.50	3-15-2023	6,000,000	6,255,000
Post Holdings Incorporated 144A	6.75	12-1-2021	3,000,000	3,165,000
TreeHouse Foods Incorporated	4.88	3-15-2022	2,730,000	2,798,796
				12,218,796

Household Products : 0.63%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,090,000

Energy : 5.30%
Oil, Gas & Consumable Fuels : 5.30%
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	2,000,000	1,945,000
Concho Resources Incorporated	5.50	4-1-2023	2,000,000	2,000,000
Crestwood Midstream Partners LP	6.13	3-1-2022	2,500,000	2,361,750
Newfield Exploration Company	5.38	1-1-2026	2,065,000	2,014,015
Sabine Pass Liquefaction LLC	5.63	2-1-2021	3,500,000	3,574,375
Targa Resources Partners Incorporated	6.88	2-1-2021	2,000,000	2,025,000

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Logistics LP	6.13%	10-15-2021	$3,500,000	$3,607,170
				17,527,310

Financials : 7.82%
Banks : 1.56%
Bank of America Corporation ±	6.10	12-29-2049	3,000,000	3,072,186
CIT Group Incorporated	5.25	3-15-2018	2,000,000	2,065,000
				5,137,186

Capital Markets : 1.79%
Goldman Sachs Group Incorporated ±	5.38	12-29-2049	3,000,000	2,925,300
Morgan Stanley ±	5.55	12-29-2049	3,000,000	3,000,000
				5,925,300

Consumer Finance : 2.03%
Ally Financial Incorporated	4.13	2-13-2022	2,000,000	1,992,500
Navient Corporation	5.88	10-25-2024	3,000,000	2,557,500
SLM Corporation	5.50	1-25-2023	2,500,000	2,162,500
				6,712,500

Insurance : 0.87%
Genworth Holdings Incorporated	4.80	2-15-2024	4,000,000	2,880,000

REITs : 1.57%
Equinix Incorporated	5.75	1-1-2025	5,000,000	5,200,000

Health Care : 10.06%
Health Care Equipment & Supplies : 0.55%
DJO Finco Incorporated 144A	8.13	6-15-2021	1,000,000	897,500
Universal Hospital Services Incorporated	7.63	8-15-2020	1,000,000	933,750
				1,831,250

Health Care Providers & Services : 8.58%
Community Health Systems Incorporated	8.00	11-15-2019	4,000,000	3,950,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	5,000,000	4,956,250
HCA Incorporated	4.75	5-1-2023	6,000,000	6,120,000
HealthSouth Corporation	5.75	11-1-2024	6,000,000	6,082,500
Kindred Healthcare Incorporated	8.75	1-15-2023	4,000,000	3,915,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,368,750
				28,392,500

Pharmaceuticals : 0.93%
Endo Finance LLC 144A	6.00	7-15-2023	3,500,000	3,063,935

Industrials : 9.65%
Aerospace & Defense : 1.45%
DigitalGlobe Incorporated 144A	5.25	2-1-2021	3,000,000	2,752,500
TransDigm Group Incorporated	6.50	7-15-2024	2,000,000	2,040,000
				4,792,500

Airlines : 0.86%
United Continental Holdings Incorporated «	6.00	12-1-2020	2,700,000	2,835,000

2

Wells Fargo High Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Building Products : 1.44%
Masco Corporation	4.38%	4-1-2026	$1,510,000	$1,562,850
USG Corporation 144A	5.50	3-1-2025	3,000,000	3,187,500
				4,750,350

Commercial Services & Supplies : 1.61%
ADT Corporation	6.25	10-15-2021	2,500,000	2,618,750
West Corporation 144A	5.38	7-15-2022	3,000,000	2,715,000
				5,333,750

Machinery : 0.67%
Terex Corporation	6.00	5-15-2021	2,250,000	2,224,688

Road & Rail : 1.14%
The Hertz Corporation «	5.88	10-15-2020	2,750,000	2,787,813
The Hertz Corporation «	6.25	10-15-2022	1,000,000	993,750
				3,781,563

Trading Companies & Distributors : 2.48%
HD Supply Incorporated 144A	5.75	4-15-2024	5,000,000	5,200,000
United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	3,007,500
				8,207,500

Information Technology : 7.16%
Communications Equipment : 1.23%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	4,070,000

IT Services : 1.56%
First Data Corporation 144A	5.00	1-15-2024	3,000,000	2,998,110
Neustar Incorporated (i)	4.50	1-15-2023	2,500,000	2,143,750
				5,141,860

Semiconductors & Semiconductor Equipment : 1.93%
Micron Technology Incorporated 144A	7.50	9-15-2023	4,000,000	4,200,000
Microsemi Corporation 144A	9.13	4-15-2023	2,000,000	2,195,000
				6,395,000

Technology Hardware, Storage & Peripherals : 2.44%
Diebold Incorporated 144A	8.50	4-15-2024	5,000,000	4,950,000
Western Digital Corporation 144A	7.38	4-1-2023	3,000,000	3,127,500
				8,077,500

Materials : 4.04%
Chemicals : 2.09%
A. Schulman Incorporated 144A	6.88	6-1-2023	3,000,000	2,992,500
Celanese U.S. Holdings LLC	4.63	11-15-2022	2,000,000	2,055,000
GCP Applied Technologies Corporation 144A	9.50	2-1-2023	1,000,000	1,110,000
Tronox Finance LLC	6.38	8-15-2020	1,000,000	770,000
				6,927,500

Containers & Packaging : 1.25%
Crown Americas Capital Corporation IV	4.50	1-15-2023	2,000,000	2,015,000

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Owens-Brockway Glass Container Incorporated «144A	5.88%	8-15-2023	$2,000,000	$2,120,000
				4,135,000

Metals & Mining : 0.70%
Steel Dynamics Incorporated	5.50	10-1-2024	2,250,000	2,312,325

Telecommunication Services : 6.65%
Diversified Telecommunication Services : 3.13%
CenturyLink Incorporated	5.63	4-1-2020	3,000,000	3,075,000
Cincinnati Bell Incorporated	8.38	10-15-2020	2,492,000	2,597,910
Frontier Communications Corporation	6.25	9-15-2021	2,615,000	2,431,950
Level 3 Financing Incorporated 144A	5.25	3-15-2026	2,265,000	2,259,338
				10,364,198

Wireless Telecommunication Services : 3.52%
Sprint Corporation	7.88	9-15-2023	7,000,000	5,495,000
T-Mobile USA Incorporated	6.25	4-1-2021	3,000,000	3,142,500
T-Mobile USA Incorporated	6.50	1-15-2026	2,000,000	2,113,750
Windstream Services LLC	7.75	10-1-2021	1,000,000	872,500
				11,623,750

Utilities : 3.98%
Independent Power & Renewable Electricity Producers : 3.98%
Calpine Corporation	5.38	1-15-2023	1,500,000	1,465,782
Dynergy Incorporated	5.88	6-1-2023	3,000,000	2,640,000
NRG Energy Incorporated	6.63	3-15-2023	3,500,000	3,473,750
TerraForm Power Operating LLC 144A	5.88	2-1-2023	3,000,000	2,655,000
The AES Corporation	5.50	3-15-2024	2,910,000	2,938,190
				13,172,722

Total Corporate Bonds and Notes (Cost $249,329,102)				244,903,113

			Shares
Exchange-Traded Funds : 6.20%
iShares iBoxx $ High Yield Corporate Bond ETF «			120,900	10,108,449
SPDR Barclays High Yield Bond ETF			295,000	10,392,850
Total Exchange-Traded Funds (Cost $19,974,437)				20,501,299

			Principal
Yankee Corporate Bonds and Notes : 10.35%
Consumer Discretionary : 3.05%
Automobiles : 0.90%
Fiat Chrysler Automobiles NV «	5.25	4-15-2023	$3,000,000	2,985,000

Hotels, Restaurants & Leisure : 0.91%
International Game Technology 144A	6.50	2-15-2025	3,000,000	3,000,000

Media : 1.24%
Altice Luxembourg SA 144A	7.75	5-15-2022	2,000,000	2,048,750
Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,050,000
				4,098,750

4

Wells Fargo High Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Financials : 1.91%
Banks : 1.19%
Royal Bank of Scotland Group plc		5.13%	5-28-2024	$4,000,000	$3,951,444

Diversified Financial Services : 0.72%
Schaeffler Finance BV 144A		4.75	5-15-2023	1,670,000	1,710,706
Schaeffler Holding Finance BV 144A		6.75	11-15-2022	600,000	661,500
					2,372,206

Health Care : 0.88%
Pharmaceuticals : 0.88%
Mallinckrodt International Finance SA		3.50	4-15-2018	3,000,000	2,917,500

Industrials : 1.27%
Electrical Equipment : 1.27%
Sensata Technologies BV 144A		5.63	11-1-2024	4,000,000	4,190,000

Information Technology : 0.79%
Semiconductors & Semiconductor Equipment : 0.79%
NXP Funding LLC 144A		5.75	2-15-2021	2,500,000	2,603,125

Materials : 1.23%
Chemicals : 0.92%
Ineos Group Holdings plc «144A		5.88	2-15-2019	3,000,000	3,037,500

Metals & Mining : 0.31%
ArcelorMittal SA «		7.25	2-25-2022	1,000,000	1,045,000

Telecommunication Services : 1.22%
Diversified Telecommunication Services : 1.22%
Virgin Media Finance plc 144A		5.75	1-15-2025	2,000,000	1,995,000
Virgin Media Finance plc 144A		6.38	4-15-2023	2,000,000	2,060,000
					4,055,000

Total Yankee Corporate Bonds and Notes (Cost $33,860,574)					34,255,525

		Yield		Shares
Short-Term Investments : 16.18%
Investment Companies : 16.18%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.45		26,037,964	26,037,964
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.41		27,473,277	27,473,277
Total Short-Term Investments (Cost $53,511,241)					53,511,241

Total investments in securities (Cost $356,675,354)*	106.76%				353,171,178
Other assets and liabilities, net	(6.76)				(22,355,986)

Total net assets	100.00%				$330,815,192

«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo High Income Fund

±	Variable rate investment. The rate shown is the rate in effect at period end.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $356,690,545 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,773,777
Gross unrealized losses	(8,293,144)

Net unrealized losses	$(3,519,367)

Abbreviations:
ETF	Exchange-traded fund
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

6

Wells Fargo High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Corporate bonds and notes	$0	$244,903,113	$0	$244,903,113
Exchange-traded funds	20,501,299	0	0	20,501,299
Yankee corporate bonds and notes	0	34,255,525	0	34,255,525
Short-term investments
Investment companies	27,473,277	0	0	27,473,277
Investments measured at net asset value*				26,037,964

Total assets	$47,974,576	$279,158,638	$0	353,171,178

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $26,037,964, does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 10.92%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$2,073,620	$2,075,731
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,261,436	1,241,491
FHLMC ±	2.61	4-1-2038	509,983	537,372
FHLMC ±	2.66	9-1-2031	6,651	6,775
FHLMC ±	2.69	7-1-2029	3,476	3,620
FHLMC ±	2.77	4-1-2032	45,848	48,277
FHLMC	3.00	2-15-2024	698,373	709,987
FHLMC ±	3.01	5-1-2026	83,934	87,441
FHLMC	3.50	6-15-2038	868,901	893,714
FHLMC	4.50	5-15-2018	86,696	88,892
FHLMC	5.00	10-15-2032	95,049	95,742
FHLMC	6.00	10-1-2021	363,920	393,725
FHLMC	8.50	9-1-2017	8,001	8,031
FHLMC	9.00	8-1-2018	12,838	13,151
FHLMC	9.00	6-1-2019	23,210	24,412
FHLMC	9.00	10-1-2019	102,903	110,034
FHLMC	9.50	12-1-2022	46,299	49,351
FHLMC	10.50	11-1-2017	238	242
FHLMC	10.50	8-1-2018	27,632	28,045
FHLMC	10.50	2-1-2019	724	781
FHLMC	10.50	4-1-2019	310	326
FHLMC	10.50	5-1-2019	302	326
FHLMC	10.50	6-1-2019	1,705	1,837
FHLMC	10.50	7-1-2019	741	783
FHLMC Series 2597 Series AE	5.50	4-15-2033	193,128	211,330
FHLMC Series 2631 Class LC	4.50	6-15-2018	198,568	203,701
FHLMC Series 2642 Class AR	4.50	7-15-2023	314,568	338,865
FHLMC Series 2656 Class BG	5.00	10-15-2032	715,365	731,082
FHLMC Series 2958 Class QD	4.50	4-15-2020	744,973	763,457
FHLMC Series 3266 Class D	5.00	1-15-2022	823,384	845,867
FHLMC Series 3609 Class LA	4.00	12-15-2024	325,196	333,951
FHLMC Series 3656 Class BH	3.00	12-15-2019	28,901	28,892
FHLMC Series 3778 Class BM	3.50	8-15-2028	296,942	301,720
FHLMC Series 3794 Class LK	3.00	2-15-2024	979,709	988,911
FHLMC Series 3855 Class HL	3.50	2-15-2026	291,042	300,126
FHLMC Series 3920 Class AB	3.00	9-15-2025	849,400	869,827
FHLMC Series T-42 Class A6	9.50	2-25-2042	424,916	526,513
FHLMC Series T-57 Class 2A1 ±	3.35	7-25-2043	43,006	46,016
FHLMC Series T-59 Class 2A1 ±	3.10	10-25-2043	1,176,892	1,241,436
FNMA ±	1.63	8-1-2034	632,594	643,277
FNMA ±	2.51	11-1-2031	56,357	59,034
FNMA ±	2.60	8-1-2036	2,521,889	2,665,047
FNMA ±	2.71	9-1-2040	1,800,189	1,902,604
FNMA	2.73	10-1-2017	2,952,127	2,994,143
FNMA ±	2.80	7-1-2036	1,845,446	1,956,145
FNMA ±	2.81	10-1-2036	2,985,162	3,134,553
FNMA	2.93	12-1-2017	2,297,853	2,342,080
FNMA	3.31	12-1-2017	1,894,551	1,923,628
FNMA	3.34	9-1-2017	1,371,094	1,398,658
FNMA	3.69	6-1-2017	3,311,488	3,356,577
FNMA	3.74	5-1-2018	2,203,594	2,283,027
FNMA	4.00	6-25-2026	1,041,993	1,108,086
FNMA	4.00	8-25-2037	842,193	861,299
FNMA	5.19	1-1-2018	384,970	393,802
FNMA	5.50	8-25-2034	1,459,841	1,516,723
FNMA	6.00	4-1-2021	325,023	339,830
FNMA	6.00	3-1-2033	735,973	867,153
FNMA	6.28	11-1-2018	252,305	255,863
FNMA	6.50	8-1-2031	362,006	416,606
FNMA	7.60	8-1-2018	191,770	191,552
FNMA	8.00	4-1-2017	21,501	21,855
FNMA	8.00	9-1-2019	17,343	17,484
FNMA	8.00	9-1-2023	3,746	3,973
FNMA	8.33	7-15-2020	16,856	18,254
FNMA	8.50	7-1-2018	11,768	11,864
FNMA	8.50	2-1-2023	15,880	16,036
FNMA	9.00	2-15-2020	746	817
FNMA	9.00	11-1-2024	79,154	88,177

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	11.00%	10-15-2020	$6,053	$6,183
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	697,984	871,999
FNMA Series 1989-29 Class Z	10.00	6-25-2019	57,204	62,018
FNMA Series 1989-63 Class Z	9.40	10-25-2019	21,195	22,609
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	59,331	72,495
FNMA Series 2003-15 Class CB	5.00	3-25-2018	383,859	392,553
FNMA Series 2003-41 Class PE	5.50	5-25-2023	814,409	874,025
FNMA Series 2003-W11 Class A1 ±	3.89	6-25-2033	16,184	16,936
FNMA Series 2003-W6 Class 6A ±	3.32	8-25-2042	1,082,237	1,178,426
FNMA Series 2003-W6 Class PT4 ±	8.72	10-25-2042	94,774	117,381
FNMA Series 2004-32 Class AY	4.00	5-25-2019	198,743	203,691
FNMA Series 2004-90 Class XY	4.00	9-25-2034	591,430	609,558
FNMA Series 2008-53 Class CA	5.00	7-25-2023	584,319	604,027
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	1,273,625	1,368,571
FNMA Series 2011-133 Class A	3.50	6-25-2029	1,171,916	1,206,943
FNMA Series 2011-17 Class ED	3.50	7-25-2025	263,990	270,776
FNMA Series 2011-39 Class CA	3.00	5-25-2024	317,619	322,974
FNMA Series 2011-66 Class BE	3.00	3-25-2025	587,755	597,015
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	1,130,770	1,146,480
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	52,212	2,850
GNMA	4.00	8-16-2023	358,379	369,480
GNMA	4.50	4-20-2035	386,750	407,267
GNMA	8.00	12-15-2023	25,334	29,187
GNMA	9.00	11-15-2017	5,356	5,453
GNMA	9.00	11-15-2024	15,989	17,744
GNMA	10.00	2-20-2018	1,700	1,719
GNMA Series 2008-36 Class AN	4.25	10-16-2022	162,250	163,283
GNMA Series 2008-36 Class NA	4.25	10-16-2022	341,451	343,626
GNMA Series 2010-6 Class EA	4.00	9-16-2023	349,947	357,026
GNMA Series 2010-89 Class DG	3.00	12-20-2035	20,654	20,651
GNMA Series 2011-82 Class HT	2.00	7-16-2036	146,752	147,389
GNMA Series 2012-19 Class A	1.83	3-16-2039	3,138,668	3,143,851
Total Agency Securities (Cost $59,390,868)				59,894,113

Asset-Backed Securities : 12.52%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	2,846,581	2,845,651
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	2,065,000	2,064,816
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	3,829,778	3,829,122
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	4,661,892	4,661,856
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	2,380,915	2,380,275
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	4,200,000	4,205,628
Ford Credit Auto Lease Trust Series 2015-B Class A2A	1.04	5-15-2018	4,000,000	3,999,007
Ford Credit Auto Lease Trust Series 2016-A Class A2A	1.42	11-15-2018	3,850,000	3,852,131
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	3,156,232	3,156,197
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,045,274
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.50	2-25-2034	1,240,473	1,171,864
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	540,124	539,853
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	2,884,583	2,884,575
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	2,573,045	2,571,617
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	21,456	21,453
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	2,032,420	2,031,639
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	951,899	951,269
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	5,757,782	5,754,530
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	1,265,441	1,264,953
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	4,400,000	4,401,086
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	680,529	679,846
TCF Auto Receivables Owner Trust Series 2014-1A Class A3 144A	1.00	9-17-2018	1,396,352	1,395,214
Toyota Auto Receivables Owner Trust Series 2016-A Class AA2	1.03	7-16-2018	2,250,000	2,250,059
US Airway Series 2010-1 Class B Pass-Through Trust	8.50	10-22-2018	1,988,610	2,063,183
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	448,800	448,724
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	1,549,961	1,549,190
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	1,650,000	1,651,956
World Omni Automobile Lease Securitization Trust Series 2015-A Class A2A	1.06	5-15-2018	4,033,500	4,023,566
Total Asset-Backed Securities (Cost $68,817,974)				68,694,534

2

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 38.24%
Consumer Discretionary : 1.55%
Automobiles : 0.37%
Nissan Motor Acceptance Corporation 144A	2.00%	3-8-2019	$2,000,000	$2,008,750

Household Durables : 0.27%
Newell Brands Incorporated	2.60	3-29-2019	1,465,000	1,492,631

Media : 0.91%
Charter Communications Incorporated 144A	3.58	7-23-2020	3,000,000	3,093,411
Interpublic Group	2.25	11-15-2017	1,900,000	1,902,447
				4,995,858

Consumer Staples : 1.66%
Beverages : 0.74%
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	3,000,000	3,052,914
Constellation Brands Incorporated	7.25	9-1-2016	1,000,000	1,012,500
				4,065,414

Food Products : 0.92%
J.M. Smucker Company	1.75	3-15-2018	3,000,000	3,012,003
Kraft Heinz Foods Company 144A	2.00	7-2-2018	2,000,000	2,015,108
				5,027,111

Energy : 4.90%
Energy Equipment & Services : 1.00%
Spectra Energy Capital Company	2.95	6-15-2016	2,330,000	2,330,988
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,183,156
				5,514,144

Oil, Gas & Consumable Fuels : 3.90%
Boardwalk Pipelines LLC	5.88	11-15-2016	1,000,000	1,017,168
BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	905,417
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	2,932,500
Energy Transfer Partners LP	2.50	6-15-2018	2,000,000	1,972,332
Enterprise Products Operating LLC	5.25	1-31-2020	2,010,000	2,201,627
Hess Corporation	8.13	2-15-2019	2,560,000	2,842,304
Kinder Morgan Incorporated	3.05	12-1-2019	3,500,000	3,487,820
ONEOK Partners LP	3.20	9-15-2018	2,033,000	2,039,573
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	2,962,673
Williams Partners LP	5.25	3-15-2020	1,000,000	1,006,193
				21,367,607

Financials : 18.18%
Banks : 3.08%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,020,208
Bank of America Corporation	6.50	8-1-2016	3,000,000	3,026,319
Fifth Third National Association	2.30	3-15-2019	1,845,000	1,868,804
KeyBank Corporation	4.63	6-15-2018	3,180,000	3,316,158
PNC Bank NA	1.50	2-23-2018	3,000,000	3,006,048
Santander Bank	8.75	5-30-2018	1,500,000	1,661,885
Santander Bank	2.70	5-24-2019	1,000,000	1,000,991
				16,900,413

Capital Markets : 2.31%
Bear Stearns Companies LLC	5.55	1-22-2017	3,875,000	3,976,730

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Goldman Sachs Group Incorporated	6.15%	4-1-2018	$2,965,000	$3,196,148
Lazard Group LLC	6.85	6-15-2017	538,000	564,186
Morgan Stanley	1.88	1-5-2018	2,045,000	2,052,027
Morgan Stanley	2.20	12-7-2018	2,000,000	2,016,542
Morgan Stanley	2.45	2-1-2019	840,000	851,466
				12,657,099

Consumer Finance : 5.35%
Ally Financial Incorporated	3.25	11-5-2018	2,930,000	2,919,013
Aviation Capital Group 144A	3.88	9-27-2016	935,000	939,675
Daimler Finance NA LLC 144A	1.65	3-2-2018	3,000,000	3,006,318
Diamond 1 Finance Corporation 144A%%	3.48	6-1-2019	2,740,000	2,776,412
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,131,034
Ford Motor Credit Company LLC	2.94	1-8-2019	1,335,000	1,362,816
Ford Motor Credit Company LLC	5.00	5-15-2018	3,000,000	3,173,442
General Motors Financial Company	3.15	1-15-2020	3,000,000	3,030,564
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	3,000,000	3,035,898
Hyundai Capital America Company 144A	2.40	10-30-2018	3,000,000	3,028,413
Toll Brothers Finance Corporation	8.91	10-15-2017	2,710,000	2,960,675
				29,364,260

Diversified Financial Services : 2.09%
McGraw Hill Financial Incorporated	2.50	8-15-2018	550,000	558,557
McGraw Hill Financial Incorporated	5.90	11-15-2017	3,500,000	3,702,997
Moody’s Corporation	2.75	7-15-2019	3,000,000	3,071,184
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,104,008
				11,436,746

Insurance : 3.74%
AXIS Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,989,056
Ironshore Holding Incorporated 144A	8.50	5-15-2020	2,820,000	3,200,381
Lincoln National Corporation	8.75	7-1-2019	2,426,000	2,873,689
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	3,070,000	3,228,547
Provident Companies Incorporated	7.00	7-15-2018	2,525,000	2,767,973
Reinsurance Group of America	5.63	3-15-2017	3,000,000	3,091,566
Reliance Standard Life Insurance 144A	2.15	10-15-2018	1,390,000	1,394,203
Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,983,794
				20,529,209

REITs : 1.61%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,804,960
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,011,328
VEREIT Operating Partnership LP ##	2.00	2-6-2017	2,995,000	2,998,840
				8,815,128

Health Care : 1.70%
Biotechnology : 0.65%
Biogen Idec Incorporated	6.88	3-1-2018	3,262,000	3,548,557

Health Care Providers & Services : 0.25%
UnitedHealth Group Incorporated	1.45	7-17-2017	1,375,000	1,380,899

Life Sciences Tools & Services : 0.55%
Thermo Fisher Scientific	2.15	12-14-2018	3,000,000	3,022,155

Pharmaceuticals : 0.25%
Mylan NV 144A	2.50	6-7-2019	1,360,000	1,358,477

4

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 2.59%
Aerospace & Defense : 0.59%
L-3 Communications Corporation	5.20%	10-15-2019	$3,000,000	$3,235,932

Airlines : 0.43%
Delta Air Lines Incorporated	4.75	11-7-2021	2,196,645	2,344,919

Building Products : 0.03%
Owens Corning Incorporated	6.50	12-1-2016	148,000	150,436

Commercial Services & Supplies : 0.40%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,207,519

Machinery : 0.94%
CNH Capital LLC	3.25	2-1-2017	1,760,000	1,768,800
SPX Flow Incorporated	6.88	9-1-2017	3,250,000	3,384,063
				5,152,863

Transportation Infrastructure : 0.20%
TTX Company 144A	2.25	2-1-2019	1,095,000	1,106,976

Information Technology : 1.87%
IT Services : 0.36%
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	2,001,924

Semiconductors & Semiconductor Equipment : 0.63%
KLA-Tencor Corporation	2.38	11-1-2017	1,365,000	1,373,949
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,054,058
				3,428,007

Software : 0.37%
CA Incorporated	3.60	8-1-2020	2,000,000	2,034,888

Technology Hardware, Storage & Peripherals : 0.51%
HP Enterprise Company 144A	2.45	10-5-2017	2,785,000	2,809,355

Materials : 0.60%
Construction Materials : 0.60%
Martin Marietta Material ±	1.73	6-30-2017	3,310,000	3,286,671

Telecommunication Services : 2.90%
Diversified Telecommunication Services : 2.90%
AT&T Incorporated	2.40	3-15-2017	5,495,000	5,547,972
AT&T Incorporated	2.45	6-30-2020	1,000,000	1,004,877
Clearwire Communications LLC 144A	14.75	12-1-2016	2,710,000	2,865,825
Verizon Communications Incorporated	1.35	6-9-2017	6,479,000	6,498,528
				15,917,202

Utilities : 2.29%
Electric Utilities : 1.79%
Dayton Power & Light Company	1.88	9-15-2016	4,000,000	4,006,276
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,095,286
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	2,725,000	2,740,235
				9,841,797

Multi-Utilities : 0.50%
Black Hills Corporation	2.50	1-11-2019	1,355,000	1,372,527

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Dominion Resources Incorporated	2.96%	7-1-2019	$1,365,000	$1,373,612
				2,746,139

Total Corporate Bonds and Notes (Cost $208,327,551)				209,749,086

Municipal Obligations : 5.20%
California : 1.46%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	1,380,000	1,412,375
Roman Catholic Diocese of Oakland (Miscellaneous Revenue) (a)	6.04	11-1-2019	2,935,000	3,144,736
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,427,060
				7,984,171

Florida : 0.26%
Village Center Florida Community Development District (Water & Sewer Revenue) 144A	1.60	10-1-2016	1,445,000	1,445,087

Illinois : 0.89%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,590,000	1,745,979
Illinois Finance Authority (GO Revenue)	5.37	3-1-2017	3,070,000	3,150,557
				4,896,536

Michigan : 0.36%
Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,990,620

New Jersey : 1.12%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,893,530
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,241,280
				6,134,810

Oregon : 0.47%
Portland OR Taxable Pension (GO Revenue) ±(m)(n)	0.44	6-1-2019	2,650,000	2,553,938

Tennessee : 0.64%
Baptist Memorial Health Care Corporation (Health Revenue, GO Revenue)	1.00	6-8-2016	3,500,000	3,500,000

Total Municipal Obligations (Cost $28,267,661)				28,505,162

Non-Agency Mortgage-Backed Securities : 12.08%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	3.00	10-20-2032	18,966	18,936
Bear Stearns Commercial Mortgage Securities Incorporated Series 2006-T24 Class AM ±	5.57	10-12-2041	2,700,000	2,719,905
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	2,000,000	2,000,680
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	4,221,236	4,221,146
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.24	3-15-2029	2,100,000	2,060,525
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±(i)	0.00	7-15-2027	743,997	13,431
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.30	6-19-2031	129,098	116,475
Credit Suisse Mortgage Trust Series 2006-C5 Class A3	5.31	12-15-2039	898,429	900,700
Credit Suisse Mortgage Trust Series 2007-C3 Class A4 ±	5.70	6-15-2039	4,911,920	5,000,261
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	20,313	20,919
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.56	9-25-2033	471,575	451,903
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.29	5-8-2031	3,059,884	3,026,463
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (i)(s)	8.02	2-25-2027	34,322	34,277
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	4,036,684	4,090,701
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.43	7-15-2031	2,459,841	2,458,023
GS Mortgage Securities Trust Series 2016-ICE2 Class A 144A±	2.36	2-15-2033	1,950,000	1,954,590
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	255,727	255,225

6

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A±	0.85%	4-25-2036	$1,022,980	$839,048
John Deere Owner Trust Series 2016-A Class A2	1.15	10-15-2018	2,800,000	2,799,919
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	410,886	410,905
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	2,501,797	2,538,679
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class AMFL ±	0.60	6-12-2047	3,250,000	3,137,588
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.35	6-15-2029	5,000,000	4,926,215
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.63	8-15-2027	3,000,000	2,982,723
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.68	1-15-2032	3,300,000	3,285,987
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.68	5-15-2028	2,403,797	2,380,434
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,234,286
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	2,701,653	2,752,927
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.76	10-25-2032	6,949	6,883
Morgan Stanley Capital I Trust Series 2007-IQ Class A4	5.81	12-12-2049	2,274,026	2,358,998
Morgan Stanley Capital I Trust Series 2007-LQ16 Class AM ±	6.05	12-12-2049	25,000	25,992
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	204,713	204,720
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	334,899	334,996
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.68	2-25-2035	142,254	141,656
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	3,000,512
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO (i)¤	0.00	6-25-2023	5,974	5,840
TAL Advantage V LLC Series 2014-3A Class A 144A	3.27	11-21-2039	1,445,000	1,366,233
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.12	8-25-2032	81,560	78,765
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.12	8-25-2032	86,727	81,913
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	26,631	26,094
Total Non-Agency Mortgage-Backed Securities (Cost $67,113,824)				66,265,473

	Dividend yield		Shares
Preferred Stocks : 0.32%
Financials : 0.32%
Banks : 0.32%
Huntington Bancshares ±(a)(i)	3.54		80,000	1,739,836

Total Preferred Stocks (Cost $1,958,484)				1,739,836

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 15.50%
Consumer Discretionary : 0.55%
Media : 0.55%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	$2,838,000	3,036,819

Consumer Staples : 1.41%
Beverages : 0.25%
Pernod Ricard SA 144A	2.95	1-15-2017	1,370,000	1,384,664

Food & Staples Retailing : 1.16%
Delhaize Group SA	6.50	6-15-2017	2,730,000	2,863,661
Tesco plc 144A	2.70	1-5-2017	3,470,000	3,479,511
				6,343,172

7

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.56%
Oil, Gas & Consumable Fuels : 1.56%
Korea National Oil Corporation 144A	2.75%	1-23-2019	$3,000,000	$3,061,287
TransCanada PipeLines Limited	1.63	11-9-2017	2,210,000	2,206,382
Transocean Incorporated	5.80	12-15-2016	3,235,000	3,259,263
				8,526,932

Financials : 9.78%
Banks : 4.83%
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,855,589
BPCE SA	1.61	7-25-2017	3,000,000	2,990,844
Credit Suisse (New York)	6.00	2-15-2018	1,500,000	1,585,611
Credit Suisse Group Funding Limited 144A	3.13	12-10-2020	2,110,000	2,107,582
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,812,935
ING Bank NV 144A	1.80	3-16-2018	3,000,000	3,005,112
Lloyds Bank plc	2.00	8-17-2018	1,000,000	1,002,814
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	3,052,962
Skandinaviska Enskilda	2.63	3-15-2021	3,000,000	3,064,260
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,008,286
				26,485,995

Capital Markets : 0.18%
Deutsche Bank AG	3.38	5-12-2021	1,000,000	991,199

Diversified Financial Services : 2.15%
Abbey National Treasury Services plc	2.50	3-14-2019	2,750,000	2,795,117
AerCap Ireland Capital Limited	2.75	5-15-2017	3,470,000	3,470,000
Shell International Finance BV	2.13	5-11-2020	3,000,000	3,011,934
Volkswagen International Finance NV 144A	2.13	11-20-2018	2,530,000	2,519,015
				11,796,066

Insurance : 1.10%
Allied World Assurance Company	7.50	8-1-2016	3,000,000	3,030,267
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,999,638
				6,029,905

Real Estate Management & Development : 1.52%
Brookfield Asset Management Incorporated	5.80	4-25-2017	2,195,000	2,271,489
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,070,852
Korea Land & Housing Corporation 144A	1.88	8-2-2017	2,000,000	2,003,218
				8,345,559

Health Care : 1.10%
Pharmaceuticals : 1.10%
Actavis Funding SCS	2.35	3-12-2018	3,000,000	3,024,111
Perrigo Company plc	1.30	11-8-2016	3,000,000	2,992,692
				6,016,803

Information Technology : 0.55%
Semiconductors & Semiconductor Equipment : 0.55%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	3,025,555

Utilities : 0.55%
Multi-Utilities : 0.55%
Korea Western Power Company 144A	3.13	5-10-2017	3,000,000	3,040,951

Total Yankee Corporate Bonds and Notes (Cost $84,637,520)				85,023,620

8

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Short-Term Investments : 5.50%

Security name		Yield	Maturity date	Shares	Value
Investment Companies : 5.39%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##		0.41%		29,539,550	$29,539,550

				Principal
U.S. Treasury Securities : 0.11%
U.S. Treasury Bill#		0.14	6-16-2016	$625,000	624,961

Total Short-Term Investments (Cost $30,164,465)					30,164,511

Total investments in securities (Cost $548,678,347)*	100.28%				550,036,335
Other assets and liabilities, net	(0.28)				(1,535,491)

Total net assets	100.00%				$548,500,844

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $548,678,347 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,322,730
Gross unrealized losses	(1,964,742)

Net unrealized gains	$1,357,988

Abbreviations:
AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
National	National Public Finance Guarantee Corporation
plc	Public limited company

9

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$59,894,113	$0	$59,894,113
Asset-backed securities	0	68,694,534	0	68,694,534
Corporate bonds and notes	0	209,749,086	0	209,749,086
Municipal obligations	0	28,505,162	0	28,505,162
Non-agency mortgage-backed securities	0	66,265,473	0	66,265,473
Preferred stocks
Financials	0	0	1,739,836	1,739,836
Yankee corporate bonds and notes	0	85,023,620	0	85,023,620
Short-term investments
Investment companies	29,539,550	0	0	29,539,550
U.S. Treasury securities	624,961	0	0	624,961

	30,164,511	518,131,988	1,739,836	550,036,335

Futures contracts	12,715	0	0	12,715

Total assets	$30,177,226	$518,131,988	$1,739,836	$550,049,050

Liabilities
Futures contracts	$1,641	$0	$0	$1,641

Total liabilities	$1,641	$0	$0	$1,641

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2016, the Fund had long/short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2016	Unrealized gains (losses)
9-30-2016	JPMorgan	210 Short	5-Year U.S. Treasury Notes	$25,224,609	$(46,888)
9-30-2016	JPMorgan	983 Long	2-Year U.S. Treasury Notes	214,201,844	145,609

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 0.25%
US Airway Series 2010-1 Class B Pass-Through Trust	8.50%	10-22-2018	$3,481,060	$3,611,600

Total Asset-Backed Securities (Cost $3,625,013)				3,611,600

Corporate Bonds and Notes : 58.90%
Consumer Discretionary : 20.38%
Auto Components : 2.17%
American Axle & Manufacturing Incorporated	6.25	3-15-2021	13,000,000	13,520,000
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	1,960,000	2,239,300
Goodyear Tire & Rubber Company	7.00	5-15-2022	5,505,000	5,910,994
Tenneco Incorporated	6.88	12-15-2020	9,650,000	9,999,330
				31,669,624

Diversified Consumer Services : 2.11%
Avis Budget Car Rental LLC ±	3.39	12-1-2017	11,611,000	11,654,530
Hertz Corporation	6.75	4-15-2019	2,800,000	2,837,094
Hertz Corporation	7.50	10-15-2018	5,870,000	5,962,159
Service Corporation International	5.38	1-15-2022	9,800,000	10,228,750
				30,682,533

Hotels, Restaurants & Leisure : 2.86%
GLP Capital LP/GLP Financing II Incorporated	4.38	11-1-2018	3,370,000	3,479,525
Hilton Worldwide Finance LLC	5.63	10-15-2021	12,870,000	13,328,275
MGM Resorts International	7.63	1-15-2017	5,735,000	5,914,219
MGM Resorts International	8.63	2-1-2019	9,365,000	10,605,863
NCL Corporation Limited 144A	5.25	11-15-2019	8,135,000	8,297,700
				41,625,582

Household Durables : 3.29%
Beazer Homes USA Company	6.63	4-15-2018	13,090,000	13,355,334
Calatlantic Group Incorporated	6.63	5-1-2020	2,485,000	2,739,713
Calatlantic Group Incorporated	8.38	5-15-2018	500,000	552,500
DR Horton Incorporated	3.63	2-15-2018	3,930,000	3,998,775
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,186,125
Lennar Corporation	4.13	12-1-2018	12,870,000	13,178,880
Lennar Corporation	4.75	12-15-2017	600,000	616,500
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,522,025
Tempur Sealy International Incorporated «	6.88	12-15-2020	1,760,000	1,871,232
				48,021,084

Media : 5.98%
CCO Holdings LLC	6.63	1-31-2022	18,965,000	20,121,865
CSC Holdings LLC	7.63	7-15-2018	8,945,000	9,705,325
DISH DBS Corporation	4.25	4-1-2018	16,205,000	16,610,125
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	12,080,000	12,593,400
Sinclair Television Group Incorporated	6.38	11-1-2021	6,790,000	7,163,450
Starz LLC/Starz Finance Corporation	5.00	9-15-2019	4,310,000	4,385,425
TEGNA Incorporated	5.13	10-15-2019	11,575,000	11,893,313
TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,662,675
				87,135,578

Multiline Retail : 0.18%
Dollar Tree Incorporated 144A	5.25	3-1-2020	2,470,000	2,574,209

Specialty Retail : 2.45%
Best Buy Company Incorporated	5.00	8-1-2018	8,880,000	9,301,800
L Brands Incorporated	6.90	7-15-2017	12,815,000	13,551,863
L Brands Incorporated	8.50	6-15-2019	2,700,000	3,138,750

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Sally Beauty Holdings Incorporated	5.75%	6-1-2022	$9,405,000	$9,781,200
				35,773,613

Textiles, Apparel & Luxury Goods : 1.34%
HanesBrands Incorporated	6.38	12-15-2020	5,035,000	5,195,516
Levi Strauss & Company	6.88	5-1-2022	8,000,000	8,536,640
The William Carter Company	5.25	8-15-2021	5,570,000	5,764,950
				19,497,106

Consumer Staples : 2.02%
Beverages : 1.05%
Cott Beverages Incorporated	6.75	1-1-2020	14,645,000	15,304,025

Household Products : 0.97%
Spectrum Brands Incorporated	6.38	11-15-2020	13,495,000	14,152,881

Energy : 4.48%
Energy Equipment & Services : 1.00%
NGPL PipeCo LLC 144A	7.12	12-15-2017	13,815,000	14,505,750

Oil, Gas & Consumable Fuels : 3.48%
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,463,383
Kinder Morgan Incorporated	7.00	6-15-2017	5,300,000	5,532,050
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	8,130,000	8,434,875
Sabine Pass LNG LP	7.50	11-30-2016	8,430,000	8,619,675
Targa Resources Partners Incorporated	5.00	1-15-2018	10,655,000	10,868,100
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,090,000
Tesoro Logistics LP	5.88	10-1-2020	3,615,000	3,723,450
				50,731,533

Financials : 9.11%
Banks : 1.53%
CIT Group Incorporated	4.25	8-15-2017	17,570,000	17,777,326
CIT Group Incorporated	5.00	5-15-2017	135,000	137,321
CIT Group Incorporated	5.25	3-15-2018	4,185,000	4,321,013
				22,235,660

Consumer Finance : 4.93%
Ally Financial Incorporated ±	3.31	7-18-2016	4,560,000	4,567,565
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	9,675,161
Ally Financial Incorporated	6.25	12-1-2017	5,800,000	6,046,500
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	14,635,000	14,829,485
General Motors Financial Company Incorporated	3.25	5-15-2018	11,880,000	12,104,591
Navient Corporation	4.63	9-25-2017	870,000	887,400
Navient Corporation	6.00	1-25-2017	12,245,000	12,520,513
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,749,375
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	8,466,875
				71,847,465

REITs : 2.65%
Iron Mountain Incorporated 144A	6.00	10-1-2020	15,075,000	15,904,125
VEREIT Operating Partnership LP##	2.00	2-6-2017	21,020,000	21,046,948
VEREIT Operating Partnership LP%%	4.13	6-1-2021	1,625,000	1,641,250
				38,592,323

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 3.60%
Health Care Providers & Services : 3.60%
Centene Corporation 144A	5.63%	2-15-2021	$9,905,000	$10,301,200
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	12,834,000	13,523,828
HCA Incorporated	8.00	10-1-2018	6,610,000	7,403,200
HCA Incorporated	3.75	3-15-2019	4,030,000	4,150,900
Tenet Healthcare Corporation	6.25	11-1-2018	15,945,000	16,762,181
Universal Health Services Incorporated	7.13	6-30-2016	300,000	300,750
				52,442,059

Industrials : 9.24%
Aerospace & Defense : 1.06%
L-3 Communications Corporation	5.20	10-15-2019	14,300,000	15,424,609

Airlines : 1.50%
American Airlines Group Incorporated	6.13	6-1-2018	10,000,000	10,400,000
United Continental Holdings Incorporated	6.38	6-1-2018	10,965,000	11,486,386
				21,886,386

Building Products : 1.09%
USG Corporation	9.75	1-15-2018	14,150,000	15,816,446

Commercial Services & Supplies : 1.21%
ACCO Brands Corporation	6.75	4-30-2020	14,595,000	15,415,969
Mobile Mini Incorporated	7.88	12-1-2020	470,000	488,800
RR Donnelley & Sons Company	7.25	5-15-2018	1,705,000	1,803,038
				17,707,807

Machinery : 2.03%
Case New Holland Industrial Incorporated	7.88	12-1-2017	16,095,000	17,221,650
SPX Flow Incorporated	6.88	9-1-2017	11,805,000	12,291,956
				29,513,606

Trading Companies & Distributors : 2.35%
Aircastle Limited	4.63	12-15-2018	13,060,000	13,517,100
Ashtead Capital Incorporated 144A	6.50	7-15-2022	14,585,000	15,232,209
United Rentals North America Incorporated	7.38	5-15-2020	5,299,000	5,510,960
				34,260,269

Information Technology : 3.07%
Communications Equipment : 1.10%
ViaSat Incorporated	6.88	6-15-2020	15,515,000	15,999,844

Electronic Equipment, Instruments & Components : 0.57%
Jabil Circuit Incorporated	7.75	7-15-2016	8,300,000	8,351,875

Internet Software & Services : 1.17%
IAC/InterActiveCorp	4.88	11-30-2018	16,678,000	17,074,103

Software : 0.23%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	3,195,000	3,354,750

Materials : 2.76%
Construction Materials : 0.10%
Vulcan Materials Company	7.00	6-15-2018	1,265,000	1,391,500

Containers & Packaging : 1.26%
Greif Incorporated	6.75	2-1-2017	4,470,000	4,604,100

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Owens-Illinois Incorporated	7.80%	5-15-2018	$9,305,000	$10,142,450
Reynolds Group Holdings	5.75	10-15-2020	3,505,000	3,614,531
				18,361,081

Metals & Mining : 1.40%
Alcoa Incorporated	6.75	7-15-2018	9,575,000	10,341,000
Steel Dynamics Incorporated	6.13	8-15-2019	9,690,000	10,053,375
				20,394,375

Telecommunication Services : 3.01%
Diversified Telecommunication Services : 2.23%
CenturyLink Incorporated	6.00	4-1-2017	10,390,000	10,701,700
Frontier Communications Corporation	8.13	10-1-2018	8,940,000	9,699,900
Hughes Satelite Systems Corporation	6.50	6-15-2019	1,100,000	1,179,750
Sirius XM Radio Incorporated 144A	5.88	10-1-2020	10,560,000	10,916,400
				32,497,750

Wireless Telecommunication Services : 0.78%
T-Mobile USA Incorporated	6.25	4-1-2021	1,855,000	1,943,113
T-Mobile USA Incorporated	6.46	4-28-2019	9,270,000	9,426,431
				11,369,544

Utilities : 1.23%
Gas Utilities : 0.63%
AmeriGas Partners LP	6.25	8-20-2019	9,085,000	9,243,988

Independent Power & Renewable Electricity Producers : 0.60%
NRG Energy Incorporated	7.63	1-15-2018	8,077,000	8,702,968

Total Corporate Bonds and Notes (Cost $857,063,998)				858,141,926

Loans : 27.73%
Consumer Discretionary : 5.98%
Auto Components : 0.95%
Allison Transmission Incorporated ±	3.50	8-23-2019	13,745,922	13,782,211

Automobiles : 1.16%
Chrysler Group LLC ±	3.50	5-24-2017	4,492,690	4,498,306
The Hertz Corporation ±	3.00	3-11-2018	9,968,982	9,941,269
The Hertz Corporation ±	3.75	3-11-2018	2,468,112	2,466,952
				16,906,527

Hotels, Restaurants & Leisure : 0.74%
Aramark Corporation ±	3.25	9-7-2019	9,857,614	9,876,146
Cinemark USA Incorporated ±	3.52	5-6-2022	948,285	949,982
				10,826,128

Household Durables : 0.12%
Serta Simmons Holdings LLC ±	4.25	10-1-2019	1,771,260	1,773,757

Media : 1.73%
Live Nation Entertainment Incorporated ±	3.50	8-16-2020	10,000,000	10,012,500
Virgin Media Investment Holdings Limited ±	3.65	6-30-2023	15,187,695	15,192,859
				25,205,359

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 1.28%
Michaels Stores Incorporated ±	3.75%	1-28-2020	$18,625,619	$18,648,901

Consumer Staples : 1.18%
Food Products : 1.18%
Pinnacle Foods Finance LLC ±	3.25	4-29-2020	10,066,631	10,071,362
Reynolds Group Holdings Incorporated ±	4.50	12-1-2018	7,118,478	7,143,535
				17,214,897

Energy : 0.38%
Oil, Gas & Consumable Fuels : 0.38%
EFS Cogen Holdings I LLC ±	3.75	12-17-2020	5,486,819	5,486,819

Financials : 0.68%
Diversified Financial Services : 0.68%
Delos Finance SARL ±	3.50	3-6-2021	9,865,000	9,894,595

Health Care : 3.16%
Health Care Equipment & Supplies : 0.59%
Prestige Brands Incorporated ±<	0.00	9-3-2021	8,606,556	8,628,072

Health Care Providers & Services : 2.57%
Community Health Systems Incorporated ±	3.75	12-31-2019	2,381,236	2,333,016
Community Health Systems Incorporated ±	3.92	12-31-2018	8,843,672	8,829,876
Community Health Systems Incorporated ±	4.00	1-27-2021	4,381,411	4,313,718
HCA Incorporated ±	3.70	3-17-2023	7,222,200	7,289,439
Lifepoint Hospitals Incorporated ±	2.96	7-24-2017	4,793,654	4,793,654
Select Medical Corporation ±	6.00	6-1-2018	9,766,509	9,778,717
				37,338,420

Industrials : 5.58%
Aerospace & Defense : 1.98%
DigitalGlobe Incorporated ±	4.75	1-31-2020	11,181,742	11,258,672
TransDigm Incorporated ±	3.50	5-14-2022	766,996	763,038
TransDigm Incorporated ±	3.75	2-28-2020	16,790,268	16,785,063
				28,806,773

Airlines : 0.76%
Delta Air Lines Incorporated ±	3.25	8-24-2022	11,074,350	11,066,044

Commercial Services & Supplies : 2.84%
KAR Auction Services Incorporated ±	3.94	3-9-2021	14,085,851	14,132,757
Novelis Incorporated ±	4.00	6-2-2022	13,063,660	13,018,721
Sensata Technologies BV ±	3.00	10-14-2021	3,795,948	3,799,516
ServiceMaster Company ±	4.25	7-1-2021	10,454,583	10,493,788
				41,444,782

Information Technology : 4.68%
Communications Equipment : 0.50%
CommScope Incorporated ±	3.83	12-29-2022	7,250,000	7,262,108

Internet Software & Services : 1.02%
Zayo Group LLC ±	3.75	5-6-2021	14,779,513	14,793,406

IT Services : 0.96%
First Data Corporation ±	4.19	7-8-2022	14,000,000	14,029,120

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment : 0.94%
Avago Technologies ±	4.25%	2-1-2023	$8,500,000	$8,520,315
NXP Semiconductors N.V. ±	3.75	12-7-2020	5,160,955	5,175,303
				13,695,618

Software : 0.14%
Activision Blizzard Incorporated ±	3.25	10-12-2020	2,062,387	2,068,698

Technology Hardware, Storage & Peripherals : 1.12%
CDW LLC ±	3.25	4-29-2020	16,250,672	16,268,710

Materials : 3.18%
Chemicals : 2.11%
Huntsman International LLC ±	3.75	10-1-2021	10,981,000	11,018,775
Ineos US Finance LLC ±	3.75	12-15-2020	19,898,953	19,724,838
				30,743,613

Containers & Packaging : 1.07%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	15,634,672	15,637,643

Telecommunication Services : 2.91%
Diversified Telecommunication Services : 1.92%
Level 3 Financing Incorporated ±	3.50	5-31-2022	7,610,000	7,606,804
Level 3 Financing Incorporated ±	4.00	1-15-2020	8,300,000	8,326,975
West Corporation ±	3.25	6-30-2018	12,062,509	12,049,119
				27,982,898

Wireless Telecommunication Services : 0.99%
SBA Communications Corporation ±	3.25	3-24-2021	13,494,736	13,477,868
T-Mobile USA Incorporated ±	3.50	11-9-2022	997,500	1,003,615
				14,481,483

Total Loans (Cost $403,990,402)				403,986,582

Municipal Obligations : 0.33%
Illinois : 0.33%
Chicago IL Board of Education Series G (GO Revenue) ±	4.40	3-1-2032	5,000,000	4,877,300

Total Municipal Obligations (Cost $5,000,000)				4,877,300

Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	3.25	4-25-2024	36,519	31,495

Total Non-Agency Mortgage-Backed Securities (Cost $36,167)				31,495

Yankee Corporate Bonds and Notes : 7.83%
Consumer Discretionary : 1.89%
Auto Components : 0.80%
Schaeffler Holding Finance BV 144A	6.25	11-15-2019	11,130,000	11,630,850

Automobiles : 0.93%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,598,963

Media : 0.16%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	2,000,000	2,339,460

7

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.16%
Food & Staples Retailing : 1.16%
Tesco plc 144A		5.50%	11-15-2017	$16,180,000	$16,932,710

Financials : 1.72%
Banks : 1.38%
Nielsen Holding and Finance BV 144A		5.50	10-1-2021	12,170,000	12,656,800
Royal Bank of Scotland Group plc		4.70	7-3-2018	7,240,000	7,466,916
					20,123,716

Diversified Financial Services : 0.34%
AerCap Ireland Capital Limited		2.75	5-15-2017	4,955,000	4,955,000

Health Care : 0.97%
Pharmaceuticals : 0.97%
Mallinckrodt International Finance SA		3.50	4-15-2018	14,520,000	14,120,700

Information Technology : 1.06%
Communications Equipment : 0.74%
Nokia Corporation		5.38	5-15-2019	10,120,000	10,787,920

Electronic Equipment, Instruments & Components : 0.32%
NXP BV/NXP Funding LLC 144A		3.50	9-15-2016	4,597,000	4,609,881

Materials : 1.03%
Containers & Packaging : 1.03%
Ardagh Packaging Finance plc 144A±		3.63	12-15-2019	14,935,000	14,972,329

Total Yankee Corporate Bonds and Notes (Cost $113,972,921)					114,071,529

		Yield		Shares
Short-Term Investments : 5.43%
Investment Companies : 5.43%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45		326,310	326,310
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##		0.41		78,782,506	78,782,506

Total Short-Term Investments (Cost $79,108,816)					79,108,816
Total investments in securities (Cost $1,462,797,317)*	100.47%				1,463,829,248
Other assets and liabilities, net	(0.47)				(6,827,714)

Total net assets	100.00%				$1,457,001,534

(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.
%%	The security is issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

8

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

*	Cost for federal income tax purposes is $1,462,800,626 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,899,435
Gross unrealized losses	(4,870,813)

Net unrealized gains	$1,028,622

Abbreviations:

GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

9

Wells Fargo Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2016, the Fund had unfunded loan commitments of $8,633,455.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Asset-backed securities	$0	$3,611,600	$0	$3,611,600
Corporate bonds and notes	0	858,141,926	0	858,141,926
Loans	0	394,207,865	9,778,717	403,986,582
Municipal obligations	0	4,877,300	0	4,877,300
Non-agency mortgage-backed securities	0	31,495	0	31,495
Yankee corporate bonds and notes	0	114,071,529	0	114,071,529
Short-term investments
Investment companies	78,782,506	0	0	78,782,506
Investments measured at net asset value*				326,310

Total assets	$78,782,506	$1,374,941,715	$9,778,717	$1,463,829,248

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $326,310 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 9.16%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$2,775,160	$2,731,280
FHLMC ±	2.50	6-1-2032	5,980	6,290
FHLMC ±	2.51	11-1-2035	4,791,228	5,056,969
FHLMC ±	2.54	10-1-2038	1,753,244	1,849,427
FHLMC ±	2.57	3-1-2035	1,286,031	1,355,994
FHLMC ±	2.61	4-1-2038	1,537,121	1,619,674
FHLMC ±	2.68	9-1-2038	2,736,333	2,886,631
FHLMC ±	2.69	7-1-2029	3,476	3,620
FHLMC ±	2.75	1-1-2029	69,139	69,664
FHLMC ±	2.76	5-1-2035	710,533	751,151
FHLMC ±	2.77	4-1-2032	108,889	114,659
FHLMC ±	3.06	10-1-2031	72,739	73,226
FHLMC	4.50	2-1-2020	1,251,295	1,314,215
FHLMC	4.50	8-1-2020	680,391	713,279
FHLMC	4.50	1-1-2022	557,847	586,245
FHLMC	5.00	12-1-2019	1,459,081	1,530,413
FHLMC	5.50	8-1-2018	281,626	290,204
FHLMC	6.00	5-1-2017	75,092	76,071
FHLMC	6.00	1-1-2024	1,368,306	1,487,336
FHLMC	7.00	6-1-2031	394,623	452,684
FHLMC	9.00	11-1-2016	4,913	4,941
FHLMC	9.00	12-1-2016	18,346	18,409
FHLMC	9.00	8-1-2018	14,258	14,605
FHLMC	9.00	10-1-2019	30,152	32,241
FHLMC	9.50	12-1-2016	4,474	4,489
FHLMC	9.50	5-1-2020	808	813
FHLMC	9.50	9-1-2020	69,772	75,449
FHLMC	9.50	12-1-2022	79,170	84,388
FHLMC	10.00	11-17-2021	18,700	18,846
FHLMC	10.50	5-1-2020	84,399	92,054
FHLMC Series 2495 Class UJ	3.50	7-15-2032	13,630	13,757
FHLMC Series 2530 Class BH	5.00	11-15-2017	526,415	537,786
FHLMC Series 2617 Class GR	4.50	5-15-2018	208,621	213,332
FHLMC Series 2684 Class PE	5.00	1-15-2033	6,562	6,582
FHLMC Series 2690 Class TG	4.50	4-15-2032	44,647	44,779
FHLMC Series 2704 Class BH	4.50	11-15-2023	898,569	964,905
FHLMC Series 2707 Class QE	4.50	11-15-2018	493,325	507,976
FHLMC Series 2843 Class BC	5.00	8-15-2019	593,349	613,146
FHLMC Series 2849 Class B	5.00	8-15-2019	1,056,291	1,091,957
FHLMC Series 2855 Class WN	4.00	9-15-2019	230,592	236,671
FHLMC Series 2864 Class NB	5.50	7-15-2033	1,034,865	1,075,724
FHLMC Series 2881 Class AE	5.00	8-15-2034	582,988	620,584
FHLMC Series 2896 Class CB	4.50	11-15-2019	875,998	898,440
FHLMC Series 2953 Class LD	5.00	12-15-2034	410,807	429,955
FHLMC Series 2963 Class BP	5.00	9-15-2034	99,561	100,134
FHLMC Series 3166 Class AC	5.00	6-15-2021	7,767,560	8,162,037
FHLMC Series 3266 Class D	5.00	1-15-2022	1,834,970	1,885,076
FHLMC Series 3501 Class AC	4.00	8-15-2023	458,251	463,380
FHLMC Series 3538 Class DE	3.50	7-15-2023	197,148	197,673
FHLMC Series 3574 Class EA	3.00	9-15-2021	229,795	232,893
FHLMC Series 3589 Class CA	4.00	10-15-2021	213,620	215,169
FHLMC Series 3609 Class LA	4.00	12-15-2024	505,610	519,222
FHLMC Series 3619 Class EB	3.50	5-15-2024	246,926	252,128
FHLMC Series 3649 Class DG	4.00	4-15-2028	98,243	98,204
FHLMC Series 3706 Class AB	3.50	7-15-2020	633,067	637,806
FHLMC Series 3728 Class EA	3.50	9-15-2020	181,975	182,026
FHLMC Series 3728 Class EH	3.00	9-15-2020	136,141	136,190
FHLMC Series 3772 Class HC	3.00	10-15-2018	583,431	592,724
FHLMC Series 3780 Class DG	3.00	10-15-2027	396,594	398,852
FHLMC Series 3780 Class GX	3.50	9-15-2028	2,677,203	2,733,084
FHLMC Series 3784 Class DA	4.00	7-15-2025	211,770	215,654
FHLMC Series 3786 Class EY	4.50	1-15-2032	56,539	56,737
FHLMC Series 3821 Class LA	3.50	4-15-2025	576,360	587,450

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 3829 Class CA	4.00%	8-15-2024	$201,943	$202,022
FHLMC Series 3834 Class EA	3.50	6-15-2029	663,466	686,344
FHLMC Series 3842 Class CJ	2.00	9-15-2018	195,682	196,996
FHLMC Series 3878 Class JA	3.50	1-15-2025	280,948	284,759
FHLMC Series 3888 Class JP	4.00	2-15-2037	6,678	6,677
FHLMC Series 3898 Class NE	4.00	7-15-2040	700,497	719,988
FHLMC Series K003 Class AAB	4.77	5-25-2018	699,878	720,953
FHLMC Series M012 Class A1A2	5.50	8-15-2051	1,800,000	1,815,750
FHLMC Series T-42 Class A6	9.50	2-25-2042	817,147	1,012,525
FNMA ±	2.09	10-1-2031	138,699	142,558
FNMA ±	2.11	1-1-2023	14,838	14,856
FNMA ±	2.19	9-1-2037	818,384	839,367
FNMA ±	2.34	12-1-2034	1,069,585	1,120,051
FNMA ±	2.47	6-1-2034	1,619,937	1,709,056
FNMA ±	2.51	11-1-2031	81,002	84,849
FNMA ±	2.51	6-1-2032	136,607	143,243
FNMA ±	2.52	4-1-2038	3,391,680	3,574,652
FNMA ±	2.53	2-1-2035	1,805,799	1,905,115
FNMA ±	2.60	8-1-2036	4,287,212	4,530,579
FNMA ±	2.62	11-1-2032	1,286,893	1,358,888
FNMA ±	2.63	5-1-2036	1,298,632	1,375,692
FNMA ±	2.65	11-1-2034	1,896,685	2,005,022
FNMA ±	2.65	12-1-2040	422,114	447,200
FNMA ±	2.67	8-1-2045	1,277,391	1,350,506
FNMA ±	2.68	5-1-2032	32,119	33,846
FNMA	2.71	9-1-2017	3,501,769	3,545,585
FNMA ±	2.71	9-1-2040	5,400,566	5,707,811
FNMA ±	2.73	5-1-2036	1,561,340	1,650,518
FNMA ±	2.95	2-1-2033	419,279	441,554
FNMA	3.00	6-16-2031	610,000	635,612
FNMA	3.18	12-1-2017	4,274,970	4,272,465
FNMA	3.31	12-1-2017	4,497,728	4,566,758
FNMA ±	3.70	7-1-2033	62,007	62,996
FNMA ±	3.86	4-1-2033	2,478	2,577
FNMA	4.50	6-1-2019	153,000	157,435
FNMA	5.19	1-1-2018	469,755	480,532
FNMA	5.23	7-1-2018	739,776	760,980
FNMA	5.27	12-1-2016	923,851	926,995
FNMA	6.00	4-1-2021	603,614	631,112
FNMA	6.50	8-1-2031	582,424	670,269
FNMA	8.33	7-15-2020	23,469	25,415
FNMA	8.50	7-1-2017	50,692	51,817
FNMA	9.00	12-1-2016	26,383	26,566
FNMA	9.00	2-15-2020	84,538	92,613
FNMA	9.00	10-15-2021	36,944	40,320
FNMA	9.00	6-1-2024	61,242	66,023
FNMA	9.50	12-1-2020	57,014	61,488
FNMA	9.50	3-1-2021	1,721	1,737
FNMA	10.00	3-20-2018	7,876	7,992
FNMA	10.25	9-1-2021	46,637	49,194
FNMA	10.50	8-1-2020	3,467	3,695
FNMA	10.50	4-1-2022	19,803	20,072
FNMA Series 1988-4 Class Z	9.25	3-25-2018	15,288	15,807
FNMA Series 1988-9 Class Z	9.45	4-25-2018	8,586	8,867
FNMA Series 1989-30 Class Z	9.50	6-25-2019	57,918	61,804
FNMA Series 1989-49 Class E	9.30	8-25-2019	3,978	4,200
FNMA Series 1990-111 Class Z	8.75	9-25-2020	12,419	13,110
FNMA Series 1990-119 Class J	9.00	10-25-2020	49,767	54,478
FNMA Series 1990-124 Class Z	9.00	10-25-2020	15,678	17,127
FNMA Series 1990-21 Class Z	9.00	3-25-2020	86,692	94,396
FNMA Series 1990-27 Class Z	9.00	3-25-2020	54,293	59,939
FNMA Series 1990-30 Class D	9.75	3-25-2020	12,397	13,700
FNMA Series 1990-77 Class D	9.00	6-25-2020	28,381	31,128
FNMA Series 1991-132 Class Z	8.00	10-25-2021	100,733	112,093
FNMA Series 1992-71 Class X	8.25	5-25-2022	51,259	58,324

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2000-T6 Class A2	9.50%	6-25-2030	$484,983	$577,754
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,007,918	1,165,142
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	862,057	1,001,760
FNMA Series 2002-94 Class BK	5.50	1-25-2018	257,177	259,489
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,106,850	1,352,434
FNMA Series 2002-W4 Class A6 ±	3.53	5-25-2042	993,342	1,031,759
FNMA Series 2003-125 Class AY	4.00	12-25-2018	1,070,293	1,094,695
FNMA Series 2003-129 Class AP	4.00	1-25-2019	133,996	135,115
FNMA Series 2003-15 Class CN	5.00	3-25-2018	167,795	171,809
FNMA Series 2003-35 Class BC	5.00	5-25-2018	336,991	344,489
FNMA Series 2003-35 Class ME	5.00	5-25-2018	171,136	175,697
FNMA Series 2003-92 Class PE	4.50	9-25-2018	476,056	488,801
FNMA Series 2003-W11 Class A1 ±	3.89	6-25-2033	41,725	43,664
FNMA Series 2003-W3 Class 1A4 ±	3.50	8-25-2042	48,510	51,184
FNMA Series 2004-10 Class FA ±	0.80	2-25-2034	1,231,158	1,234,803
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	1,566,887	1,615,712
FNMA Series 2004-32 Class AY	4.00	5-25-2019	84,466	86,569
FNMA Series 2004-92 Class QY	4.50	8-25-2034	513,815	528,105
FNMA Series 2007-36 Class AB	5.00	11-25-2021	108,048	108,159
FNMA Series 2007-W2 Class 1A1 ±	0.77	3-25-2037	816,663	817,379
FNMA Series 2008-76 Class GF ±	1.10	9-25-2023	431,368	433,310
FNMA Series 2008-81 Class LK	5.00	9-25-2023	248,756	256,211
FNMA Series 2009-76 Class HA	4.00	1-25-2019	175,810	177,898
FNMA Series 2010-153 Class AB	2.00	11-25-2018	687,332	691,984
FNMA Series 2010-153 Class BG	2.50	11-25-2018	672,507	678,748
FNMA Series 2010-25 Class ND	3.50	3-25-2025	294,159	301,488
FNMA Series 2010-39 Class PD	3.00	6-25-2038	156,477	157,481
FNMA Series 2010-39 Class VY	4.50	3-25-2025	1,998,662	2,010,426
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	603,701	621,671
FNMA Series 2010-9 Class MB	5.00	5-25-2032	115,673	115,781
FNMA Series 2011-122 Class A	3.00	12-25-2025	396,703	404,353
FNMA Series 2011-129 Class LG	3.00	3-25-2037	551,180	559,819
FNMA Series 2011-33 Class GA	3.50	10-25-2028	1,011,469	1,029,980
FNMA Series 2011-35 Class PA	4.00	2-25-2039	512,797	519,660
FNMA Series 2011-39 Class DA	3.50	7-25-2024	238,929	239,839
FNMA Series 2011-40 Class CA	3.50	12-25-2028	2,980,119	3,057,396
FNMA Series 2011-42 Class A	3.00	2-25-2024	3,720,835	3,790,083
FNMA Series 2011-56 Class AC	2.00	7-25-2018	157,015	157,772
FNMA Series 2011-61 Class VA	5.00	4-25-2040	109,178	109,079
FNMA Series 2011-99 Class AB	4.00	12-25-2038	216,687	219,387
FNMA Series 2012-94 Class E	3.00	6-25-2022	118,121	120,733
FNMA Series 2013-M12 Class A	1.53	10-25-2017	1,010,597	1,014,436
FNMA Series G-22 Class ZT	8.00	12-25-2016	15,619	15,732
GNMA	7.00	6-15-2033	550,368	680,863
GNMA	9.00	11-15-2017	9,384	9,554
GNMA	9.50	11-15-2017	2,681	2,692
GNMA	10.00	10-20-2017	7,631	7,664
GNMA Series 2004-11 Class QE	5.00	12-16-2032	52,353	52,408
GNMA Series 2008-36 Class GA	4.25	10-16-2022	755,550	760,364
GNMA Series 2009-122 Class AC	4.00	3-16-2023	391,694	398,582
GNMA Series 2009-74 Class BP	3.50	1-20-2037	55,554	55,639
GNMA Series 2010-133 Class QK	3.50	9-16-2034	208,855	209,858
GNMA Series 2010-27 Class AK	4.00	2-16-2023	816,822	828,789
GNMA Series 2010-43 Class JA	3.00	9-20-2037	271,091	273,479
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	113,220	114,223
GNMA Series 2011-29 Class AG	3.00	8-16-2037	72,081	72,434
GNMA Series 2012-57 Class LG	1.50	3-16-2035	861,751	862,546
Total Agency Securities (Cost $132,743,114)				133,320,779

Asset-Backed Securities : 14.32%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	7,116,452	7,114,127

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21%	12-20-2017	$5,410,000	$5,409,519
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	10,132,955	10,131,219
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	12,200,270	12,200,176
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	5,952,288	5,950,687
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	10,800,000	10,814,473
Delta Air Lines Incorporated Series 2009-1 Class B Pass-Through Trust	9.75	6-17-2018	7,148,950	7,434,908
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.79	12-15-2017	6,199,988	6,197,210
Ford Credit Auto Lease Trust Series 2015-B Class A2A	1.04	5-15-2018	11,314,000	11,311,192
Ford Credit Auto Lease Trust Series 2016-A Class A2A	1.42	11-15-2018	8,950,000	8,954,954
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	8,962,140	8,962,040
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	3,770,000	3,762,675
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	143,598	143,579
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	2,700,618	2,699,263
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	7,668,770	7,668,748
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-15-2018	5,680,000	5,679,809
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	7,329,279	7,325,212
Hyundai Auto Receivables Trust Series 2013-B Class A3	0.71	9-15-2017	64,367	64,358
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	4,968,137	4,966,229
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	2,447,740	2,446,120
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	12,590,349	12,583,238
Nissan Auto Lease Trust Series 2014-A Class A4	1.04	10-15-2019	1,593,000	1,593,670
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	3,934,040	3,932,523
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	11,600,000	11,602,864
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	7,000,000	6,995,013
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	4,617,875	4,613,243
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.75	7-25-2025	1,745,589	1,731,753
TCF Auto Receivables Owner Trust Series 2014-1A Class A3 144A	1.00	9-17-2018	1,865,048	1,863,528
Toyota Auto Receivables Owner Trust Series 2016-A Class AA2	1.03	7-16-2018	5,500,000	5,500,145
United Airlines Incorporated Series 2009-2A Class A2 Pass-Through Trust	9.75	7-15-2018	1,535,138	1,596,543
US Airway Series 2010-1 Class B Pass-Through Trust	8.50	10-22-2018	2,824,144	2,930,049
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	1,171,491	1,171,292
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	4,271,199	4,269,075
Volvo Financial Equipment LLC Series 2015-1A Class A2 144A	0.95	11-15-2017	4,446,523	4,442,308
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	4,350,000	4,355,157
World Omni Automobile Lease Securitization Trust Series 2015-A Class A2A	1.06	5-15-2018	9,996,064	9,971,446
Total Asset-Backed Securities (Cost $208,846,828)				208,388,345

Corporate Bonds and Notes : 37.97%
Consumer Discretionary : 2.13%
Automobiles : 0.59%
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	3,500,000	3,515,313
Volkswagen Group America 144A	1.60	11-20-2017	5,115,000	5,085,957
				8,601,270

Household Durables : 0.25%
Newell Brands Incorporated	2.60	3-29-2019	3,535,000	3,601,674

Media : 1.29%
21st Century Fox America Incorporated	8.00	10-17-2016	827,000	848,194
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	10,018,230
Time Warner Cable Incorporated	6.75	7-1-2018	7,245,000	7,898,550
				18,764,974

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 2.60%
Beverages : 1.22%
Anheuser-Busch InBev Finance Company	1.90%	2-1-2019	$9,000,000	$9,043,101
Constellation Brands Incorporated	7.25	9-1-2016	8,600,000	8,707,500
				17,750,601

Food Products : 0.69%
Kraft Heinz Foods Company 144A	1.60	6-30-2017	7,000,000	7,025,858
Kraft Heinz Foods Company 144A	2.00	7-2-2018	3,000,000	3,022,662
				10,048,520

Tobacco : 0.69%
Reynolds American Incorporated	3.50	8-4-2016	10,000,000	10,044,080

Energy : 4.44%
Energy Equipment & Services : 0.36%
Texas Eastern Transmission LP 144A	6.00	9-15-2017	5,000,000	5,246,865

Oil, Gas & Consumable Fuels : 4.08%
Anadarko Petroleum Corporation	6.38	9-15-2017	1,226,000	1,290,003
Boardwalk Pipelines LLC	5.88	11-15-2016	9,000,000	9,154,512
Chevron Corporation	1.56	5-16-2019	8,000,000	8,005,464
DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	7,456,370
Energy Transfer Partners LP	2.50	6-15-2018	5,000,000	4,930,830
Hess Corporation	8.13	2-15-2019	6,220,000	6,905,911
Kinder Morgan Incorporated	7.00	6-15-2017	4,574,000	4,774,263
Kinder Morgan Incorporated	7.25	6-1-2018	2,000,000	2,161,116
Nabors Industries Incorporated	2.35	9-15-2016	10,000,000	10,004,880
Rockies Express Pipeline 144A	6.85	7-15-2018	802,000	834,080
Williams Partners LP	7.25	2-1-2017	3,700,000	3,821,816
				59,339,245

Financials : 15.99%
Banks : 3.52%
Bank of America Corporation	1.70	8-25-2017	4,000,000	4,004,696
Discover Bank	2.60	11-13-2018	5,000,000	5,029,210
Fifth Third National Association	2.30	3-15-2019	4,470,000	4,527,672
HSBC Bank USA	6.00	8-9-2017	8,000,000	8,372,688
Huntington National Bank	2.20	11-6-2018	5,000,000	5,041,570
KeyBank Corporation	4.63	6-15-2018	7,730,000	8,060,975
PNC Bank	1.80	11-5-2018	5,000,000	5,038,480
PNC Bank	1.95	3-4-2019	2,500,000	2,523,158
Santander Bank	8.75	5-30-2018	7,700,000	8,531,007
				51,129,456

Capital Markets : 2.68%
Bear Stearns Companies LLC	5.55	1-22-2017	10,785,000	11,068,139
Goldman Sachs Group Incorporated	2.00	4-25-2019	4,000,000	4,009,432
Goldman Sachs Group Incorporated	6.15	4-1-2018	5,085,000	5,481,422
Goldman Sachs Group Incorporated	6.25	9-1-2017	6,000,000	6,334,020
Morgan Stanley	1.88	1-5-2018	6,060,000	6,080,822
Morgan Stanley	2.20	12-7-2018	4,000,000	4,033,084
Morgan Stanley	2.45	2-1-2019	1,960,000	1,986,754
				38,993,673

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 5.25%
Ally Financial Incorporated	3.25%	11-5-2018	$7,665,000	$7,636,256
American Express	1.80	7-31-2018	8,000,000	8,037,424
Aviation Capital Group 144A	3.88	9-27-2016	2,360,000	2,371,800
Daimler Finance North America LLC 144A	1.60	8-3-2017	5,000,000	5,010,270
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	7,260,000	7,356,478
Discover Financial Services Company	6.45	6-12-2017	570,000	594,896
ERAC USA Finance LLC 144A	2.75	3-15-2017	750,000	757,994
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	3,015,489
Ford Motor Credit Company LLC	2.94	1-8-2019	3,665,000	3,741,364
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,481,492
General Motors Financial Company	2.40	4-10-2018	10,000,000	10,033,660
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	6,000,000	6,071,796
Hyundai Capital America Company 144A	2.40	10-30-2018	7,000,000	7,066,297
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	9,182,463
				76,357,679

Diversified Financial Services : 1.01%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,008,876
McGraw Hill Financial Incorporated	2.50	8-15-2018	1,450,000	1,472,561
McGraw Hill Financial Incorporated	5.90	11-15-2017	8,692,000	9,196,127
				14,677,564

Insurance : 2.54%
American Financial Group Incorporated	9.88	6-15-2019	6,445,000	7,790,671
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	8,075,000	8,492,025
Provident Companies Incorporated	7.00	7-15-2018	6,736,000	7,384,185
Reinsurance Group of America	5.63	3-15-2017	5,520,000	5,688,481
Reliance Standard Life Insurance 144A	2.15	10-15-2018	7,610,000	7,633,013
				36,988,375

REITs : 0.99%
American Tower Corporation	7.25	5-15-2019	3,250,000	3,681,610
VEREIT Operating Partnership LP	2.00	2-6-2017	7,710,000	7,719,884
Welltower Incorporated	6.20	6-1-2016	3,000,000	3,000,000
				14,401,494

Health Care : 3.32%
Biotechnology : 1.40%
Biogen Idec Incorporated	6.88	3-1-2018	8,975,000	9,763,427
Celgene Corporation	2.13	8-15-2018	7,500,000	7,575,638
Gilead Sciences Incorporated	1.85	9-4-2018	3,000,000	3,035,244
				20,374,309

Health Care Providers & Services : 1.33%
Providence Health & Services Company ±	1.43	10-1-2016	12,000,000	12,004,008
UnitedHealth Group Incorporated	1.45	7-17-2017	3,625,000	3,640,551
UnitedHealth Group Incorporated	1.90	7-16-2018	3,625,000	3,670,066
				19,314,625

Life Sciences Tools & Services : 0.34%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	5,000,000	4,999,035

Pharmaceuticals : 0.25%
Mylan NV 144A%%	2.50	6-7-2019	3,640,000	3,635,923

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.82%
Aerospace & Defense : 0.25%
L-3 Communications Corporation	3.95%	11-15-2016	$3,600,000	$3,642,635

Machinery : 0.37%
CNH Capital LLC	3.25	2-1-2017	5,240,000	5,266,200

Transportation Infrastructure : 0.20%
TTX Company 144A	2.25	2-1-2019	2,905,000	2,936,772

Information Technology : 1.70%
IT Services : 0.51%
Fidelity National Information Services Incorporated	1.45	6-5-2017	3,000,000	2,985,234
Fidelity National Information Services Incorporated	2.85	10-15-2018	4,330,000	4,401,029
				7,386,263

Semiconductors & Semiconductor Equipment : 0.69%
KLA-Tencor Corporation	2.38	11-1-2017	10,000,000	10,065,560

Technology Hardware, Storage & Peripherals : 0.50%
HP Enterprise Company 144A	2.45	10-5-2017	7,215,000	7,278,095

Materials : 0.66%
Construction Materials : 0.66%
Martin Marietta Material ±	1.73	6-30-2017	9,690,000	9,621,705

Telecommunication Services : 2.71%
Diversified Telecommunication Services : 2.71%
AT&T Incorporated	2.40	3-15-2017	14,563,000	14,703,387
CenturyLink Incorporated	5.15	6-15-2017	1,500,000	1,538,265
CenturyLink Incorporated	6.00	4-1-2017	1,000,000	1,030,000
Clearwire Communications LLC 144A	14.75	12-1-2016	7,290,000	7,709,175
Verizon Communications Incorporated	1.35	6-9-2017	14,450,000	14,493,552
				39,474,379

Utilities : 3.60%
Electric Utilities : 2.15%
Dayton Power & Light Company	1.88	9-15-2016	9,000,000	9,014,121
Eversource Energy	1.60	1-15-2018	5,000,000	5,006,940
Exelon Corporation	1.55	6-9-2017	10,000,000	10,000,390
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	7,275,000	7,315,675
				31,337,126

Multi-Utilities : 1.45%
Black Hills Corporation	2.50	1-11-2019	3,645,000	3,692,148
CenterPoint Energy Incorporated	6.50	5-1-2018	5,229,000	5,646,368
Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,657,933
WEC Energy Group Incorporated	1.65	6-15-2018	8,000,000	8,026,632
				21,023,081

Total Corporate Bonds and Notes (Cost $550,594,964)				552,301,178

7

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 4.00%
Alabama : 0.06%
Jefferson County AL Taxable Warrants Series D (GO Revenue)	4.90%	4-1-2017	$880,000	$887,242
California : 0.33%
Colton CA Pension Funding Taxable (GO Revenue, Ambac Insured)	5.65	8-1-2017	1,035,000	1,056,963
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	3,620,000	3,704,925
				4,761,888

Connecticut : 0.31%
Connecticut Series A (GO Revenue)	5.46	3-1-2019	4,260,000	4,538,519

Florida : 0.14%
Village Center Florida Community Development District (Water & Sewer Revenue) 144A	1.60	11-1-2016	2,000,000	1,999,220

Illinois : 0.87%
Chicago IL Taxable Second Lien Series A2 (Water & Sewer Revenue)	1.68	11-1-2017	5,000,000	4,997,150
Illinois Finance Authority (GO Revenue)	5.37	3-1-2017	6,780,000	6,957,907
Illinois Finance Authority (GO Revenue)	5.67	3-1-2018	625,000	658,825
				12,613,882

New Jersey : 1.46%
Atlantic City NJ (GO Revenue, AGM Insured)	3.30	12-15-2016	1,600,000	1,611,840
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	10,039,200
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,645,100
				21,296,140

South Carolina : 0.17%
South Carolina Jobs EDA Waste Management South Carolina Incorporated Project (Resource Recovery Revenue)	1.88	11-1-2016	2,500,000	2,514,725

Tennessee : 0.66%
Baptist Memorial Health Care Corporation (Health Revenue)	1.15	6-8-2016	9,531,000	9,531,000

Total Municipal Obligations (Cost $57,863,406)				58,142,616

Non-Agency Mortgage-Backed Securities : 12.92%
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36	10-10-2045	3,500,000	3,515,091
Bank of America Commercial Mortgage Trust Series 2007-3 Class A1A ±	5.54	6-10-2049	889,559	912,508
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	3.00	10-20-2032	2,107	2,104
Bear Stearns Commercial Mortgage Securities Incorporated Series 2006-T24 Class AM ±	5.57	10-12-2041	7,550,000	7,605,659
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	2,179,663	2,217,407
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	6,000,000	6,002,041
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	2.13	7-15-2030	3,000,000	2,983,879
Citigroup Commercial Mortgage Trust Series 2008-C7 Class AMA ±	6.14	12-10-2049	1,000,000	1,035,244
CNH Equipment Trust Series 2013-B Class A3	0.69	8-15-2018	716,562	715,935
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	11,128,713	11,128,475
CNH Equipment Trust Series 2016-B Class A2A (a)	1.31	10-15-2019	4,065,000	4,066,569
Cobalt Commercial Mortgage Trust Series 2007-C2 Class AMFX ±	5.53	4-15-2047	345,000	353,409
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	40,161	43,057
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.24	3-15-2029	5,400,000	5,298,494
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.37	6-19-2031	545,406	517,224

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.30%	6-19-2031	$110,219	$99,442
Credit Suisse Mortgage Trust Series 2006-C4 Class A3	5.47	9-15-2039	1,301,717	1,304,119
Credit Suisse Mortgage Trust Series 2006-C5 Class A3	5.31	12-15-2039	6,651,388	6,668,204
Credit Suisse Mortgage Trust Series 2007-C3 Class A4 ±	5.70	6-15-2039	526,266	535,731
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.42	1-25-2022	50,717	49,292
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	2.11	1-25-2021	11,648	11,653
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.56	9-25-2033	624,409	598,361
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.29	5-8-2031	8,414,680	8,322,774
GE Commercial Mortgage Corporation Series 2007-C1 Class A4	5.54	12-10-2049	3,566,000	3,639,006
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	5,836,372	5,914,471
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.43	7-15-2031	8,199,470	8,193,410
GS Mortgage Securities Trust Series 2016-ICE2 Class A 144A±	2.36	2-15-2033	4,550,000	4,560,709
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	58,817	58,702
Housing Securities Incorporated Series 1992-8 Class E ±	3.90	6-25-2024	79,216	79,042
John Deere Owner Trust Series 2016-A Class A2	1.15	10-15-2018	7,200,000	7,199,793
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	740,742	746,314
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	5-15-2047	3,185,866	3,219,373
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	854,706	867,307
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class AMFL ±	0.60	6-12-2047	7,820,000	7,549,519
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A4 ±	5.88	2-15-2051	635,000	652,183
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class A2	1.80	10-15-2045	458,208	459,687
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.35	6-15-2029	15,000,000	14,778,645
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.63	8-15-2027	10,000,000	9,942,411
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-CSMO Class A 144A±	1.68	1-15-2032	8,700,000	8,663,055
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.68	5-15-2028	8,813,923	8,728,258
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	2,901,293	2,947,515
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	6,692,423	6,819,438
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.76	10-25-2032	13,898	13,767
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	10,870,000	10,862,743
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	207,248	207,139
Morgan Stanley Capital I Trust Series 2007-IQ Class A4	5.81	12-12-2049	6,922,958	7,181,645
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	14,915.83	4-20-2021	2	224
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	614,138	614,161
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class APT	2.65	10-29-2020	843,567	843,811
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.48	4-25-2018	6,233	6,242
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	0.69	4-26-2021	7,645	7,381
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	3.08	11-25-2020	289,421	291,154
SCG Trust Series 2013-SRP1 Class A 144A±	1.83	11-15-2026	7,500,000	7,486,590
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.15	10-25-2024	45,406	46,371
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.97	2-25-2028	334,904	323,217
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	325,653	325,501
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.12	8-25-2032	134,807	130,188
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.12	8-25-2032	126,374	119,359

9

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00%	12-28-2037	$508,651	$498,385
Total Non-Agency Mortgage-Backed Securities (Cost $188,969,777)				187,963,388

Yankee Corporate Bonds and Notes : 16.04%
Consumer Discretionary : 0.56%
Media : 0.56%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	7,000,000	8,188,110

Consumer Staples : 2.39%
Beverages : 0.25%
Pernod Ricard SA 144A	2.95	1-15-2017	3,630,000	3,668,856

Food & Staples Retailing : 1.22%
Delhaize Group SA	6.50	6-15-2017	7,270,000	7,625,939
Tesco plc 144A	2.70	1-5-2017	10,100,000	10,127,684
				17,753,623

Tobacco : 0.92%
British American Tobacco International Finance plc 144A	1.85	6-15-2018	5,700,000	5,738,452
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,540,808
				13,279,260

Energy : 1.21%
Energy Equipment & Services : 0.20%
Noble Holding International Limited	2.50	3-15-2017	3,000,000	2,917,500

Oil, Gas & Consumable Fuels : 1.01%
TransCanada PipeLines Limited	1.63	11-9-2017	5,790,000	5,780,522
Transocean Incorporated	5.80	12-15-2016	8,765,000	8,830,738
				14,611,260

Financials : 9.79%
Banks : 3.48%
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	8,150,000	8,165,982
BPCE SA	1.61	7-25-2017	10,000,000	9,969,480
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,539,146
Lloyds Bank plc	2.00	8-17-2018	8,000,000	8,022,512
Shinhan Bank 144A±	1.28	4-8-2017	5,000,000	4,996,260
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	4,998,050
The Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.15	9-14-2018	3,000,000	3,018,141
				50,709,571

Capital Markets : 0.96%
BP Capital Markets plc	1.68	5-3-2019	7,000,000	6,996,619
Deutsche Bank AG	2.85	5-10-2019	7,000,000	7,003,213
				13,999,832

Diversified Financial Services : 3.12%
Abbey National Treasury Services plc	2.50	3-14-2019	7,250,000	7,368,944
AerCap Ireland Capital Limited	2.75	5-15-2017	9,130,000	9,130,000
Corporacion Andina De Fomento	2.00	5-10-2019	8,000,000	8,022,000
Credit Suisse New York	6.00	2-15-2018	7,500,000	7,928,055

10

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Shell International Finance BV		1.25%	11-10-2017	$7,000,000	$6,997,235
Shell International Finance BV		1.38	5-10-2019	4,000,000	3,976,452
Volkswagen International Finance NV 144A		2.13	11-20-2018	2,000,000	1,991,316
					45,414,002

Insurance : 1.19%
Allied World Assurance Company		7.50	8-1-2016	9,252,000	9,345,343
QBE Insurance Group Limited 144A		2.40	5-1-2018	7,960,000	7,999,036
					17,344,379

Real Estate Management & Development : 0.69%
Brookfield Asset Management Incorporated		5.80	4-25-2017	5,775,000	5,976,241
Korea Land & Housing Corporation 144A		1.88	8-2-2017	4,000,000	4,006,436
					9,982,677

Thrifts & Mortgage Finance : 0.35%
Korea Development Bank		3.25	9-20-2016	5,000,000	5,030,605

Health Care : 1.30%
Pharmaceuticals : 1.30%
Actavis Funding SCS		2.35	3-12-2018	8,265,000	8,331,426
Perrigo Company plc		1.30	11-8-2016	10,550,000	10,524,300
					18,855,726

Telecommunication Services : 0.79%
Diversified Telecommunication Services : 0.52%
Telefonica Emisiones SAU		6.42	6-20-2016	7,500,000	7,519,125

Wireless Telecommunication Services : 0.27%
America Movil SAB de CV ±		1.63	9-12-2016	4,000,000	4,003,924

Total Yankee Corporate Bonds and Notes (Cost $233,092,698)					233,278,450

		Yield		Shares
Short-Term Investments : 5.91%
Investment Companies : 5.78%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##		0.41		84,066,211	84,066,211

				Principal
U.S. Treasury Securities : 0.13%
U.S. Treasury Bill (z)#		0.30	6-16-2016	$1,950,000	1,949,877

Total Short-Term Investments (Cost $86,015,947)					86,016,088

Total investments in securities (Cost $1,458,126,734)*	100.32%				1,459,410,844
Other assets and liabilities, net	(0.32)				(4,659,664)

Total net assets	100.00%				$1,454,751,180

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

11

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(w)	The security is a structured note which generates income based on a coupon formula (-1,500* 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,458,126,734 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,822,056
Gross unrealized losses	(4,537,946)

Net unrealized gains	$1,284,110

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

12

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$131,505,029	$1,815,750	133,320,779
Asset-backed securities	0	208,388,345	0	208,388,345
Corporate bonds and notes	0	552,301,178	0	552,301,178
Municipal obligations	0	58,142,616	0	58,142,616
Non-agency mortgage-backed securities	0	187,963,388	0	187,963,388
Yankee corporate bonds and notes	0	233,278,450	0	233,278,450
Short-term investments
Investment companies	84,066,211	0	0	84,066,211
U.S. Treasury securities	1,949,877	0	0	1,949,877

	86,016,088	1,371,579,006	1,815,750	1,459,410,844
Futures contracts	11,328	0	0	11,328

Total assets	$86,027,416	$1,371,579,006	$1,815,750	$1,459,422,172

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2016	Unrealized gains
9-30-2016	JP Morgan	1,675 Short	2-Year U.S. Treasury Notes	$364,992,969	$87,850

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 88.16%
FDIC Series 2010-S2 Class 3A 144A±	1.14%	12-29-2045	$1,056,891	$1,059,152
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	37.78	12-15-2039	120,694	120,399
FHLMC ±	0.99	3-15-2024	757,232	753,104
FHLMC ±	1.03	4-1-2030	98,908	99,937
FHLMC ±	1.88	12-1-2017	5,402	5,443
FHLMC ±	1.88	5-1-2018	517	517
FHLMC ±	1.88	6-1-2018	4,875	4,905
FHLMC ±	1.88	9-1-2018	724	735
FHLMC ±	1.88	5-1-2019	4,743	4,748
FHLMC ±	1.91	1-1-2030	12,228	12,471
FHLMC ±	1.91	7-1-2030	175,707	183,175
FHLMC ±	1.91	9-1-2016	42	42
FHLMC ±	1.91	11-1-2016	11,643	11,684
FHLMC ±	1.91	7-1-2018	1,174	1,204
FHLMC ±	1.91	1-1-2019	4,585	4,627
FHLMC ±	1.91	2-1-2019	8,024	8,066
FHLMC ±	1.91	2-1-2035	261,530	273,406
FHLMC ±	1.92	2-1-2037	529,101	551,425
FHLMC ±	2.01	2-1-2037	14,461	14,963
FHLMC ±	2.03	3-1-2018	6,008	6,104
FHLMC ±	2.06	10-1-2030	12,739	13,218
FHLMC ±	2.08	6-1-2020	61,657	63,063
FHLMC ±	2.13	5-1-2028	288,948	302,558
FHLMC ±	2.16	8-1-2018	1,257	1,276
FHLMC ±	2.21	6-1-2035	3,150,195	3,315,356
FHLMC ±	2.22	1-1-2022	15,208	15,572
FHLMC ±	2.23	6-1-2024	9,353	9,387
FHLMC ±	2.25	11-1-2030	584,972	595,825
FHLMC ±	2.27	5-1-2020	562	563
FHLMC ±	2.27	10-1-2018	8,896	8,923
FHLMC ±	2.28	7-1-2034	9,784,818	10,223,205
FHLMC ±	2.29	7-1-2017	6,339	6,348
FHLMC ±	2.34	5-1-2035	926,989	984,385
FHLMC ±	2.35	3-1-2025	103,567	108,259
FHLMC ±	2.36	1-1-2023	43,966	46,703
FHLMC ±	2.36	11-1-2034	487,105	515,495
FHLMC ±	2.37	12-1-2035	841,292	887,961
FHLMC ±	2.39	6-1-2020	1,290	1,292
FHLMC ±	2.43	1-1-2030	23,102	24,010
FHLMC ±	2.44	7-1-2024	42,913	43,116
FHLMC ±	2.45	1-1-2037	2,441,016	2,546,016
FHLMC ±	2.46	6-1-2037	1,008,869	1,052,337
FHLMC ±	2.47	8-1-2033	387,962	411,756
FHLMC ±	2.47	10-1-2037	1,676,363	1,763,286
FHLMC ±	2.48	10-1-2033	61,860	62,533
FHLMC ±	2.48	5-1-2032	55,554	58,330
FHLMC ±	2.48	10-1-2033	501,142	529,576
FHLMC ±	2.49	5-1-2020	416	424
FHLMC ±	2.49	8-1-2033	2,199,906	2,320,503
FHLMC ±	2.50	10-1-2033	2,128,602	2,249,202
FHLMC ±	2.50	6-1-2019	65,952	67,427
FHLMC ±	2.50	6-1-2033	1,533,695	1,613,135
FHLMC ±	2.50	9-1-2033	362,553	383,025
FHLMC ±	2.50	7-1-2035	3,333,586	3,529,293
FHLMC ±	2.51	8-1-2034	1,542,408	1,635,572
FHLMC ±	2.51	12-1-2035	2,928,658	3,113,143
FHLMC ±	2.51	11-1-2035	1,644,854	1,736,084
FHLMC ±	2.52	5-1-2025	87,001	88,545
FHLMC ±	2.52	6-1-2035	2,488,933	2,657,493
FHLMC ±	2.53	6-1-2019	41,362	41,798
FHLMC ±	2.53	2-1-2036	1,861,028	1,969,891
FHLMC ±	2.53	12-1-2018	15,890	16,020

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.53%	12-1-2018	$12,321	$12,448
FHLMC ±	2.53	1-1-2024	6,590	6,599
FHLMC ±	2.53	2-1-2035	4,869,623	5,144,629
FHLMC ±	2.54	12-1-2034	738,988	780,903
FHLMC ±	2.54	5-1-2035	3,402,131	3,592,775
FHLMC ±	2.54	8-1-2036	3,336,903	3,496,387
FHLMC ±	2.54	10-1-2033	1,159,625	1,232,599
FHLMC ±	2.54	10-1-2035	2,108,104	2,232,196
FHLMC ±	2.55	4-1-2037	4,988,880	5,261,519
FHLMC ±	2.55	10-1-2034	1,620,299	1,714,132
FHLMC ±	2.55	5-1-2034	130,646	137,739
FHLMC ±	2.55	6-1-2035	641,912	677,818
FHLMC ±	2.55	11-1-2029	174,891	179,185
FHLMC ±	2.56	5-1-2033	260,094	275,895
FHLMC ±	2.56	10-1-2035	3,167,823	3,361,403
FHLMC ±	2.56	4-1-2036	870,482	921,489
FHLMC ±	2.56	1-1-2035	558,888	592,027
FHLMC ±	2.56	12-1-2033	1,093,810	1,159,953
FHLMC ±	2.57	8-1-2035	3,350,119	3,543,613
FHLMC ±	2.57	7-1-2034	205,975	215,661
FHLMC ±	2.57	2-1-2036	1,895,891	2,002,900
FHLMC ±	2.57	10-1-2036	746,915	788,973
FHLMC ±	2.57	3-1-2025	1,213,764	1,251,426
FHLMC ±	2.57	2-1-2036	1,262,024	1,332,902
FHLMC ±	2.57	5-1-2038	2,222,954	2,363,342
FHLMC ±	2.58	11-1-2035	615,909	652,945
FHLMC ±	2.58	11-1-2027	800,090	846,256
FHLMC ±	2.58	7-1-2031	1,994,224	2,093,082
FHLMC ±	2.58	10-1-2029	123,892	127,560
FHLMC ±	2.58	9-1-2033	936,439	998,075
FHLMC ±	2.58	5-1-2038	1,815,623	1,915,665
FHLMC ±	2.58	10-1-2036	1,067,752	1,110,729
FHLMC ±	2.59	5-1-2034	2,598,650	2,765,667
FHLMC ±	2.59	9-1-2035	6,031,920	6,376,324
FHLMC ±	2.59	6-1-2036	1,742,674	1,838,470
FHLMC ±	2.60	3-1-2036	1,159,507	1,222,768
FHLMC ±	2.60	7-1-2036	593,150	624,742
FHLMC ±	2.60	1-1-2037	339,069	358,817
FHLMC ±	2.60	7-1-2038	2,137,962	2,265,352
FHLMC ±	2.60	6-1-2033	635,573	669,355
FHLMC ±	2.60	8-1-2036	3,485,320	3,676,088
FHLMC ±	2.61	1-1-2036	2,439,847	2,577,023
FHLMC ±	2.61	1-1-2038	6,694,618	7,094,016
FHLMC ±	2.61	10-1-2034	2,623,927	2,793,164
FHLMC ±	2.61	1-1-2019	137	138
FHLMC ±	2.61	1-1-2035	507,005	536,321
FHLMC ±	2.61	6-1-2029	565,956	593,365
FHLMC ±	2.61	11-1-2036	1,649,750	1,742,030
FHLMC ±	2.62	1-1-2028	22,042	23,121
FHLMC ±	2.62	12-1-2036	1,002,889	1,057,903
FHLMC ±	2.62	7-1-2031	212,304	224,766
FHLMC ±	2.62	3-1-2037	621,805	658,332
FHLMC ±	2.62	1-1-2033	829,930	878,060
FHLMC ±	2.62	12-1-2032	3,835,914	4,065,544
FHLMC ±	2.62	2-1-2036	964,008	1,018,463
FHLMC ±	2.62	6-1-2037	7,042,142	7,446,724
FHLMC ±	2.62	7-1-2027	700,774	717,422
FHLMC ±	2.63	7-1-2019	1,206	1,210
FHLMC ±	2.63	1-1-2034	1,267,048	1,336,520
FHLMC ±	2.64	9-1-2030	356,872	374,650
FHLMC ±	2.64	11-1-2029	232,063	240,723
FHLMC ±	2.64	1-1-2037	3,723,709	3,933,253
FHLMC ±	2.64	4-1-2037	860,808	911,461
FHLMC ±	2.64	1-1-2037	1,886,455	1,990,158
FHLMC ±	2.65	8-1-2035	786,771	829,387

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.65%	4-1-2034	$3,808,769	$4,017,321
FHLMC ±	2.65	11-1-2035	1,762,025	1,857,369
FHLMC ±	2.65	6-1-2035	3,015,562	3,179,691
FHLMC ±	2.66	3-1-2027	144,693	148,188
FHLMC ±	2.66	1-1-2028	5,037	5,335
FHLMC ±	2.66	7-1-2038	1,046,687	1,107,077
FHLMC ±	2.66	10-1-2036	929,074	982,494
FHLMC ±	2.66	4-1-2037	2,551,759	2,698,128
FHLMC ±	2.67	5-1-2034	2,099,869	2,210,881
FHLMC ±	2.67	9-1-2035	2,283,517	2,414,905
FHLMC ±	2.67	9-1-2038	1,152,125	1,205,771
FHLMC ±	2.67	2-1-2036	1,327,903	1,399,851
FHLMC ±	2.68	6-1-2025	73,628	74,984
FHLMC ±	2.68	5-1-2037	407,706	432,150
FHLMC ±	2.68	7-1-2030	8,797	8,857
FHLMC ±	2.68	6-1-2035	203,705	214,748
FHLMC ±	2.68	8-1-2035	3,853,020	4,052,480
FHLMC ±	2.68	11-1-2036	1,634,415	1,716,873
FHLMC ±	2.68	10-1-2033	2,700,071	2,859,730
FHLMC ±	2.69	3-1-2037	2,327,001	2,463,673
FHLMC ±	2.69	11-1-2022	236,058	246,053
FHLMC ±	2.69	2-1-2034	2,835,829	2,998,974
FHLMC ±	2.69	7-1-2034	890,192	939,523
FHLMC ±	2.69	2-1-2034	1,106,406	1,167,284
FHLMC ±	2.70	9-1-2036	1,033,162	1,092,852
FHLMC ±	2.71	2-1-2034	914,427	973,614
FHLMC ±	2.71	2-1-2036	1,841,975	1,949,412
FHLMC ±	2.71	6-1-2028	171,936	177,885
FHLMC ±	2.71	2-1-2037	592,559	625,513
FHLMC ±	2.72	9-1-2030	8,180,073	8,649,418
FHLMC ±	2.72	5-1-2039	1,882,194	1,991,073
FHLMC ±	2.72	9-1-2029	996,556	1,052,481
FHLMC ±	2.72	6-1-2036	3,730,452	3,944,558
FHLMC ±	2.73	10-1-2025	37,208	37,487
FHLMC ±	2.73	4-1-2035	4,569,311	4,829,280
FHLMC ±	2.73	6-1-2035	1,691,392	1,785,150
FHLMC ±	2.73	6-1-2035	2,697,709	2,862,017
FHLMC ±	2.73	2-1-2035	1,436,825	1,528,281
FHLMC ±	2.73	2-1-2034	893,155	949,909
FHLMC ±	2.73	4-1-2034	760,730	805,895
FHLMC ±	2.73	4-1-2038	2,453,516	2,597,341
FHLMC ±	2.73	4-1-2023	313,174	319,373
FHLMC ±	2.74	12-1-2034	4,612,826	4,881,607
FHLMC ±	2.74	8-1-2027	8,097	8,222
FHLMC ±	2.74	2-1-2031	965,689	1,013,383
FHLMC ±	2.74	6-1-2035	677,692	714,674
FHLMC ±	2.74	4-1-2036	2,893,049	3,048,272
FHLMC ±	2.74	7-1-2034	2,128,656	2,253,563
FHLMC ±	2.75	9-1-2032	2,299,151	2,419,347
FHLMC ±	2.75	5-1-2034	462,400	490,358
FHLMC ±	2.75	12-1-2032	736,323	783,091
FHLMC ±	2.76	1-1-2036	965,770	1,021,963
FHLMC ±	2.76	6-1-2026	1,235,185	1,290,217
FHLMC ±	2.77	5-1-2037	3,387,174	3,573,924
FHLMC ±	2.77	6-1-2030	400,860	420,266
FHLMC ±	2.77	4-1-2035	1,327,408	1,401,375
FHLMC ±	2.77	4-1-2019	4,635	4,674
FHLMC ±	2.77	9-1-2038	1,122,979	1,188,936
FHLMC ±	2.78	6-1-2022	152	153
FHLMC ±	2.78	2-1-2036	208,643	220,862
FHLMC ±	2.79	10-1-2030	2,290,525	2,415,209
FHLMC ±	2.79	8-1-2035	156,383	161,068
FHLMC ±	2.80	7-1-2037	867,151	920,649

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.80%	9-1-2031	$77,192	$78,613
FHLMC ±	2.80	4-1-2038	6,308,273	6,677,130
FHLMC ±	2.81	1-1-2037	1,452,668	1,543,946
FHLMC ±	2.82	9-1-2033	1,288,245	1,362,429
FHLMC ±	2.83	9-1-2029	150,432	154,191
FHLMC ±	2.83	3-1-2034	1,023,914	1,081,570
FHLMC ±	2.83	4-1-2035	3,667,320	3,872,187
FHLMC ±	2.84	5-1-2035	474,624	505,872
FHLMC ±	2.84	4-1-2038	1,964,932	2,078,318
FHLMC ±	2.85	6-1-2030	72,403	74,102
FHLMC ±	2.85	4-1-2034	745,806	782,611
FHLMC ±	2.85	11-1-2018	4,882	4,889
FHLMC ±	2.85	11-1-2032	128,924	132,070
FHLMC ±	2.86	4-1-2038	2,175,155	2,299,096
FHLMC ±	2.86	8-1-2029	123,212	125,809
FHLMC ±	2.86	4-1-2034	1,069,289	1,128,534
FHLMC ±	2.87	7-1-2029	80,650	84,409
FHLMC ±	2.87	4-1-2034	3,938,066	4,160,835
FHLMC ±	2.88	8-1-2019	13,259	13,326
FHLMC ±	2.88	11-1-2029	957,688	1,013,789
FHLMC ±	2.88	4-1-2035	473,458	500,361
FHLMC ±	2.88	7-1-2018	16,445	16,562
FHLMC ±	2.88	4-1-2037	3,422,740	3,613,870
FHLMC ±	2.88	3-1-2034	1,139,114	1,205,722
FHLMC ±	2.89	4-1-2032	102,864	105,939
FHLMC ±	2.91	2-1-2018	1,626	1,639
FHLMC ±	2.91	5-1-2037	450,254	480,755
FHLMC ±	2.92	6-1-2035	2,378,035	2,534,248
FHLMC ±	2.93	2-1-2029	237,064	245,568
FHLMC ±	2.93	4-1-2020	1,454	1,457
FHLMC ±	2.93	7-1-2036	879,086	928,836
FHLMC ±	2.96	8-1-2030	4,843,333	5,138,384
FHLMC ±	2.96	10-1-2025	90,356	92,550
FHLMC ±	2.97	4-1-2035	1,974,627	2,099,367
FHLMC ±	2.99	5-1-2023	71,960	73,019
FHLMC ±	2.99	4-1-2037	782,298	827,920
FHLMC ±	3.00	5-1-2028	273,403	285,647
FHLMC ±	3.01	11-1-2026	199,776	207,456
FHLMC ±	3.01	4-1-2037	1,897,024	2,007,541
FHLMC ±	3.02	10-1-2024	165,982	174,756
FHLMC ±	3.02	2-1-2030	58,369	59,291
FHLMC ±	3.02	8-1-2029	120,819	125,537
FHLMC ±	3.03	3-1-2032	1,141,196	1,210,017
FHLMC ±	3.03	2-1-2024	25,369	25,516
FHLMC ±	3.05	4-1-2029	142,540	145,570
FHLMC ±	3.06	9-1-2030	162,508	166,792
FHLMC ±	3.06	2-1-2027	164,759	166,571
FHLMC ±	3.07	6-1-2021	77,359	79,042
FHLMC ±	3.08	12-1-2025	169,075	175,825
FHLMC ±	3.08	11-1-2029	128,820	133,905
FHLMC ±	3.09	6-1-2030	117,207	120,321
FHLMC ±	3.15	6-1-2032	241,405	247,893
FHLMC ±	3.25	5-1-2031	153,911	162,594
FHLMC ±	3.38	5-1-2032	254,511	263,461
FHLMC ±	3.47	7-1-2028	37,875	38,218
FHLMC ±	3.52	6-1-2035	1,444,252	1,523,492
FHLMC ±	3.53	12-1-2025	544,345	575,572
FHLMC ±	3.70	8-1-2029	10,484	10,482
FHLMC ±	3.85	4-1-2023	82,255	83,703
FHLMC ±	3.87	11-1-2026	133,980	139,185
FHLMC	4.00	12-15-2023	85,065	86,688
FHLMC ±	4.27	2-1-2021	27,641	28,090
FHLMC ±	4.72	8-1-2027	72,301	71,677
FHLMC	5.00	10-1-2022	18,435	19,655
FHLMC ±	5.51	8-1-2024	407,515	427,589

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.50%	4-1-2018	$40,161	$45,133
FHLMC	7.00	9-1-2035	69,481	71,676
FHLMC	8.50	5-1-2020	26,336	26,624
FHLMC Series 0020 Class F ±	1.39	7-1-2029	21,354	21,778
FHLMC Series 1671 Class QA ±	1.63	2-15-2024	590,190	604,515
FHLMC Series 1686 Class FE ±	1.78	2-15-2024	33,814	34,597
FHLMC Series 1730 Class FA ±	1.24	5-15-2024	219,339	214,189
FHLMC Series 2315 Class FW ±	0.98	4-15-2027	133,141	134,889
FHLMC Series 2391 Class EF ±	0.93	6-15-2031	111,620	113,015
FHLMC Series 2454 Class SL ±(c)	7.57	3-15-2032	234,868	57,402
FHLMC Series 2461 Class FI ±	0.93	4-15-2028	159,080	161,070
FHLMC Series 2464 Class FE ±	1.43	3-15-2032	153,081	157,372
FHLMC Series 2466 Class FV ±	0.98	3-15-2032	282,961	287,011
FHLMC Series 2538 Class F ±	1.03	12-15-2032	657,816	666,984
FHLMC Series 3001 Class EA ±	0.78	3-15-2035	148,204	148,459
FHLMC Series 3335 Class FT ±	0.58	8-15-2019	262,383	261,903
FHLMC Series 3436 Class A ±	2.40	11-15-2036	1,362,275	1,435,208
FHLMC Series T-15 Class A6 ±	0.84	11-25-2028	701,122	698,485
FHLMC Series T-16 Class A ±	0.80	6-25-2029	1,806,472	1,829,703
FHLMC Series T-20 Class A7 ±	0.75	12-25-2029	3,193,144	3,129,310
FHLMC Series T-21 Class A ±	0.81	10-25-2029	1,759,467	1,743,816
FHLMC Series T-23 Class A ±	0.73	5-25-2030	2,055,826	2,032,545
FHLMC Series T-27 Class A ±	0.75	10-25-2030	1,326,165	1,315,341
FHLMC Series T-30 Class A7 ±	0.81	12-25-2030	1,404,686	1,357,674
FHLMC Series T-35 Class A ±	0.73	9-25-2031	4,052,670	4,005,531
FHLMC Series T-36 Class A ±	0.75	1-25-2032	461,033	458,038
FHLMC Series T-48 Class 2A ±	3.42	7-25-2033	2,861,111	3,077,687
FHLMC Series T-54 Class 4A ±	3.18	2-25-2043	1,967,111	2,073,685
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	87,096	96,898
FHLMC Series T-56 Class 3AF ±	1.45	5-25-2043	1,291,846	1,324,675
FHLMC Series T-62 Class 1A1 ±	1.58	10-25-2044	5,222,899	5,302,979
FHLMC Series T-63 Class 1A1 ±	1.58	2-25-2045	4,667,313	4,693,030
FHLMC Series T-66 Class 2A1 ±	3.04	1-25-2036	3,050,325	3,163,558
FHLMC Series T-67 Class 1A1C ±	3.06	3-25-2036	9,944,647	10,570,252
FHLMC Series T-67 Class 2A1C ±	3.00	3-25-2036	6,135,039	6,419,105
FHLMC Series T-75 Class A1 ±	0.49	12-25-2036	3,496,394	3,473,009
FNMA ±	1.58	1-1-2021	2,476	2,539
FNMA ±	1.60	1-1-2021	2,592	2,654
FNMA ±	1.69	6-1-2021	40,755	42,425
FNMA ±	1.73	1-1-2017	103	103
FNMA ±	1.75	12-1-2016	195	195
FNMA ±	1.75	7-1-2017	207	207
FNMA ±	1.75	12-1-2020	19,253	19,291
FNMA ±	1.77	8-1-2032	249,748	250,811
FNMA ±	1.77	8-1-2033	1,546,563	1,604,643
FNMA ±	1.78	12-1-2030	143,529	145,653
FNMA ±	1.87	8-1-2033	3,784	3,867
FNMA ±	1.88	7-1-2017	700	703
FNMA ±	1.88	8-1-2017	366	369
FNMA ±	1.88	3-1-2021	438	444
FNMA ±	1.88	3-1-2030	13,205	13,253
FNMA ±	1.89	8-1-2030	1,877,827	1,933,726
FNMA ±	1.90	11-1-2024	6,843	7,034
FNMA ±	1.91	3-1-2033	195,015	203,274
FNMA ±	1.91	4-1-2021	49,098	51,324
FNMA ±	1.91	10-1-2017	13,433	13,786
FNMA ±	1.91	1-1-2018	19,832	19,855
FNMA ±	1.91	11-1-2023	35,543	36,325
FNMA ±	1.92	4-1-2042	3,236,690	3,414,873
FNMA ±	1.92	10-1-2044	1,510,883	1,596,019
FNMA ±	1.93	4-1-2019	2,697	2,721
FNMA ±	1.93	1-1-2035	1,259,515	1,313,702
FNMA ±	1.94	8-1-2033	294,520	307,186

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	1.95%	9-1-2032	$60,317	$60,428
FNMA ±	1.97	12-1-2017	33,465	33,786
FNMA ±	1.99	4-1-2018	1,833	1,850
FNMA ±	1.99	1-1-2035	120,694	127,271
FNMA ±	1.99	1-1-2032	268,764	280,434
FNMA ±	2.00	12-1-2031	23,148	23,164
FNMA ±	2.01	8-1-2032	151,120	155,116
FNMA ±	2.05	12-1-2022	11,067	11,162
FNMA ±	2.07	1-1-2038	364,793	372,437
FNMA ±	2.07	6-1-2031	300,641	310,679
FNMA ±	2.08	5-1-2029	285,870	299,786
FNMA ±	2.10	4-1-2038	973,046	1,028,354
FNMA ±	2.11	12-1-2031	138,011	140,842
FNMA ±	2.11	1-1-2035	3,016,323	3,155,238
FNMA ±	2.12	5-1-2018	3,322	3,326
FNMA ±	2.13	2-1-2018	2,502	2,532
FNMA ±	2.13	5-1-2019	87	87
FNMA ±	2.13	6-1-2019	378	378
FNMA ±	2.13	1-1-2022	9,697	9,708
FNMA ±	2.13	8-1-2031	145,871	149,526
FNMA ±	2.13	8-1-2031	67,714	71,015
FNMA ±	2.15	9-1-2031	226,373	233,993
FNMA ±	2.16	2-1-2033	453,725	477,427
FNMA ±	2.17	8-1-2031	130,931	134,303
FNMA ±	2.17	7-1-2020	8,333	8,584
FNMA ±	2.18	9-1-2037	3,271,490	3,340,646
FNMA ±	2.19	4-1-2033	503,530	529,597
FNMA ±	2.19	11-1-2017	13,790	13,842
FNMA ±	2.19	6-1-2035	1,053,622	1,099,724
FNMA ±	2.20	12-1-2031	258,513	269,923
FNMA ±	2.21	8-1-2017	87,544	87,340
FNMA ±	2.21	10-1-2037	1,628,075	1,687,938
FNMA ±	2.22	4-1-2024	3,078,517	3,111,685
FNMA ±	2.22	2-1-2033	221,896	230,978
FNMA ±	2.24	12-1-2024	75,824	76,168
FNMA ±	2.25	5-1-2017	15,978	16,006
FNMA ±	2.25	1-1-2019	54,568	55,086
FNMA ±	2.25	2-1-2020	4,840	4,852
FNMA ±	2.26	1-1-2036	434,948	456,485
FNMA ±	2.27	10-1-2035	7,870,823	8,210,517
FNMA ±	2.28	3-1-2034	414,201	439,335
FNMA ±	2.28	11-1-2017	37,837	38,309
FNMA ±	2.28	9-1-2035	2,804,441	2,965,267
FNMA ±	2.28	5-1-2018	114	114
FNMA ±	2.30	11-1-2035	55,279	57,684
FNMA ±	2.30	12-1-2035	5,230,867	5,445,456
FNMA ±	2.30	7-1-2038	1,187,058	1,236,100
FNMA ±	2.31	12-1-2023	9,499	9,527
FNMA ±	2.32	11-1-2035	1,573,781	1,649,290
FNMA ±	2.33	1-1-2036	3,813,349	3,982,000
FNMA ±	2.33	7-1-2018	507	510
FNMA ±	2.34	7-1-2035	2,012,621	2,106,040
FNMA ±	2.37	8-1-2026	90,781	93,397
FNMA ±	2.37	11-1-2035	330,896	344,932
FNMA ±	2.38	1-1-2018	155,965	160,303
FNMA ±	2.38	1-1-2027	33,666	34,038
FNMA ±	2.39	3-1-2033	438,589	458,995
FNMA ±	2.39	3-1-2034	556,419	582,539
FNMA ±	2.39	10-1-2018	45,006	46,328
FNMA ±	2.39	9-1-2036	1,493,429	1,578,851
FNMA ±	2.39	11-1-2035	1,902,690	1,990,627
FNMA ±	2.40	11-1-2020	501,596	503,439
FNMA ±	2.40	9-1-2030	757,977	774,090
FNMA ±	2.40	2-1-2033	643,978	678,723
FNMA ±	2.40	5-1-2018	13,995	14,119

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.40%	10-1-2035	$734,160	$767,652
FNMA ±	2.41	11-1-2022	53,355	53,599
FNMA ±	2.41	12-1-2028	6,071	6,113
FNMA ±	2.41	1-1-2036	412,123	435,294
FNMA ±	2.42	12-1-2033	1,327,163	1,412,412
FNMA ±	2.42	7-1-2035	1,270,415	1,324,055
FNMA ±	2.43	12-1-2024	31,428	31,657
FNMA ±	2.43	6-1-2032	42,833	43,077
FNMA ±	2.43	6-1-2032	77,128	78,086
FNMA ±	2.43	10-1-2025	120,142	123,795
FNMA ±	2.43	7-1-2035	3,031,770	3,226,567
FNMA ±	2.43	6-1-2034	856,019	900,212
FNMA ±	2.43	7-1-2035	542,469	566,843
FNMA ±	2.43	12-1-2032	987,574	1,031,893
FNMA ±	2.44	10-1-2033	599,234	634,577
FNMA ±	2.44	8-1-2033	1,689,324	1,787,136
FNMA ±	2.44	7-1-2035	1,235,642	1,304,605
FNMA ±	2.44	11-1-2027	31,964	32,398
FNMA ±	2.44	6-1-2018	5,626	5,633
FNMA ±	2.44	6-1-2035	2,409,046	2,534,322
FNMA ±	2.45	3-1-2030	20,848	20,960
FNMA ±	2.45	6-1-2017	6,695	6,708
FNMA ±	2.45	1-1-2035	551,138	580,720
FNMA ±	2.46	9-1-2035	1,830,229	1,936,228
FNMA ±	2.46	6-1-2033	749,004	787,774
FNMA ±	2.46	4-1-2018	129,384	132,616
FNMA ±	2.46	8-1-2035	2,801,182	2,968,686
FNMA ±	2.46	8-1-2025	41,920	42,969
FNMA ±	2.46	9-1-2035	372,360	390,847
FNMA ±	2.46	7-1-2033	114,477	120,231
FNMA ±	2.46	7-1-2035	1,684,081	1,759,272
FNMA ±	2.46	9-1-2036	799,440	847,768
FNMA ±	2.46	5-1-2035	1,173,916	1,236,516
FNMA ±	2.47	5-1-2034	921,361	967,275
FNMA ±	2.47	5-1-2028	50,645	51,193
FNMA ±	2.47	11-1-2038	1,145,408	1,212,635
FNMA ±	2.47	8-1-2031	123,481	126,674
FNMA ±	2.47	4-1-2037	3,398,287	3,587,083
FNMA ±	2.47	7-1-2035	1,662,558	1,757,756
FNMA ±	2.47	7-1-2035	539,827	572,002
FNMA ±	2.48	5-1-2038	4,577,928	4,839,436
FNMA ±	2.48	1-1-2036	1,406,060	1,488,648
FNMA ±	2.48	10-1-2024	242,599	251,880
FNMA ±	2.48	4-1-2035	3,313,251	3,493,675
FNMA ±	2.48	1-1-2036	120,304	125,449
FNMA ±	2.48	5-1-2034	963,790	1,018,920
FNMA ±	2.48	11-1-2034	870,872	912,265
FNMA ±	2.48	9-1-2019	40,544	40,869
FNMA ±	2.48	10-1-2035	306,303	323,720
FNMA ±	2.48	11-1-2035	1,120,845	1,183,266
FNMA ±	2.48	9-1-2034	4,220,536	4,455,969
FNMA ±	2.49	1-1-2034	2,924,133	3,094,790
FNMA ±	2.49	6-1-2035	534,678	565,776
FNMA ±	2.49	4-1-2040	278,526	294,117
FNMA ±	2.49	8-1-2035	469,312	485,624
FNMA ±	2.49	7-1-2036	3,707,408	3,911,471
FNMA ±	2.49	1-1-2040	513,879	540,143
FNMA ±	2.49	6-1-2035	365,279	386,351
FNMA ±	2.49	12-1-2037	3,497,346	3,701,504
FNMA ±	2.50	7-1-2018	131,020	134,322
FNMA ±	2.50	6-1-2035	1,833,056	1,940,818
FNMA ±	2.50	12-1-2033	2,113,552	2,213,396
FNMA ±	2.50	5-1-2017	16,505	16,699

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.50%	7-1-2017	$19,752	$19,769
FNMA ±	2.50	10-1-2027	718,070	756,645
FNMA ±	2.50	4-1-2030	11,648	12,228
FNMA ±	2.51	9-1-2032	6,201,385	6,535,710
FNMA ±	2.51	10-1-2024	4,947	5,100
FNMA ±	2.51	9-1-2032	68,202	69,886
FNMA ±	2.51	7-1-2038	6,097,124	6,453,922
FNMA ±	2.51	9-1-2036	1,232,660	1,301,091
FNMA ±	2.51	6-1-2026	77,598	79,970
FNMA ±	2.51	12-1-2034	1,521,175	1,607,089
FNMA ±	2.51	6-1-2027	1,279	1,321
FNMA ±	2.51	1-1-2037	7,718,758	8,148,643
FNMA ±	2.52	6-1-2032	68,187	68,719
FNMA ±	2.52	9-1-2035	2,458,976	2,591,602
FNMA ±	2.52	1-1-2037	3,774,858	3,958,868
FNMA ±	2.52	1-1-2037	2,958,966	3,120,069
FNMA ±	2.52	7-1-2017	43,408	43,629
FNMA ±	2.52	4-1-2030	108,536	111,194
FNMA ±	2.53	6-1-2036	679,441	715,472
FNMA ±	2.53	7-1-2038	2,321,642	2,454,680
FNMA ±	2.53	12-1-2035	620,151	655,295
FNMA ±	2.53	9-1-2037	1,142,519	1,211,885
FNMA ±	2.53	5-1-2039	3,289,048	3,472,543
FNMA ±	2.53	9-1-2035	6,569,661	6,939,364
FNMA ±	2.53	6-1-2036	543,387	572,012
FNMA ±	2.53	10-1-2017	683	684
FNMA ±	2.53	1-1-2033	3,738,813	3,948,234
FNMA ±	2.54	6-1-2036	2,346,137	2,473,566
FNMA ±	2.54	10-1-2035	2,415,455	2,525,003
FNMA ±	2.54	5-1-2036	2,358,292	2,482,873
FNMA ±	2.54	7-1-2025	3,962	4,173
FNMA ±	2.54	12-1-2030	77,186	79,160
FNMA ±	2.54	9-1-2034	1,855,776	1,953,273
FNMA ±	2.54	6-1-2037	1,460,501	1,552,733
FNMA ±	2.54	12-1-2039	233,461	243,262
FNMA ±	2.54	11-1-2035	2,073,810	2,190,628
FNMA ±	2.54	10-1-2036	1,273,503	1,344,670
FNMA ±	2.54	7-1-2039	4,679,317	4,948,590
FNMA ±	2.55	6-1-2035	1,440,385	1,518,510
FNMA ±	2.55	8-1-2035	3,071,707	3,257,711
FNMA ±	2.55	3-1-2035	4,326,309	4,573,422
FNMA ±	2.55	10-1-2036	4,063,366	4,299,476
FNMA ±	2.55	11-1-2036	3,881,427	4,100,528
FNMA ±	2.55	12-1-2040	1,506,203	1,591,616
FNMA ±	2.55	7-1-2033	1,216,085	1,299,666
FNMA ±	2.55	2-1-2036	1,070,521	1,129,305
FNMA ±	2.56	1-1-2038	1,404,868	1,490,788
FNMA ±	2.56	9-1-2038	1,417,354	1,495,486
FNMA ±	2.56	12-1-2040	4,871,287	5,144,198
FNMA ±	2.56	4-1-2018	190,161	194,240
FNMA ±	2.56	8-1-2036	2,931,645	3,105,209
FNMA ±	2.56	12-1-2032	949,438	1,006,005
FNMA ±	2.56	1-1-2035	5,217,377	5,507,650
FNMA ±	2.56	1-1-2037	1,911,057	2,018,800
FNMA ±	2.56	6-1-2027	101,312	103,635
FNMA ±	2.57	10-1-2034	1,302,027	1,380,917
FNMA ±	2.57	2-1-2034	2,715,401	2,876,888
FNMA ±	2.57	1-1-2035	2,912,782	3,070,031
FNMA ±	2.57	6-1-2032	35,143	35,512
FNMA ±	2.57	10-1-2034	629,423	668,752
FNMA ±	2.57	6-1-2034	3,169,808	3,344,226
FNMA ±	2.57	9-1-2030	162,624	166,973
FNMA ±	2.57	5-1-2033	3,035,459	3,223,889
FNMA ±	2.57	1-1-2037	1,719,463	1,821,417
FNMA ±	2.57	12-1-2037	4,056,615	4,296,604

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.57%	12-1-2034	$1,780,901	$1,886,029
FNMA ±	2.57	5-1-2035	2,289,615	2,420,027
FNMA ±	2.58	5-1-2028	141,087	150,412
FNMA ±	2.58	3-1-2038	2,793,677	2,953,625
FNMA ±	2.58	5-1-2033	498,737	524,157
FNMA ±	2.58	7-1-2037	787,880	830,476
FNMA ±	2.58	9-1-2028	102,610	105,082
FNMA ±	2.58	1-1-2028	7,282	7,338
FNMA ±	2.58	5-1-2036	4,506,775	4,762,531
FNMA ±	2.58	11-1-2024	118,835	123,780
FNMA ±	2.58	7-1-2029	688,434	730,023
FNMA ±	2.58	4-1-2024	59,296	59,833
FNMA ±	2.58	1-1-2037	4,009,719	4,274,828
FNMA ±	2.59	9-1-2035	1,040,892	1,100,226
FNMA ±	2.59	8-1-2037	4,392,618	4,653,100
FNMA ±	2.59	1-1-2035	827,511	874,335
FNMA ±	2.59	6-1-2036	3,468,030	3,617,673
FNMA ±	2.59	12-1-2040	529,662	559,133
FNMA ±	2.59	9-1-2021	65,679	66,424
FNMA ±	2.59	12-1-2036	844,297	891,810
FNMA ±	2.59	2-1-2033	251,199	258,153
FNMA ±	2.59	4-1-2038	1,692,046	1,786,729
FNMA ±	2.59	5-1-2033	830,393	870,899
FNMA ±	2.59	2-1-2036	4,843,389	5,091,896
FNMA ±	2.59	2-1-2038	3,830,167	4,060,471
FNMA ±	2.60	3-1-2037	709,549	749,357
FNMA ±	2.60	6-1-2030	59,219	60,735
FNMA ±	2.60	9-1-2033	56,443	56,872
FNMA ±	2.60	8-1-2036	4,287,212	4,530,579
FNMA ±	2.60	1-1-2027	700,933	717,769
FNMA ±	2.60	5-1-2036	1,625,686	1,716,266
FNMA ±	2.61	2-1-2035	375,545	396,372
FNMA ±	2.61	10-1-2029	85,290	87,026
FNMA ±	2.62	1-1-2021	279,615	289,904
FNMA ±	2.62	10-1-2024	50,354	50,620
FNMA ±	2.62	12-1-2025	20,486	20,749
FNMA ±	2.62	1-1-2029	491,640	512,472
FNMA ±	2.62	11-1-2037	1,179,470	1,245,887
FNMA ±	2.62	7-1-2035	1,084,254	1,143,666
FNMA ±	2.62	4-1-2024	21,314	22,093
FNMA ±	2.62	9-1-2039	5,237,165	5,528,057
FNMA ±	2.62	3-1-2031	38,856	39,056
FNMA ±	2.62	4-1-2035	1,821,223	1,934,086
FNMA ±	2.62	4-1-2033	943,987	996,601
FNMA ±	2.62	12-1-2033	1,653,545	1,756,679
FNMA ±	2.62	7-1-2035	1,898,607	2,012,464
FNMA ±	2.62	8-1-2039	4,498,774	4,754,503
FNMA ±	2.62	8-1-2026	606,642	645,826
FNMA ±	2.63	1-1-2035	1,315,583	1,384,597
FNMA ±	2.63	7-1-2040	3,184,057	3,357,654
FNMA ±	2.63	7-1-2036	4,489,819	4,733,146
FNMA ±	2.64	2-1-2038	1,089,655	1,148,886
FNMA ±	2.64	9-1-2037	871,906	930,304
FNMA ±	2.64	5-1-2033	1,162,623	1,220,634
FNMA ±	2.64	11-1-2038	1,393,753	1,461,678
FNMA ±	2.64	9-1-2022	253,864	260,636
FNMA ±	2.64	6-1-2033	306,778	319,238
FNMA ±	2.65	11-1-2024	40,099	40,324
FNMA ±	2.65	10-1-2035	1,440,602	1,519,761
FNMA ±	2.65	12-1-2040	4,100,130	4,326,547
FNMA ±	2.65	1-1-2038	5,920,354	6,259,101
FNMA ±	2.65	12-1-2040	2,496,049	2,625,770
FNMA ±	2.65	11-1-2034	754,087	797,161

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.65%	1-1-2037	$1,478,553	$1,565,139
FNMA ±	2.65	10-1-2034	599,367	645,332
FNMA ±	2.65	2-1-2038	5,515,406	5,813,722
FNMA ±	2.66	9-1-2036	723,244	764,952
FNMA ±	2.66	5-1-2036	2,640,224	2,795,821
FNMA ±	2.66	12-1-2035	4,608,962	4,862,455
FNMA ±	2.66	8-1-2034	3,215,035	3,410,177
FNMA ±	2.66	5-1-2034	704,843	746,075
FNMA ±	2.66	7-1-2027	282,957	294,165
FNMA ±	2.67	7-1-2028	224	234
FNMA ±	2.67	9-1-2026	97,693	100,488
FNMA ±	2.67	6-1-2034	3,905,754	4,117,697
FNMA ±	2.67	12-1-2034	1,233,919	1,304,597
FNMA ±	2.67	9-1-2035	705,489	749,527
FNMA ±	2.68	1-1-2035	358,308	378,256
FNMA ±	2.68	10-1-2036	1,086,752	1,148,558
FNMA ±	2.68	10-1-2018	116,318	119,833
FNMA ±	2.68	12-1-2035	5,997,532	6,357,736
FNMA ±	2.69	8-1-2035	1,279,749	1,351,616
FNMA ±	2.69	4-1-2036	1,408,781	1,493,466
FNMA ±	2.69	5-1-2025	44,048	44,414
FNMA ±	2.69	5-1-2035	372,221	392,026
FNMA ±	2.69	5-1-2039	3,753,383	3,953,569
FNMA ±	2.70	12-1-2046	1,112,614	1,181,438
FNMA ±	2.70	1-1-2033	1,715,130	1,816,382
FNMA ±	2.71	1-1-2033	101,298	103,566
FNMA ±	2.71	5-1-2037	2,815,935	2,970,216
FNMA ±	2.71	12-1-2040	5,294,221	5,587,926
FNMA ±	2.71	4-1-2033	1,126,475	1,186,825
FNMA ±	2.71	9-1-2033	663,832	709,438
FNMA ±	2.71	7-1-2036	3,500,724	3,713,657
FNMA ±	2.71	7-1-2028	899,784	934,172
FNMA ±	2.72	4-1-2030	17,169	17,262
FNMA ±	2.72	6-1-2040	1,058,394	1,114,039
FNMA ±	2.72	6-1-2027	85,682	87,129
FNMA ±	2.72	4-1-2033	414,764	436,640
FNMA ±	2.72	3-1-2033	1,633,907	1,726,477
FNMA ±	2.72	5-1-2037	1,746,266	1,851,723
FNMA ±	2.73	9-1-2033	60,055	60,516
FNMA ±	2.73	6-1-2041	897,714	943,757
FNMA ±	2.73	2-1-2036	8,286,968	8,646,435
FNMA ±	2.73	7-1-2037	790,183	834,902
FNMA ±	2.73	2-1-2037	3,616,420	3,832,945
FNMA ±	2.73	1-1-2031	543,399	574,800
FNMA ±	2.73	5-1-2033	980,751	1,034,547
FNMA ±	2.73	12-1-2035	2,625,850	2,779,674
FNMA ±	2.74	4-1-2034	1,180,750	1,246,840
FNMA ±	2.74	5-1-2033	4,584,045	4,887,586
FNMA ±	2.74	4-1-2020	1,496,966	1,507,987
FNMA ±	2.74	12-1-2030	815,881	861,297
FNMA ±	2.75	9-1-2017	133,429	134,002
FNMA ±	2.75	4-1-2035	2,375,856	2,512,088
FNMA ±	2.75	7-1-2027	27,454	27,639
FNMA ±	2.75	9-1-2030	848,391	907,794
FNMA ±	2.75	6-1-2018	237	239
FNMA ±	2.75	2-1-2019	1,241	1,247
FNMA ±	2.75	6-1-2025	7,986	8,029
FNMA ±	2.75	8-1-2040	978,589	1,025,539
FNMA ±	2.76	5-1-2018	181,918	181,479
FNMA ±	2.76	10-1-2018	45,231	45,485
FNMA ±	2.76	7-1-2030	940,935	998,324
FNMA ±	2.76	5-1-2036	632,876	677,081
FNMA ±	2.77	10-1-2025	8,021	8,080
FNMA ±	2.78	7-1-2024	13,276	13,342
FNMA ±	2.78	5-1-2035	992,970	1,043,326

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.78%	4-1-2033	$1,405,445	$1,485,353
FNMA ±	2.79	5-1-2033	308,740	326,297
FNMA ±	2.79	7-1-2020	1,033,647	1,033,261
FNMA ±	2.79	9-1-2033	987,823	1,039,925
FNMA ±	2.79	9-1-2019	2,712	2,731
FNMA ±	2.79	9-1-2035	115,850	122,803
FNMA ±	2.80	1-1-2025	59,327	60,147
FNMA ±	2.81	1-1-2019	1,744	1,748
FNMA ±	2.81	8-1-2018	38,201	38,730
FNMA ±	2.81	7-1-2019	617	625
FNMA ±	2.81	9-1-2030	562,602	599,176
FNMA ±	2.81	5-1-2035	1,879,359	1,988,023
FNMA ±	2.82	4-1-2033	927,132	969,520
FNMA ±	2.82	7-1-2020	76,280	77,327
FNMA ±	2.82	12-1-2021	42,983	43,833
FNMA ±	2.82	7-1-2037	2,761,867	2,920,324
FNMA ±	2.83	3-1-2032	130,059	133,804
FNMA ±	2.83	3-1-2037	4,579,239	4,833,094
FNMA ±	2.83	1-1-2032	102,960	106,063
FNMA ±	2.84	8-1-2035	1,310,880	1,393,902
FNMA ±	2.84	1-1-2029	9,457	9,699
FNMA ±	2.84	3-1-2035	1,139,314	1,204,979
FNMA ±	2.85	2-1-2028	43,069	43,548
FNMA ±	2.85	3-1-2019	216,655	225,458
FNMA ±	2.86	9-1-2030	726,209	767,755
FNMA ±	2.86	4-1-2036	4,634,022	4,953,327
FNMA ±	2.86	7-1-2039	2,433,073	2,643,910
FNMA ±	2.87	5-1-2032	189,350	192,979
FNMA ±	2.87	5-1-2027	80,422	83,846
FNMA ±	2.88	6-1-2016	310	310
FNMA ±	2.88	7-1-2016	916	916
FNMA ±	2.88	12-1-2028	70,010	71,685
FNMA ±	2.88	4-1-2034	750,568	787,848
FNMA ±	2.88	5-1-2035	1,621,749	1,705,235
FNMA ±	2.88	5-1-2035	2,723,813	2,905,345
FNMA ±	2.89	11-1-2024	77,553	78,294
FNMA ±	2.89	10-1-2025	9,920	10,113
FNMA ±	2.90	6-1-2024	48,841	49,394
FNMA ±	2.91	3-1-2027	104,191	108,200
FNMA ±	2.92	1-1-2026	315,146	329,023
FNMA ±	2.92	10-1-2029	499,170	522,153
FNMA ±	2.94	3-1-2035	3,162,786	3,377,104
FNMA ±	2.98	6-1-2032	106,157	109,550
FNMA ±	2.98	10-1-2028	216,167	224,625
FNMA ±	2.98	7-1-2033	38,179	38,540
FNMA ±	2.99	2-1-2035	1,402,996	1,487,628
FNMA ±	3.00	1-1-2029	12,593	13,077
FNMA ±	3.00	5-1-2017	12,336	12,478
FNMA ±	3.00	11-1-2028	61,731	62,883
FNMA ±	3.00	2-1-2029	72,204	73,674
FNMA ±	3.00	8-1-2029	335,063	354,812
FNMA ±	3.00	7-1-2028	233,638	243,302
FNMA ±	3.00	4-1-2028	295,949	308,171
FNMA ±	3.02	4-1-2038	780,111	824,341
FNMA ±	3.05	3-1-2034	1,193,766	1,254,317
FNMA ±	3.06	5-1-2035	1,951,483	2,076,091
FNMA ±	3.06	4-1-2040	2,181,096	2,351,405
FNMA ±	3.07	9-1-2032	1,634,017	1,777,432
FNMA ±	3.08	4-1-2020	3,386	3,412
FNMA ±	3.11	11-1-2034	4,009,048	4,295,148
FNMA ±	3.15	10-1-2024	43,261	43,531
FNMA ±	3.15	8-1-2031	54,536	55,483
FNMA ±	3.17	7-1-2033	1,372	1,389

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	3.18%	1-1-2031	$72,308	$73,117
FNMA ±	3.22	4-1-2034	2,234,443	2,400,441
FNMA ±	3.25	9-1-2017	667	668
FNMA ±	3.28	6-1-2041	1,827,812	1,927,574
FNMA ±	3.30	4-1-2033	399,408	421,402
FNMA ±	3.34	4-1-2024	313,017	332,928
FNMA ±	3.36	2-1-2029	1,671,558	1,788,409
FNMA ±	3.37	10-1-2034	194,678	202,535
FNMA ±	3.46	3-1-2030	141,229	144,995
FNMA ±	3.47	6-1-2024	25,694	25,892
FNMA ±	3.48	11-1-2029	9,140	9,121
FNMA ±	3.54	8-1-2030	134,352	137,866
FNMA ±	3.58	10-1-2017	392,938	395,893
FNMA ±	3.66	7-1-2017	4,934	5,006
FNMA ±	3.66	9-1-2033	41,820	42,226
FNMA ±	3.67	1-1-2033	67,398	68,581
FNMA ±	3.68	7-1-2021	96,756	99,331
FNMA ±	3.70	9-1-2031	301,550	314,893
FNMA ±	3.72	9-1-2028	1,710	1,743
FNMA ±	3.81	5-1-2033	1,121,427	1,186,257
FNMA ±	3.87	7-1-2028	37,283	38,730
FNMA ±	3.95	9-1-2023	3,921	3,951
FNMA ±	4.00	4-1-2033	200,921	207,685
FNMA ±	4.01	5-1-2034	324,928	342,923
FNMA ±	4.04	2-1-2033	94,376	95,112
FNMA ±	4.08	5-1-2025	75	74
FNMA ±	4.10	9-1-2017	443	444
FNMA ±	4.20	6-1-2019	2,303	2,331
FNMA ±	4.25	10-1-2021	9,043	9,048
FNMA ±	4.26	8-1-2017	12,636	12,727
FNMA ±	4.28	12-1-2032	163,394	169,168
FNMA ±	4.30	1-1-2018	429	428
FNMA ±	4.31	11-1-2019	253	253
FNMA ±	4.32	12-1-2036	191,140	200,507
FNMA ±	4.32	11-1-2031	18,560	18,395
FNMA ±	4.32	4-1-2032	239,132	239,490
FNMA ±	4.43	6-1-2028	58,295	59,668
FNMA ±	4.46	6-1-2034	275,525	291,957
FNMA ±	4.65	1-1-2019	264,526	271,053
FNMA ±	4.67	4-1-2018	67,307	67,645
FNMA ±	4.70	11-1-2031	121,907	123,441
FNMA ±	4.73	2-1-2019	104,353	107,116
FNMA ±	5.00	6-1-2028	17,494	17,359
FNMA	5.50	9-1-2019	54,224	55,516
FNMA ±	5.69	1-1-2019	38,988	40,318
FNMA ±	6.00	1-1-2020	7,160	7,101
FNMA ±	6.45	2-1-2034	61,762	61,153
FNMA	6.50	8-1-2028	62,411	65,273
FNMA	6.50	5-1-2031	188,321	215,652
FNMA	7.00	11-1-2017	4,384	4,448
FNMA	7.06	11-1-2024	39,453	39,915
FNMA	7.06	12-1-2024	30,210	30,601
FNMA	7.06	3-1-2025	56,225	58,500
FNMA	7.06	3-1-2025	7,991	8,025
FNMA	7.06	4-1-2025	20,737	20,878
FNMA	7.06	1-1-2027	53,330	55,029
FNMA	7.50	1-1-2031	98,326	109,294
FNMA	7.50	1-1-2033	255,413	290,661
FNMA	7.50	5-1-2033	198,382	226,315
FNMA	7.50	5-1-2033	193,140	218,107
FNMA	7.50	6-1-2033	123,663	134,823
FNMA	7.50	7-1-2033	144,483	157,721
FNMA	7.50	8-1-2033	107,433	117,230
FNMA	8.00	12-1-2026	103,653	117,499
FNMA	8.00	2-1-2030	206	208

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.00%	3-1-2030	$324	$361
FNMA	8.00	7-1-2031	36,837	37,328
FNMA	8.00	5-1-2033	227,213	263,277
FNMA	8.50	10-1-2026	11,151	12,392
FNMA	8.50	2-1-2027	5,418	5,458
FNMA	8.50	6-1-2030	54,730	58,219
FNMA	8.51	8-15-2024	60,768	67,491
FNMA	9.00	7-1-2030	5,542	5,585
FNMA	10.00	1-20-2021	14,743	15,066
FNMA	11.00	1-1-2018	3,431	3,515
FNMA Series 1989-74 Class J	9.80	10-25-2019	12,122	13,206
FNMA Series 1989-96 Class H	9.00	12-25-2019	4,760	5,152
FNMA Series 1992-39 Class FA ±	1.63	3-25-2022	166,910	168,875
FNMA Series 1992-45 Class F ±	1.63	4-25-2022	27,985	27,556
FNMA Series 1992-87 Class Z	8.00	5-25-2022	18,532	20,387
FNMA Series 1993-113 Class FA ±	1.17	7-25-2023	112,058	112,043
FNMA Series 1993-247 Class FM ±	1.88	12-25-2023	474,712	486,403
FNMA Series 1994-14 Class F ±	2.28	10-25-2023	244,218	252,316
FNMA Series 1998-T2 Class A5 ±	5.11	1-25-2032	262,127	264,941
FNMA Series 2001-50 Class BA	7.00	10-25-2041	219,489	254,664
FNMA Series 2001-63 Class FD ±	1.04	12-18-2031	135,942	137,957
FNMA Series 2001-81 Class F ±	1.00	1-25-2032	95,453	96,934
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	170,973	199,070
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	3,663,090	4,466,280
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	272,202	333,491
FNMA Series 2001-T12 Class A4 ±	3.68	8-25-2041	6,488,563	6,662,693
FNMA Series 2001-W03 Class A ±	6.70	9-25-2041	716,546	805,198
FNMA Series 2001-W1 Class AV1 ±	0.69	8-25-2031	77,832	75,612
FNMA Series 2002-05 Class FD ±	1.35	2-25-2032	272,598	278,850
FNMA Series 2002-33 Class A4 ±	4.84	11-25-2030	162,374	168,447
FNMA Series 2002-59 Class F ±	0.85	9-25-2032	572,715	578,156
FNMA Series 2002-66 Class A3 ±	3.29	4-25-2042	9,774,991	10,280,269
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,632,848	2,009,763
FNMA Series 2002-T12 Class A5 ±	3.82	10-25-2041	2,366,928	2,465,162
FNMA Series 2002-T18 Class A5 ±	3.84	5-25-2042	3,958,217	4,121,719
FNMA Series 2002-T19 Class A4 ±	3.52	3-25-2042	227,032	239,986
FNMA Series 2002-W1 Class 3A ±	3.26	4-25-2042	1,484,959	1,520,765
FNMA Series 2002-W4 Class A6 ±	3.53	5-25-2042	2,451,831	2,546,656
FNMA Series 2003-07 Class A2 ±	2.74	5-25-2042	1,092,955	1,112,908
FNMA Series 2003-17 Class FN ±	0.75	3-25-2018	224,823	224,615
FNMA Series 2003-63 Class A8 ±	2.97	1-25-2043	1,594,643	1,642,620
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	480,185	572,964
FNMA Series 2003-W04 Class 5A ±	3.12	10-25-2042	1,287,895	1,388,552
FNMA Series 2003-W08 Class 4A ±	3.35	11-25-2042	1,876,154	1,979,074
FNMA Series 2003-W10 Class 2A ±	3.21	6-25-2043	3,581,645	3,751,265
FNMA Series 2003-W18 Class 2A ±	3.60	6-25-2043	12,482,581	13,294,056
FNMA Series 2003-W9 Class A ±	0.69	6-25-2033	2,783,390	2,725,600
FNMA Series 2004-31 Class FG ±	0.85	8-25-2033	426,014	427,048
FNMA Series 2004-38 Class FT ±	0.88	10-25-2033	278,392	279,719
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	658,121	778,538
FNMA Series 2004-T3 Class 2A ±	3.34	8-25-2043	2,109,335	2,264,395
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	193,296	221,961
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	364,587	431,010
FNMA Series 2004-W1 Class 3A ±	3.58	1-25-2043	111,969	119,580
FNMA Series 2004-W12 Class 2A ±	3.61	6-25-2044	6,338,016	6,676,877
FNMA Series 2004-W15 Class 3A ±	2.85	6-25-2044	8,354,201	9,109,794
FNMA Series 2005-57 Class EG ±	0.75	3-25-2035	526,384	526,869
FNMA Series 2005-W3 Class 3A ±	2.90	4-25-2045	1,706,201	1,847,605
FNMA Series 2006-15 Class FW ±	0.75	1-25-2036	375,474	377,183
FNMA Series 2006-W1 Class 3A ±	2.41	10-25-2045	8,201,002	8,575,431
FNMA Series 2007-95 Class A2 ±	0.70	8-27-2036	760,366	757,640
FNMA Series 2015-M8 Class FA ±	0.60	11-25-2018	2,428,024	2,422,425
FNMA Series G92-20 Class FB ±	1.63	4-25-2022	34,590	34,471

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series G93-1 Class K	6.68%	1-25-2023	$476,767	$520,124
FNMA Series G93-19 Class FD ±	1.17	4-25-2023	381,922	382,122
GNMA ±	2.33	8-20-2062	6,771,587	7,109,148
GNMA ±	2.35	9-20-2062	2,253,808	2,368,774
GNMA	6.45	4-20-2025	51,198	58,568
GNMA	6.45	5-20-2025	16,613	17,041
GNMA	6.45	9-20-2025	43,329	51,297
GNMA	6.50	6-20-2034	79,648	82,130
GNMA	6.50	8-20-2034	533,256	568,660
GNMA	6.50	8-20-2034	112,323	117,867
GNMA	6.75	2-15-2029	86,428	98,834
GNMA	7.00	7-20-2034	60,433	61,934
GNMA	7.25	7-15-2017	1,067	1,069
GNMA	7.25	8-15-2017	2,288	2,294
GNMA	7.25	8-15-2017	3,683	3,694
GNMA	7.25	9-15-2017	7,436	7,504
GNMA	7.25	10-15-2017	13,198	13,311
GNMA	7.25	10-15-2017	4,957	4,996
GNMA	7.25	11-15-2017	6,969	7,033
GNMA	7.25	1-15-2018	1,346	1,349
GNMA	7.25	1-15-2018	4,631	4,645
GNMA	7.25	2-15-2018	8,982	9,070
GNMA	7.25	5-15-2018	5,266	5,283
GNMA	9.00	8-15-2016	565	566
GNMA	9.00	11-15-2016	266	267
GNMA	9.00	12-15-2016	34	34
GNMA	9.00	2-15-2017	846	850
GNMA	9.00	5-15-2017	73	73
GNMA	9.00	7-15-2017	2,874	2,886
GNMA	9.00	3-15-2020	2,422	2,461
GNMA	9.00	8-15-2021	421	423
GNMA	9.00	8-20-2024	261	282
GNMA	9.00	9-20-2024	1,179	1,234
GNMA	9.00	10-20-2024	1,727	1,744
GNMA	9.00	11-20-2024	160	161
GNMA	9.00	1-20-2025	6,371	7,269
GNMA	9.00	2-20-2025	20,498	23,284
GNMA Series 2011-H12 Class FA ±	0.93	2-20-2061	2,786,465	2,769,446
GNMA Series 2011-H17 Class FA ±	0.97	6-20-2061	1,428,373	1,421,665
GNMA Series 2013-H13 Class FS ±	1.44	6-20-2063	3,604,092	3,660,684
GNMA Series 2016-H07 Calss FE ±	1.59	3-20-2066	2,665,774	2,719,512
GNMA Series 2016-H07 Class FH ±	1.44	2-20-2066	4,671,790	4,719,607
GNMA Series 2016-H13 Class FD (a)%%	1.14	6-30-2066	8,000,000	7,988,125
Total Agency Securities (Cost $1,040,730,763)				1,052,592,484

Non-Agency Mortgage-Backed Securities : 0.04%
National Credit Union Administration Guaranteed Notes Program Series 2010-C1 Class A2	2.90	10-29-2020	511,782	511,801

Total Non-Agency Mortgage-Backed Securities (Cost $515,433)				511,801

	Yield		Shares
Short-Term Investments : 6.07%
Investment Companies : 6.07%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.23		72,420,345	72,420,345

Total Short-Term Investments (Cost $72,420,345)				72,420,345

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2016 (unaudited)

		Value
Total investments in securities (Cost $1,113,666,541)*	94.27%	$1,125,524,630
Other assets and liabilities, net	5.73	68,434,436

Total net assets	100.00%	$1,193,959,066

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $1,114,370,986 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,216,295
Gross unrealized losses	(3,062,651)

Net unrealized gains	$11,153,644

Abbreviations:
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Agency securities	$0	$1,052,592,484	$0	$1,052,592,484
Non-agency mortgage-backed securities	0	511,801	0	511,801
Short-term investments
Investment companies	72,420,345	0	0	72,420,345

	$72,420,345	$1,053,104,285	$0	$1,125,524,630

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 8.68%
Consumer Discretionary : 1.06%
Auto Components : 0.18%
Gentex Corporation	30,000	$497,400

Household Durables : 0.88%
Harman International Industries Incorporated	8,000	625,920
Leggett & Platt Incorporated	15,000	753,900
Newell Rubbermaid Incorporated	24,000	1,144,560
		2,524,380

Consumer Staples : 0.86%
Food Products : 0.48%
ConAgra Foods Incorporated	30,000	1,371,000

Personal Products : 0.38%
The Estee Lauder Companies Incorporated Class A	12,000	1,101,360

Energy : 0.70%
Oil, Gas & Consumable Fuels : 0.70%
Columbia Pipeline Group Incorporated	55,000	1,404,700
EQT Corporation	5,000	366,250
Kinder Morgan Incorporated	10,000	180,800
Plains All American Pipeline LP	2,000	46,260
		1,998,010

Financials : 1.36%
Real Estate Management & Development : 0.21%
CBRE Group Incorporated Class A †	20,000	597,000

REITs : 1.15%
Crown Castle International Corporation	15,000	1,362,150
Equinix Incorporated	3,000	1,086,000
Saul Centers Incorporated	15,000	842,700
		3,290,850

Health Care : 1.06%
Biotechnology : 0.08%
Baxalta Incorporated	5,000	226,150

Health Care Equipment & Supplies : 0.98%
C.R. Bard Incorporated	4,000	876,160
West Pharmaceutical Services Incorporated	3,000	225,240
Zimmer Holdings Incorporated	14,000	1,709,540
		2,810,940

Industrials : 1.34%
Aerospace & Defense : 0.81%
Huntington Ingalls Industries Incorporated	5,000	767,050
Raytheon Company	10,000	1,296,700

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo High Yield Bond Fund

Security name			Shares	Value
Aerospace & Defense (continued)
TransDigm Group Incorporated †			1,000	$263,540
				2,327,290

Machinery : 0.53%
John Bean Technologies Corporation			25,000	1,517,000

Information Technology : 0.44%
Electronic Equipment, Instruments & Components : 0.08%
FEI Company			2,000	214,900

Internet Software & Services : 0.17%
Akamai Technologies Incorporated †			9,000	491,220

Semiconductors & Semiconductor Equipment : 0.19%
Microsemi Corporation †			5,000	169,150
Xilinx Incorporated			8,000	379,120
				548,270

Utilities : 1.86%
Gas Utilities : 0.38%
Atmos Energy Corporation			15,000	1,093,500

Multi-Utilities : 1.48%
CMS Energy Corporation			10,000	418,200
Dominion Resources Incorporated			5,000	361,250
DTE Energy Company			7,000	634,760
NiSource Incorporated			5,000	119,300
Sempra Energy			25,000	2,678,000
				4,211,510

Total Common Stocks (Cost $22,952,457)				24,820,780

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 84.39%
Consumer Discretionary : 10.44%
Auto Components : 3.25%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$2,250,000	2,365,313
Dana Holding Corporation	5.50	12-15-2024	2,000,000	1,915,000
Lear Corporation	4.75	1-15-2023	4,875,000	5,009,063
				9,289,376

Hotels, Restaurants & Leisure : 1.11%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,177,300

Household Durables : 0.83%
Newell Brands Incorporated 144A	5.00	11-15-2023	2,300,000	2,389,125

Media : 2.32%
DISH DBS Corporation	5.00	3-15-2023	1,000,000	910,000
McGraw-Hill Global Education Holdings LLC 144A	7.88	5-15-2024	5,500,000	5,720,000
				6,630,000

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 2.93%
Group 1 Automotive Incorporated	5.00%	6-1-2022	$3,065,000	$3,049,675
Penske Auto Group Incorporated	5.75	10-1-2022	5,200,000	5,330,000
				8,379,675

Consumer Staples : 2.20%
Beverages : 2.20%
Constellation Brands Incorporated	4.75	11-15-2024	5,876,000	6,177,145
Constellation Brands Incorporated	4.75	12-1-2025	100,000	104,563
				6,281,708

Energy : 3.84%
Oil, Gas & Consumable Fuels : 3.84%
Kinder Morgan Energy Partners LP	4.30	6-1-2025	1,000,000	978,890
ONEOK Incorporated	4.25	2-1-2022	2,000,000	1,800,000
ONEOK Incorporated	7.50	9-1-2023	2,000,000	2,065,100
Plains All American Pipeline LP	3.85	10-15-2023	1,000,000	913,301
Tennessee Gas Pipeline Company	7.00	3-15-2027	5,000,000	5,216,150
				10,973,441

Financials : 5.33%
REITs : 5.33%
Equinix Incorporated	5.75	1-1-2025	3,193,000	3,320,720
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,000,000
Iron Mountain U.S. Holdings Company 144A	5.38	6-1-2026	3,000,000	2,962,500
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	3,970,000
				15,253,220

Health Care : 12.96%
Health Care Equipment & Supplies : 2.81%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	972,500
Teleflex Incorporated	4.88	6-1-2026	7,050,000	7,067,625
				8,040,125

Health Care Providers & Services : 7.57%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	2,027,000
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	4,265,000	4,467,588
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	800,000	880,000
HCA Incorporated	5.25	6-15-2026	1,000,000	1,027,500
HCA Incorporated	5.38	2-1-2025	5,500,000	5,582,500
HealthSouth Corporation	5.13	3-15-2023	5,000,000	4,875,000
HealthSouth Corporation	5.75	9-15-2025	2,750,000	2,777,500
				21,637,088

Life Sciences Tools & Services : 2.12%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	6,000,000	6,075,000

Pharmaceuticals : 0.46%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,500,000	1,320,000

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 16.39%
Aerospace & Defense : 10.00%
Huntington Ingalls Industries Incorporated 144A	5.00%	11-15-2025	$6,500,000	$6,825,000
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,081,250
Orbital ATK Incorporated	5.25	10-1-2021	3,675,000	3,835,781
Orbital ATK Incorporated	5.50	10-1-2023	4,114,000	4,309,415
Transdigm Group Incorporated 144A%%	6.38	6-15-2026	5,000,000	5,006,250
Transdigm Group Incorporated	6.50	5-15-2025	3,500,000	3,552,500
				28,610,196

Commercial Services & Supplies : 2.71%
Clean Harbors Incorporated	5.13	6-1-2021	6,663,000	6,729,630
Clean Harbors Incorporated 144A	5.13	6-1-2021	1,000,000	1,010,000
				7,739,630

Machinery : 1.50%
Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,277,483

Trading Companies & Distributors : 2.18%
HD Supply Incorporated 144A	5.75	4-15-2024	6,000,000	6,240,000

Information Technology : 12.19%
Communications Equipment : 2.91%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,312,750

Electronic Equipment, Instruments & Components : 2.11%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,017,500
Belden Incorporated 144A	5.25	7-15-2024	485,000	469,234
Belden Incorporated 144A	5.50	9-1-2022	4,500,000	4,545,000
				6,031,734

IT Services : 1.90%
Neustar Incorporated «(i)	4.50	1-15-2023	6,350,000	5,445,125

Semiconductors & Semiconductor Equipment : 3.37%
Micron Technology Incorporated 144A	5.25	8-1-2023	2,000,000	1,695,000
Micron Technology Incorporated	5.50	2-1-2025	4,900,000	4,103,750
Microsemi Corporation 144A	9.13	4-15-2023	3,500,000	3,841,250
				9,640,000

Technology Hardware, Storage & Peripherals : 1.90%
Diebold Incorporated 144A	8.50	4-15-2024	5,500,000	5,445,000

Materials : 19.45%
Chemicals : 13.00%
A. Schulman Incorporated 144A	6.88	6-1-2023	6,500,000	6,483,750
Celanese U.S. Holdings LLC	4.63	11-15-2022	8,088,000	8,310,420
Olin Corporation	5.50	8-15-2022	6,750,000	6,733,125
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	6,589,313
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	1,000,000	1,060,000
Tronox Finance LLC «	6.38	8-15-2020	10,400,000	8,008,000
				37,184,608

Containers & Packaging : 4.66%
Ball Corporation	4.00	11-15-2023	1,500,000	1,468,125
Ball Corporation	5.00	3-15-2022	4,000,000	4,180,000

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Berry Plastics Corporation	5.13%	7-15-2023	$2,000,000	$2,015,000
Berry Plastics Corporation 144A	6.00	10-15-2022	4,000,000	4,110,000
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,556,250
				13,329,375

Metals & Mining : 0.16%
Commercial Metals Company	4.88	5-15-2023	150,000	143,250
Steel Dynamics Incorporated	5.50	10-1-2024	300,000	308,310
				451,560

Paper & Forest Products : 1.63%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,676,300

Utilities : 1.59%
Electric Utilities : 1.59%
DPL Incorporated ##	7.25	10-15-2021	4,375,000	4,561,375

Total Corporate Bonds and Notes (Cost $245,626,810)				241,391,194

Yankee Corporate Bonds and Notes : 5.28%
Health Care : 1.42%
Pharmaceuticals : 1.42%
Mallinckrodt plc 144A	5.50	4-15-2025	4,500,000	4,061,250

Industrials : 2.16%
Electrical Equipment : 2.16%
Sensata Technologies BV 144A	4.88	10-15-2023	3,000,000	3,033,750
Sensata Technologies BV 144A	5.63	11-1-2024	3,000,000	3,142,500
				6,176,250

Information Technology : 1.70%
Technology Hardware, Storage & Peripherals : 1.70%
Seagate HDD Cayman	4.75	6-1-2023	4,140,000	3,466,733
Seagate HDD Cayman 144A	4.88	6-1-2027	2,000,000	1,410,000
				4,876,733

Total Yankee Corporate Bonds and Notes (Cost $16,301,832)				15,114,233

Short-Term Investments : 5.30%

	Yield		Shares
Investment Companies : 5.30%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45		10,583,356	10,583,356
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##	0.41		4,576,187	4,576,188
Total Short-Term Investments (Cost $15,159,544)				15,159,544

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo High Yield Bond Fund

		Value
Total investments in securities (Cost $300,040,643)*	103.65%	$296,485,751
Other assets and liabilities, net	(3.65)	(10,451,649)

Total net assets	100.00%	$286,034,102

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $299,997,508 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,354,725
Gross unrealized losses	(8,866,482)

Net unrealized losses	$(3,511,757)

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Common stocks
Consumer discretionary	$3,021,780	$0	$0	$3,021,780
Consumer staples	2,472,360	0	0	2,472,360
Energy	1,998,010	0	0	1,998,010
Financials	3,887,850	0	0	3,887,850
Health care	3,037,090	0	0	3,037,090
Industrials	3,844,290	0	0	3,844,290
Information technology	1,254,390	0	0	1,254,390
Utilities	5,305,010	0	0	5,305,010
Corporate bonds and notes	0	241,391,194	0	241,391,194
Yankee corporate bonds and notes	0	15,114,233	0	15,114,233
Short-term investments
Investment companies	4,576,188	0	0	4,576,188
Investments measured at net asset value*				10,583,356

Total assets	$29,396,968	$256,505,427	$0	$296,485,751

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $10,583,356, does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 22.84%
Ally Auto Receivables Trust Series 2014-3 Class A2	0.81%	9-15-2017	$146,442	$146,417
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	2,393,611	2,393,201
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	2,025,000	2,026,632
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	1,000,000	1,000,384
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2A	1.52	6-10-2019	3,000,000	3,003,911
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	4,000,000	3,997,805
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	4,656,932	4,656,896
BMW Vehicle Lease Trust Series 2016-1 Class A2B ±	0.94	1-22-2018	3,000,000	3,000,389
California Republic Auto Receivables Trust Series 2014-3 Class A3	1.09	11-15-2018	995,908	995,825
California Republic Auto Receivables Trust Series 2016-1 Class A2	1.50	12-17-2018	4,545,000	4,545,433
CarMax Auto Owner Trust Series 2014-2 Class A3	0.98	1-15-2019	3,659,550	3,658,209
CarMax Auto Owner Trust Series 2014-4 Class A2A	0.67	2-15-2018	442,382	442,286
CarMax Auto Owner Trust Series 2015-2 Class A2A	0.82	6-15-2018	274,957	274,866
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	3,000,000	2,996,668
Chase Issuance Trust Series 2007-A3 Class A3	5.23	4-15-2019	2,250,000	2,317,209
Chase Issuance Trust Series 2014-A1 Class A1	1.15	1-15-2019	7,000,000	7,008,231
Citibank Credit Card Issuance Trust Series 2013-A3 Class A3	1.11	7-23-2018	4,220,000	4,222,227
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	2,211,000	2,213,963
Citibank Credit Card Issuance Trust Series 2014-A4 Class A4	1.23	4-24-2019	1,555,000	1,558,298
Evergreen Credit Card Trust Series 2016-1 Class A 144A±	1.15	4-15-2020	5,000,000	5,000,000
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	685,109	684,698
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.79	12-15-2017	1,183,769	1,183,238
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.81	1-15-2018	317,330	317,190
Ford Credit Auto Owner Trust Series 2016-A Class A2A	1.12	12-15-2018	2,350,000	2,351,855
GM Financial Automobile Leasing Trust Series 2014-2A Class A3 144A	1.22	1-22-2018	2,214,924	2,216,935
GM Financial Automobile Leasing Trust Series 2014-3 Class A2A	1.17	6-20-2018	3,710,603	3,708,216
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	779,316	779,308
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	1,000,000	998,057
Golden Credit Card Trust Series 2012-2A Class A1 144A	1.77	1-15-2019	4,000,000	4,013,521
Golden Credit Card Trust Series 2015-1A Class A 144A±	0.87	2-15-2020	3,090,000	3,082,799
Harley-Davidson Motorcycle Trust Series 2014-1 Class A3	1.10	9-15-2019	2,600,000	2,601,509
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	3,517,784	3,517,774
Honda Auto Receivables Owner Trust Series 2015-4 Class A2	0.82	7-23-2018	1,000,000	999,178
Hyundai Auto Lease Securitization Trust Series 2015-A Class A2 144A	1.00	10-16-2017	554,931	554,863
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2B 144A±	0.98	7-16-2018	4,000,000	4,006,018
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	2,258,244	2,257,377
John Deere Owner Trust Series 2015-A Class A2A	0.87	2-15-2018	1,063,663	1,063,250
Leaf II Receivables Funding LLC Series 2015-1 Class A2 144A	1.13	3-15-2017	2,379,747	2,378,172
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	86,588	86,586
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	4,500,000	4,502,345
Mercedes-Benz Auto Lease Trust Series 2015-B Class A2A	1.00	1-16-2018	1,452,438	1,452,583
Mercedes-Benz Auto Receivables Series 2015-1 Class A2A	0.82	6-15-2018	1,151,556	1,150,906
MMAF Equipment Finance LLC Series 2014-AA Class A2 144A	0.52	4-10-2017	61,270	61,262
MMAF Equipment Finance LLC Series 2015-AA Class A2 144A	0.96	9-18-2017	1,493,539	1,493,048
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	1,000,000	1,000,247
Nissan Auto Receivables Owner Trust Series 2015-C Class A2A	0.87	11-15-2018	2,000,000	1,998,172
Nissan Auto Receivables Owner Trust Series 2016-A Class A2B ±	0.78	2-15-2019	4,000,000	4,005,388
Nissan Auto Receivables Owner Trust Series 2016-B Class A2A	1.05	4-15-2019	1,500,000	1,499,549
Oscar US Funding Trust Series 2015-1A Class A2A 144A	1.30	2-15-2018	2,804,956	2,782,836
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	486,092	485,604
Smart Trust Series 2015-1US Class A2A	0.99	8-14-2017	682,222	681,175
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	1,204,049	1,204,078
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	2,113,429	2,111,979
Toyota Auto Receivables Owner Trust Series 2015-C Class A2A	0.92	2-15-2018	3,124,432	3,124,345
Toyota Auto Receivables Owner Trust Series 2016-A Class A2B ±	0.75	7-16-2018	1,000,000	1,000,954
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	1,156,576	1,156,380
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	440,330	440,111
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	6,090,000	6,097,220
World Omni Automobile Lease Securitization Trust Series 2015-A Class A2A	1.06	5-15-2018	2,542,858	2,536,596
World Omni Automobile Receivables Trust Series 2014-A Class A3	0.94	4-15-2019	2,783,209	2,779,553
World Omni Automobile Receivables Trust Series 2015-A Class A2A	0.79	7-16-2018	348,080	347,973

Total Asset-Backed Securities (Cost $134,166,874)				134,171,698

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 29.92%
Energy : 1.86%
Oil, Gas & Consumable Fuels : 1.86%
Chevron Corporation ±	0.80%	11-15-2017	$5,320,000	$5,306,019
Chevron Corporation ±	1.13	5-16-2018	1,700,000	1,701,982
Exxon Mobil Corporation ±	1.23	2-28-2018	3,920,000	3,952,524
				10,960,525

Financials : 25.95%
Banks : 9.49%
Bank of America Corporation NA	1.25	2-14-2017	4,400,000	4,405,839
Bank of America Corporation NA	1.65	3-26-2018	4,250,000	4,251,998
Branch Banking & Trust Company ±	0.95	9-13-2016	1,050,000	1,050,335
Branch Banking & Trust Company	1.05	12-1-2016	1,000,000	1,000,624
Branch Banking & Trust Company ±	1.14	5-1-2019	2,000,000	2,000,526
Branch Banking & Trust Company	1.35	10-1-2017	2,000,000	2,000,474
Branch Banking & Trust Company	1.45	10-3-2016	3,300,000	3,305,188
Branch Banking & Trust Company	5.63	9-15-2016	250,000	253,356
Credit Suisse New York ±	1.31	4-27-2018	2,500,000	2,493,703
Credit Suisse New York ±	1.33	1-29-2018	1,750,000	1,745,917
HSBC USA Incorporated ±	1.40	8-7-2018	2,000,000	1,992,382
HSBC USA Incorporated	1.63	1-16-2018	5,000,000	4,999,100
HSBC USA Incorporated	1.70	3-5-2018	2,000,000	2,000,632
JPMorgan Chase & Company ±	1.46	3-22-2019	4,000,000	4,009,296
JPMorgan Chase & Company	1.80	1-25-2018	4,750,000	4,767,319
MUFG Union Bank NA ±	1.38	9-26-2016	3,259,000	3,264,371
MUFG Union Bank NA	1.50	9-26-2016	1,005,000	1,006,863
PNC Bank NA ±	1.06	6-1-2018	500,000	498,677
PNC Bank NA	1.13	1-27-2017	3,945,000	3,950,211
PNC Bank NA	1.30	10-3-2016	2,000,000	2,001,856
U.S. Bank NA ±	1.22	1-29-2018	4,750,000	4,766,554
				55,765,221

Capital Markets : 2.82%
Bank of New York Mellon Corporation	2.30	7-28-2016	1,750,000	1,754,415
Bank of New York Mellon Corporation	2.40	1-17-2017	3,000,000	3,024,558
Eaton Vance Corporation	6.50	10-2-2017	1,100,000	1,166,015
Goldman Sachs Group Incorporated ±	1.68	4-25-2019	4,000,000	4,012,068
Morgan Stanley ±	2.01	2-1-2019	6,500,000	6,577,480
				16,534,536

Consumer Finance : 5.38%
American Express Credit Corporation	1.30	7-29-2016	1,750,000	1,751,453
American Honda Finance Corporation ±	0.76	9-2-2016	1,150,000	1,150,373
American Honda Finance Corporation ±	1.07	9-20-2017	4,880,000	4,893,810
Caterpillar Financial Services Corporation ±	0.77	3-3-2017	5,000,000	5,003,040
Daimler Finance North America LLC 144A	1.45	8-1-2016	4,050,000	4,053,325
Nissan Motor Acceptance Corporation 144A±	1.43	4-6-2018	3,000,000	2,998,908
Nissan Motor Acceptance Corporation 144A±	1.65	3-8-2019	5,000,000	5,022,905
Toyota Motor Credit Corporation ±	1.01	4-6-2018	3,000,000	3,000,579
Toyota Motor Credit Corporation	1.75	5-22-2017	1,752,000	1,765,664
Toyota Motor Credit Corporation	2.00	9-15-2016	1,985,000	1,993,015
				31,633,072

Diversified Financial Services : 2.06%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,008,876
Murray Street Investment Trust I	4.65	3-9-2017	3,000,000	3,078,006
NYSE Holdings LLC	2.00	10-5-2017	5,000,000	5,040,081
				12,126,963

2

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 6.20%
Berkshire Hathaway Finance Corporation ±	1.18%	3-7-2018	$7,000,000	$7,035,595
Jackson National Life Global Funding Company 144A±	0.89	7-29-2016	5,800,000	5,802,361
Jackson National Life Global Funding Company 144A±	1.21	10-13-2017	2,000,000	2,001,016
Metropolitan Life Global Funding I 144A	1.30	4-10-2017	6,000,000	6,013,242
Metropolitan Life Global Funding I 144A	1.50	1-10-2018	473,000	474,314
New York Life Global Funding 144A	1.13	3-1-2017	2,748,000	2,751,311
New York Life Global Funding 144A	1.30	10-30-2017	1,300,000	1,306,475
Pricoa Global Funding 1 144A	1.15	11-25-2016	650,000	650,127
Pricoa Global Funding 1 144A	1.35	8-18-2017	3,910,000	3,913,566
Principal Life Global Funding II 144A	1.13	2-24-2017	4,000,000	4,003,140
Principal Life Global Funding II 144A±	1.14	12-1-2017	2,000,000	2,003,114
Principal Life Global Funding II 144A	1.20	5-19-2017	460,000	459,881
				36,414,142

Health Care : 0.57%
Health Care Providers & Services : 0.57%
Novant Health Incorporated	5.35	11-1-2016	3,300,000	3,359,770

Information Technology : 0.34%
Communications Equipment : 0.34%
Cisco Systems Incorporated ±	0.94	6-15-2018	2,000,000	2,003,420

Utilities : 1.20%
Electric Utilities : 1.20%
Commonwealth Edison Company	1.95	9-1-2016	4,000,000	4,006,280
Duke Energy Carolinas LLC	1.75	12-15-2016	3,000,000	3,020,610
				7,026,890

Total Corporate Bonds and Notes (Cost $175,487,524)				175,824,539

Municipal Obligations : 7.62%
California : 3.96%
California Earthquake Authority (Miscellaneous Revenue)	1.19	7-1-2016	1,750,000	1,750,753
California Industry Public Facilities Authority Series A (Tax Revenue, AGM Insured)	1.76	1-1-2017	2,500,000	2,513,550
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	1.26	11-1-2016	3,770,000	3,777,804
Oakland-Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	1.25	2-1-2017	2,250,000	2,255,400
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.94	11-1-2016	4,000,000	4,003,280
University of California Series Y-1 (Education Revenue) ±	0.94	7-1-2041	8,985,000	8,986,797
				23,287,584

Colorado : 0.57%
Denver City & County CO Taxable Refunding & Improvement Bonds Series B (Tax Revenue)	2.70	8-1-2017	3,250,000	3,311,783

Kentucky : 0.85%
Kentucky Municipal Power Agency Series B002 (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144Aø	0.79	9-1-2037	5,000,000	5,000,000

Minnesota : 0.19%
Saint Paul MN Housing & RDA HealthPartners Obligated Group Series B (Health Revenue)	1.04	7-1-2016	1,100,000	1,100,198

New Jersey : 0.15%
New Jersey EDA School Facilities Construction Series QQ (Miscellaneous Revenue)	1.10	6-15-2016	900,000	900,027

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 0.92%
Nassau County NY Series A (GO Revenue)	1.20%	12-15-2016	$4,000,000	$4,004,440
Nassau County NY Series C (GO Revenue)	1.13	12-15-2016	1,400,000	1,401,540
				5,405,980

North Carolina : 0.98%
North Carolina Eastern Municipal Power Agency (Utilities Revenue)	1.09	7-1-2016	5,750,000	5,751,438

Total Municipal Obligations (Cost $44,705,768)				44,757,010

Non-Agency Mortgage-Backed Securities : 1.45%
Bank of America Commercial Mortgage Trust Series 2007-1 Class A4	5.45	1-15-2049	1,131,192	1,150,153
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	773,576	772,129
Dell Equipment Finance Trust Series 2015-1 Class A2 144A	1.01	7-24-2017	1,240,900	1,240,430
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	907,729	923,913
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class A2	2.21	5-15-2045	1,582,755	1,589,095
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	2,850,000	2,848,097
Total Non-Agency Mortgage-Backed Securities (Cost $8,542,388)				8,523,817

Yankee Corporate Bonds and Notes : 14.35%
Consumer Staples : 0.75%
Tobacco : 0.75%
BAT International Finance plc 144A±	1.14	6-15-2018	4,400,000	4,392,485

Energy : 1.45%
Oil, Gas & Consumable Fuels : 1.45%
CNPC General Capital Limited 144A±	1.53	5-14-2017	1,000,000	998,584
Schlumberger Investment SA 144A	1.25	8-1-2017	4,000,000	3,991,116
Schlumberger Investment SA 144A	1.95	9-14-2016	3,500,000	3,509,933
				8,499,633

Financials : 11.13%
Banks : 9.54%
ABN Amro Bank NV 144A±	1.43	10-28-2016	6,400,000	6,414,080
ANZ New Zealand International Limited of London 144A	1.40	4-27-2017	1,500,000	1,501,665
Australia & New Zealand Banking Group Limited 144A±	1.07	1-16-2018	1,500,000	1,497,756
Banco Santander Chile 144A±	1.53	4-11-2017	1,250,000	1,246,875
Bank of Tokyo-Mitsubishi UFJ Limited 144A±	1.65	9-14-2018	1,250,000	1,251,686
Banque Federative du Credit Mutuel SA 144A±	1.48	1-20-2017	1,000,000	1,002,499
Export-Import Bank of Korea ±	1.37	5-26-2019	4,000,000	4,003,892
Export-Import Bank of Korea ±	1.38	1-14-2017	1,400,000	1,401,988
Export-Import Bank of Korea	4.00	1-11-2017	1,000,000	1,015,709
Export-Import Bank of Korea 144A	5.38	10-4-2016	1,000,000	1,014,286
Industrial & Commercial Bank of China Limited ±	1.82	11-13-2017	1,500,000	1,507,245
Kookmin Bank 144A±	1.51	1-27-2017	2,000,000	2,000,582
Kookmin Bank 144A±	1.88	10-11-2016	500,000	500,866
Lloyds Bank plc ±	1.41	8-17-2018	3,500,000	3,495,086
Lloyds Bank plc ±	1.64	1-22-2019	3,500,000	3,500,483
Macquarie Bank Limited 144A±	1.42	3-24-2017	1,000,000	998,630
Macquarie Bank Limited 144A	1.60	10-27-2017	2,000,000	1,996,408
Macquarie Bank Limited 144A	2.00	8-15-2016	1,500,000	1,503,659
National Australia Bank Limited 144A±	1.28	7-23-2018	1,750,000	1,755,584
National Australia Bank Limited	1.30	7-25-2016	1,000,000	1,001,000
Nordea Bank AB 144A±	1.48	9-17-2018	2,200,000	2,211,680
Royal Bank of Canada ±	1.34	4-15-2019	3,000,000	3,006,690
Sumitomo Mitsui Banking Corporation ±	1.21	1-16-2018	2,250,000	2,240,867
Sumitomo Mitsui Trust Bank Limited 144A±	1.42	9-16-2016	750,000	751,001
Suncorp-Metway Limited 144A	1.70	3-28-2017	1,625,000	1,627,621
Svensk Exportkredit AB	2.13	7-13-2016	2,589,000	2,593,008
Svenska Handelsbanken AB ±	1.09	9-23-2016	4,000,000	4,005,252

4

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Svenska Handelsbanken AB	2.88%	4-4-2017	$1,000,000	$1,014,690
				56,060,788

Diversified Financial Services : 1.59%
Abbey National Treasury Services plc	1.14	3-13-2017	500,000	499,955
La Caisse Centrale Desjardins du Quebec 144A±	1.30	1-29-2018	3,760,000	3,749,122
UBS AG Stamford Connecticut ±	1.20	6-1-2017	1,000,000	1,001,088
UBS AG Stamford Connecticut ±	1.33	3-26-2018	2,000,000	2,002,026
UBS AG Stamford Connecticut	1.38	6-1-2017	2,120,000	2,119,693
				9,371,884

Telecommunication Services : 1.02%
Wireless Telecommunication Services : 1.02%
America Movil SAB de CV ±	1.63	9-12-2016	2,500,000	2,502,453
America Movil SAB de CV	2.38	9-8-2016	3,470,000	3,481,482
				5,983,935

Total Yankee Corporate Bonds and Notes (Cost $84,307,136)				84,308,725

Yankee Government Bonds : 1.19%
Province of Ontario	1.00	7-22-2016	7,000,000	7,002,870

Total Yankee Government Bonds (Cost $7,001,358)				7,002,870

Short-Term Investments : 22.87%
Certificates of Deposit : 1.19%
Bank of Tokyo-Mitsubishi LLC	1.01	7-15-2016	2,000,000	2,001,362
Toronto-Dominion Bank	0.78	11-3-2016	5,000,000	4,983,100

				6,984,462
Commercial Paper : 21.66%
Atlantic Asset Securitization Corporation 144A(p)(z)	0.48	7-7-2016	6,000,000	5,997,021
Bedford Row Funding Corporation 144A(p)(z)	0.72	9-19-2016	10,000,000	9,977,800
BNZ International Funding Limited 144A(z)	0.64	11-3-2016	6,000,000	5,983,308
Cedars Springs Capital Company 144A(z)	0.58	8-5-2016	5,060,000	5,054,582
CNPC Finance (Hong Kong) Limited 144A(z)	0.35	6-1-2016	6,000,000	5,999,941
Credit Suisse (New York) (z)	1.93	3-8-2018	2,500,000	2,511,703
Institutional Secured Funding LLC 144A(z)	0.55	7-26-2016	10,600,000	10,590,981
LMA Americas LLC 144A(p)(z)	0.43	6-15-2016	2,500,000	2,499,552
LMA Americas LLC 144A(p)(z)	0.50	7-11-2016	3,500,000	3,498,019
Mont Blanc Capital Corporation (p)(z)	0.43	6-15-2016	7,000,000	6,998,746
Ontario Teachers Finance 144A(z)	0.60	9-16-2016	7,000,000	6,987,442
Prudential plc 144A(z)	0.43	7-12-2016	12,000,000	11,994,036
Reckitt Benckiser Treasury Services plc 144A(z)	0.95	2-7-2017	10,500,000	10,430,763
San Diego Gas & Electric Company (z)	0.88	11-21-2016	2,000,000	1,991,520
Sinochem Capital Company Limited (z)	0.32	6-1-2016	10,000,000	9,999,910
Starbird Funding Corporation 144A(p)(z)	0.89	11-1-2016	11,170,000	11,127,808
Total Capital Canada Limited 144A(z)	0.37	6-20-2016	2,775,000	2,774,433
Toyota Motor Credit Corporation (z)	0.42	7-15-2016	3,875,000	3,872,946
United Overseas Bank Limited 144A(z)	0.41	7-19-2016	2,500,000	2,498,622
Victory Receivables 144A(p)(z)	0.48	7-6-2016	1,500,000	1,499,280
Westpac Banking Corporation 144A(z)	0.68	4-13-2017	5,000,000	4,970,143
				127,258,556

	Yield		Shares
Investment Companies : 0.02%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41		148,031	148,031

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Conservative Income Fund

		Value
Total Short-Term Investments (Cost $134,345,494)		$134,391,049

Total investments in securities (Cost $588,556,542)*	100.24%	588,979,708
Other assets and liabilities, net	(0.24)	(1,404,145)

Total net assets	100.00%	$587,575,563

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
(p)	Asset-backed commercial paper
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $588,558,021 and unrealized gains (losses) consists of:

Gross unrealized gains	$591,051
Gross unrealized losses	(169,364)

Net unrealized gains	$421,687

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
GO	General obligation
LIQ	Liquidity agreement
LLC	Limited liability company
plc	Public limited company
RDA	Redevelopment Authority

6

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$134,171,698	$0	$134,171,698
Corporate bonds and notes	0	175,824,539	0	175,824,539
Municipal obligations	0	44,757,010	0	44,757,010
Non-agency mortgage-backed securities	0	8,523,817	0	8,523,817
Yankee corporate bonds and notes	0	84,308,725	0	84,308,725
Yankee government bonds	0	7,002,870	0	7,002,870
Short-term investments
Certificates of deposit	0	6,984,462	0	6,984,462
Commercial paper	0	127,258,556	0	127,258,556
Investment companies	148,031	0	0	148,031

Total assets	$148,031	$588,831,677	$0	$588,979,708

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	July 27, 2016

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	July 27, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	July 27, 2016